                                                File No. 33-3706
                                                         812-9390

 As filed with the Securities and Exchange Commission on February 20, 1997



                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

----------------------------------------------------------------------

                                 FORM N-1A

                                                                          [ ]
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                          [ ]
                     Pre-Effective Amendment No.
                                                 -----                    [X]


                     Post-Effective Amendment No.  16
                                                  ----


                                                                          [ ]
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                                          [X]


                            Amendment No.   17
                                           ----



----------------------------------------------------------------------

                            Winthrop Focus Funds
----------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

                   277 Park Avenue, NEW YORK, NEW YORK 10272
----------------------------------------------------------------------
                  (Address of principal executive offices)

                Registrant's Telephone Number: 212-892-4006



                               Charles Hughes
                               277 Park Avenue
                          New York, New York 10272

----------------------------------------------------------------------
                  (Name and address of agent for service)

                        Copies To:  Stephen K. West
                              125 Broad Street
                          New York, New York 10004

     It is proposed that this filing will become effective (check appropriate box).

[ ]    immediately upon filing pursuant    [ ] on (date) pursuant to
     to paragraph (b) of Rule 485.              paragraph (b) of Rule 485.

[X]    60 days after filing pursuant to    [ ]   on (date) pursuant to
     paragraph (a)(1) of Rule 485.           paragraph (a)(1) of Rule 485.

[ ]    75 days after filing pursuant to    [ ]   on (date) pursuant to
     paragraph (a)(2) of Rule 485.           paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[ ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant registers an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year was filed with the Commission on

December 27, 1996.

                Cross Reference Sheet (Pursuant to Rule 495)

 Form N-1A Item No.                      Location in Prospectus
 ------------------                      ----------------------

 Part A
 ------

   Item 1.     Cover                     Cover Page
   Item 2.     Synopsis                  Summary of Fund Expenses

   Item 3.     Condensed Financial       Financial Highlights
               Information
   Item 4.     General Description of    Investment Objectives and
               Registrant                Policies; General Information

   Item 5.     Management of the Fund    Management; General
                                         Information

   Item 6.     Capital Stock and Other   General Information
               Securities
   Item 7.     Purchase of Securities    Purchases, Redemptions and
               Being Offered             Shareholder Services; Net
                                         Asset Value; Expenses of
                                         Winthrop

   Item 8.     Redemption or Repurchase  Purchases, Redemptions and
                                         Shareholder Services
   Item 9.     Legal Proceedings         Not Applicable

                                         Location in Statement of
 Part B                                  Additional Information
 ------                                  ----------------------

   Item 10.    Cover Page                Cover Page
   Item 11.    Table of Contents         Cover Page

   Item 12.    General Information and   Management; General
               History                   Information
   Item 13.    Investment Objectives     Investment Policies and
               and Policies              Restrictions

   Item 14.    Management of the         Management
               Registrant

   Item 15.    Control Persons and       General Information
               Principal Holders of
               Securities
   Item 16.    Investment Advisory and   Management; General
               Other Services            Information

   Item 17.    Brokerage Allocation      Portfolio Transactions
   Item 18.    Capital Stock and Other   General Information
               Securities

   Item 19.    Purchase, Redemption and  Net Asset Value
               Pricing of Securities
               Being Offered

   Item 20.    Tax Status                Investment Policies and
                                         Restrictions; Dividends,
                                         Distributions and Taxes
   Item 21.    Underwriters              General Information

   Item 22.    Calculation of            Computation of the Average
               Performance Data          Total Return; Computation of
                                         Yield
   Item 23.    Financial Statements      Financial Statements

 Part C
 ------

 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

WINTHROP FOCUS FUNDS
277 PARK AVENUE, NEW YORK, NY 10172
TOLL FREE (800) 225-8011

Winthrop Focus Funds ("Winthrop") is a diversified, open-end management investment company designed to afford investors the opportunity to choose between the separately managed pools of assets ("Funds") described below which have differing investment objectives and policies.

A DIVERSIFIED SELECTION OF INVESTMENT ALTERNATIVES

Growth Fund--Seeks long-term growth of capital by investing principally in equity securities with long-term capital appreciation potential.

Small Company Value Fund--Seeks a high level of growth of capital by investing principally in equity securities selected on the basis, in the Adviser's opinion, of their potential for a high level of growth of capital.

Fixed Income Fund--Seeks to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities.

Growth and Income Fund--Seeks long-term growth of capital and continuity of income by investing principally in dividend-paying common stocks and other equity securities.


Municipal Trust Fund--Seeks to provide as high a level of total return as is consistent with capital preservation by investing principally in municipal securities. This investment objective, unlike most other municipal bond funds, is NOT to provide current income which is exempt from U.S. federal and/or state income tax. Please read carefully "Investment Objectives and Policies--Municipal Trust Fund", page 20.



There can, of course, be no assurance that the Funds will achieve their respective investment objectives. See "Investment Objectives and Policies", page 12, for a more detailed description of the investment objectives and policies of each of the Funds.


PURCHASE INFORMATION

Shares of Winthrop may be purchased directly from Winthrop by using the Share Purchase Application found in this Prospectus, or through Winthrop's Distributor, Donaldson, Lufkin & Jenrette Securities Corporation.


The minimum initial investment in each Fund is $250 and the minimum for subsequent investments is $25. Shareholder accounts established on behalf of the following types of plans will be exempt from the Fund's minimum initial investment and minimum subsequent investment requirements: (i) retirement plans qualified under section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"); (ii) plans described in section 403(b) of the Code; (iii) deferred compensation plans described in section 457 of the Code; (iv) simplified employee pension (SEP) plans; and (v) savings incentive match plans for employees (SIMPLE) plans. Further information can be obtained from Winthrop at the address and telephone number shown above. See "Purchases, Redemptions and Shareholder Services", page 29.



Each Fund offers two classes of shares: Class A shares, which are sold subject to an initial sales charge of up to 4.75% and Class B shares, which are sold without an initial sales charge but which are subject to a contingent deferred sales charge ("CDSC") which declines from 4% during the first year of investment to zero after four years. See "Purchases, Redemptions and Shareholder Services", page 29.


ADDITIONAL INFORMATION


This Prospectus sets forth concisely the information a prospective investor should know before investing in Winthrop and should be retained for future reference. A "Statement of Additional Information" dated February 20, 1997, which provides a further discussion of certain topics in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a free copy, write or call Winthrop at the address or telephone number shown above. In addition, the SEC maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Funds.

                                  ------------


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
              CRIMINAL OFFENSE. PROSPECTUS DATED FEBRUARY 20, 1997


   INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND TO RETAIN IT FOR FUTURE
                                   REFERENCE.

                       This Page Intentionally Left Blank

                            SUMMARY OF FUND EXPENSES


                                                                                  SMALL COMPANY VALUE           FIXED
                                                               GROWTH FUND                FUND               INCOME FUND
                                                         -----------------------  --------------------  ----------------------
SHAREHOLDER TRANSACTION EXPENSES                          CLASS A     CLASS B(3)  CLASS A   CLASS B(3)  CLASS A     CLASS B(3)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)........................     4.75%            0%     4.75%          0%     4.75%           0%
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................        0%            0%        0%          0%        0%           0%
Deferred Sales Load (as a percentage of original
  purchase price or redemption proceeds, as applicable)
  Year since Purchase Payment was made
    First..............................................       (1)            4%       (1)          4%       (1)           4%
    Second.............................................       (1)            3%       (1)          3%       (1)           3%
    Third..............................................       (1)            2%       (1)          2%       (1)           2%
    Fourth.............................................       (1)            1%       (1)          1%       (1)           1%
    Fifth and thereafter...............................        0%            0%        0%          0%        0%           0%
Redemption Fees (as a percentage of amount redeemed)...        0%            0%        0%          0%        0%           0%
Exchange Fee...........................................        0%            0%        0%          0%        0%           0%
ANNUAL FUND OPERATING EXPENSES
    Management Fees....................................      .75%*         .75%*     .80%*       .80%*     .63%*        .63%*
    12b-1 Fees**.......................................      .30          1.00       .30        1.00       .30         1.00
    Other Expenses, after expense reimbursement (Fixed
      Income Fund only)................................      .37           .37       .31         .31       .07          .07
    Total Fund Operating Expenses......................     1.42%         2.12%     1.41%       2.11%     1.00%(2)     1.70%(2)



    The above percentages and those on the next page are based on expenses expected to have been incurred if Class A shares and Class B shares had been outstanding during the entire fiscal year ended October 31, 1996. Prior to February 28, 1996, only one class of shares was issued. As a result, the above information is based on restated data for each Fund's fiscal year ended October 31, 1996.


---------------


  * Management Fees with respect to the Growth Fund are reduced to .50 of 1% on net assets in excess of $100,000,000. Management Fees with respect to the Small Company Value Fund are reduced to .75 of 1% with respect to net assets in excess of $100,000,000 and to .625 of 1% with respect to net assets in excess of $200,000,000. Management Fees with respect to the Fixed Income Fund are reduced to .50 of 1% with respect to net assets in excess of $100,000,000.



 ** Winthrop has entered into a Distribution Agreement and 12b-1 Plan for each class of each Fund pursuant to which Winthrop pays a distribution services fee each month at an annual rate of .30 of 1% of each Fund's Class A average daily net assets and 1% of each Fund's Class B average daily net assets. Amounts paid under the Agreement are used to compensate Winthrop's distributor for expenses incurred. Long-term Class B shareholders may, over time, pay more in 12b-1 Fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. A portion of the 12b-1 Fees represents an asset-based sales charge. See "Expenses of Winthrop--Distribution Agreement", page 27.



 (1) Class A shareholders who received their shares upon conversion of shares purchased prior to February 28, 1996 may be subject to a CDSC as described under "Purchases, Redemptions and Shareholder Services--Contingent Deferred Sales Charge on Converted Shares", page 34. A contingent deferred sales charge of 1% may be imposed at the time of redemption on purchases of over $1,000,000 of Class A shares purchased at net asset value and redeemed within 12 months of purchase.



 (2) Management Fees for the Fixed Income Fund are based on actual expenses for the year ended October 31, 1996. 12b-1 Fees for the Fixed Income Fund are based on expenses expected to have been incurred if Class A shares and Class B shares had been outstanding during the entire fiscal year ended October 31, 1996. Other Expenses and Total Fund Operating Expenses have been adjusted to reflect the most recent reimbursement policy of the Adviser in effect. Total Fund Operating Expenses, as so adjusted, reflect a voluntary assumption by the Adviser of expenses or a voluntary reduction of the management fee amounting to .28% for Class A shares and Class B shares of the Fixed Income Fund. Absent such reimbursement, Other Expenses and Total Fund Operating Expenses for the Fixed Income Fund would have been .35% and 1.28% for Class A shares, respectively, and .35% and 1.98% for Class B shares, respectively.



 (3) Winthrop began offering Class B shares on February 28, 1996. Class B shares will automatically convert to Class A shares approximately 8 years after purchase. See "Purchases, Redemptions and Shareholder Services--Automatic Conversion of Class B Shares", page 35.

                                                                   GROWTH AND             MUNICIPAL
                                                                  INCOME FUND             TRUST FUND
                                                              --------------------  ----------------------
SHAREHOLDER TRANSACTION EXPENSES                              CLASS A   CLASS B(3)  CLASS A     CLASS B(3)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................    4.75%          0%     4.75%           0%
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................       0%          0%        0%           0%
Deferred Sales Load (as a percentage of original purchase
  price or redemption proceeds, as applicable)
  Years since Purchase Payment was made
    First...................................................      (1)          4%       (1)           4%
    Second..................................................      (1)          3%       (1)           3%
    Third...................................................      (1)          2%       (1)           2%
    Fourth..................................................      (1)          1%       (1)           1%
    Fifth and thereafter....................................       0%          0%        0%           0%
Redemption Fees (as a percentage of amount redeemed)........       0%          0%        0%           0%
Exchange Fee................................................       0%          0%        0%           0%
ANNUAL FUND OPERATING EXPENSES
    Management Fees.........................................     .68%*       .68%*     .63%*        .63%*
    12b-1 Fees**............................................     .30        1.00       .30         1.00
    Other Expenses, after expense reimbursement (Municipal
     Trust Fund only).......................................     .32         .32      (.43)        (.43)
    Total Fund Operating Expenses...........................    1.30%       2.00%      .50%(2)     1.20%(2)


---------------


  * Management Fees with respect to the Growth and Income Fund are reduced to .50 of 1% with respect to net assets in excess of $75,000,000. Management Fees with respect to the Municipal Trust Fund are reduced to .50 of 1% with respect to net assets in excess of $100,000,000.



 ** Winthrop has entered into a Distribution Agreement and 12b-1 Plan for each Class of each Fund pursuant to which Winthrop pays a distribution services fee each month at an annual rate of .30 of 1% of each Fund's Class A average daily net assets and 1% of each Fund's Class B average daily net assets. Amounts paid under the Agreement are used to compensate Winthrop's distributor for expenses incurred. Long-term Class B shareholders may, over time, pay more in 12b-1 Fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. A portion of the 12b-1 Fees represents an asset-based sales charge. See "Expenses of Winthrop--Distribution Agreement", page 27.



 (1) Class A shareholders who received their shares upon conversion of shares purchased prior to February 28, 1996 may be subject to a CDSC as described under "Purchases, Redemptions and Shareholder Services--Contingent Deferred Sales Charge on Converted Shares", page 34. A contingent deferred sales charge of 1% may be imposed at the time of redemption on purchases of over $1,000,000 of Class A shares purchased at net asset value and redeemed within 12 months of purchase.



 (2) Management Fees for the Municipal Trust Fund are based on actual expenses for the year ended October 31, 1996. 12b-1 Fees for the Municipal Trust Fund are based on expenses expected to have been incurred if Class A shares and Class B shares had been outstanding during the entire fiscal year ended October 31, 1996. Other Expenses and Total Fund Operating Expenses have been adjusted to reflect the most recent reimbursement policy of the Adviser in effect. Total Fund Operating Expenses, as so adjusted, reflect a voluntary assumption by the Adviser of expenses or a voluntary reduction of the management fee amounting to .87% for Class A shares and Class B shares of the Municipal Trust Fund. Absent such reimbursement, Other Expenses and Total Fund Operating Expenses for the Municipal Trust Fund would have been .44% and 1.37% for Class A shares, respectively, and .44% and 2.07% for Class B shares, respectively.



 (3) Winthrop began offering Class B shares on February 28, 1996. Class B shares will automatically convert to Class A shares approximately 8 years after purchase. See "Purchases, Redemptions and Shareholder Services--Automatic Conversion of Class B Shares", page 35.

                                    EXAMPLES                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------  ------  -------  -------  --------
GROWTH FUND
CLASS A
You would pay the following expenses on a $1,000 investment including the maximum 4.75% sales charge and assuming (1) 5% annual return and (2) redemption
at the end of each time period..................................................  $  61   $   90   $  121   $   210
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  61   $   90   $  121   $   210
CLASS B
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.................  $  62   $   86   $  114   $   227
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  22   $   66   $  114   $   227
SMALL COMPANY VALUE FUND
CLASS A
You would pay the following expenses on a $1,000 investment including the maximum 4.75% sales charge and assuming (1) 5% annual return and (2) redemption
at the end of each time period..................................................  $  61   $   90   $  121   $   209
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  61   $   90   $  121   $   209
CLASS B
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.................  $  61   $   86   $  113   $   226
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  21   $   66   $  113   $   226
FIXED INCOME FUND
CLASS A
You would pay the following expenses on a $1,000 investment including the maximum 4.75% sales charge and assuming (1) 5% annual return and (2) redemption
at the end of each time period..................................................  $  57   $   78   $  100   $   164
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  57   $   78   $  100   $   164
CLASS B
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.................  $  57   $   74   $   92   $   182
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  17   $   54   $   92   $   182
GROWTH AND INCOME FUND
CLASS A
You would pay the following expenses on a $1,000 investment including the maximum 4.75% sales charge and assuming (1) 5% annual return and (2) redemption
at the end of each time period..................................................  $  60   $   87   $  115   $   197
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  60   $   87   $  115   $   197
CLASS B
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.................  $  60   $   83   $  108   $   214
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  20   $   63   $  108   $   214

                                    EXAMPLES                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------  ------  -------  -------  --------
MUNICIPAL TRUST FUND
CLASS A
You would pay the following expenses on a $1,000 investment including the maximum 4.75% sales charge and assuming (1) 5% annual return and (2) redemption
at the end of each time period..................................................  $  52   $   63   $   74   $   107
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  52   $   63   $   74   $   107
CLASS B
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.................  $  52   $   58   $   66   $   126
You would pay the following expenses on the same investment, assuming no
redemptions.....................................................................  $  12   $   38   $   66   $   126


    The purpose of the Examples is to assist investors in understanding the various costs and expenses which shareholders of Winthrop bear directly or indirectly. See also "Expenses of Winthrop", page 27, and "Purchases, Redemptions and Shareholder Services", page 29. The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.



    Ten-year amounts assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase. See "Purchases, Redemptions and Shareholder Services--Automatic Conversion of Class B Shares," page 35.



    Pursuant to the terms of the Investment Advisory Agreement, under certain conditions the Adviser may waive its advisory fee or reimburse Winthrop for certain of its expenses. See "Management" in the Prospectus, page 24, and in the Statement of Additional Information. Commencing July 1, 1994, the Adviser reimbursed, through February 27, 1996, Total Fund Operating Expenses in excess of 1.00% of the average daily net assets of the Fixed Income Fund. For the period February 28, 1996 through April 30, 1997, the Adviser has agreed to reduce its management fees and reimburse operating expenses by the amount that Total Fund Operating Expenses exceed 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares of the Fixed Income Fund. For the Municipal Trust Fund, commencing July 1, 1994, the Adviser reimbursed, through February 27, 1996, Total Fund Operating Expenses in excess of 1.00% of the Fund's average daily net assets. During the period February 28, 1996 through May 31, 1996, the Adviser reduced, with respect to the Municipal Trust Fund, its management fees and reimbursed operating expenses by the amount that Total Fund Operating Expenses exceeded 1.00% of the average daily net assets of its Class A shares and 1.70% of the average daily net assets of its Class B shares. For the period June 1, 1996 through April 30, 1997, the Adviser has agreed to reduce, with respect to the Municipal Trust Fund, its management fees and reimburse operating expenses by the amount that Total Fund Operating Expenses exceed .50% of the average daily net assets of its Class A shares and 1.20% of the average daily net assets of its Class B shares. After April 30, 1997 the Adviser may, in its sole discretion, determine to continue to pay certain expenses of the Fixed Income Fund or the Municipal Trust Fund or it may discontinue this practice with respect to both or either of such Funds. As a result of the voluntary assumption of expenses, the Adviser reimbursed the Fixed Income Fund and Municipal Trust Fund $198,923 and $249,651, respectively, during the year ended October 31, 1996.


    "Other Expenses" included fees paid to Winthrop's independent auditor, legal counsel and trustees as well as expenses associated with registration fees, reports to shareholders and other miscellaneous expenses. Such fees are not based on a percentage of Winthrop's average net assets, but a fixed dollar cost.

                              FINANCIAL HIGHLIGHTS

    The following financial highlights for the five fiscal years ended October 31, 1996 have been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

    Contained below is per share operating performance data for a Class A share and a Class B share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. Prior to February 28, 1996, Class A shares and Class B shares were not offered. Accordingly, the data presented below with respect to Class A shares for periods prior to such date has been obtained from the financial statements for the Fund's prior fiscal years.


                                                                     GROWTH FUND
                      ----------------------------------------------------------------------------------------------------------
                                                                                                                       **CLASS B
                                                            CLASS A SHARES                                              SHARES
                      ------------------------------------------------------------------------------------------       ---------
                                                    FISCAL YEARS ENDED OCTOBER 31,
                      ------------------------------------------------------------------------------------------
                       1996     1995     1994     1993     1992     1991     1990       1989     1988     1987*          1996
                      -------  -------  -------  -------  -------  -------  -------    -------  -------  -------       ---------
Net Asset Value,
  Beginning of
  Period............  $11.350  $10.820  $10.970  $11.100  $11.450  $ 9.200  $11.690    $10.490  $ 9.650  $10.000        $11.88
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net Investment
  Income (Loss).....     .053     .037     .014     .061     .123     .148     .270       .276     .210     .044         (.013)
Net Gains or Losses
  on Securities
  (both realized and
  unrealized).......    2.107    1.190     .435    1.386     .418    2.512   (1.355)     1.832     .888    (.394)         .763
                      -------  -------  -------  -------  -------  -------  -------    -------  -------  -------       ---------
Total From
  Investment
  Operations........    2.160    1.227     .449    1.447     .541    2.660   (1.085)     2.108    1.098    (.350)         .750
LESS DISTRIBUTIONS:
Dividends (from net
  investment
  income)...........    (.038)   (.012)   --       (.077)   (.163)   (.198)   (.244)     (.437)   (.051)   --            --
Distributions (from
  capital gains)....    (.782)   (.685)   (.599)  (1.500)   (.728)   (.212)  (1.161)     (.471)   (.207)   --            --
                      -------  -------  -------  -------  -------  -------  -------    -------  -------  -------       ---------
Total
  Distributions.....    (.820)   (.697)   (.599)  (1.577)   (.891)   (.410)  (1.405)     (.908)   (.258)   --            --
                      -------  -------  -------  -------  -------  -------  -------    -------  -------  -------       ---------
Net Asset Value,
  End of Period.....  $12.690  $11.350  $10.820  $10.970  $11.100  $11.450  $ 9.200    $11.690  $10.490  $ 9.650        $12.63
                      -------  -------  -------  -------  -------  -------  -------    -------  -------  -------       ---------
                      -------  -------  -------  -------  -------  -------  -------    -------  -------  -------       ---------
TOTAL RETURN(3).....    20.32%   12.21%    4.15%   14.36%    4.66%   29.71%  (11.05)%    21.72%   11.72%   (3.99)%(1)     6.40%(2)
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets, End of
  Period
  (000's omitted)...  $68,096  $55,946  $52,455  $49,446  $48,678  $50,426  $42,937    $53,142  $52,626  $54,809        $3,177
Ratio of expenses to
  average net
  assets............     1.48%    1.63%    1.65%    1.36%    1.26%    1.34%    1.33%      1.37%    1.37%    1.69%(1)      2.17%(1)
Ratio of net
  investment income
  to average net
  assets............     0.47%     .35%     .06%     .56%    1.11%    1.40%    2.53%      2.53%    2.15%     .60%(1)     (0.34)%(1)
Portfolio turnover
  rate..............     60.6%   101.7%    28.2%    61.7%    65.7%    31.7%    68.2%      64.3%    42.3%    90.6%         60.6%
Average commission
  rate paid(4)......  $  0.06    --       --       --       --       --       --         --       --       --           $ 0.06


-----------------

 * From December 15, 1986 (commencement of operations) to October 31, 1987.

 ** From February 28, 1996 (commencement of offering of Class B shares) to
    October 31, 1996.

(1) Annualized.

(2) Not annualized.

(3) A sales load of up to 4.75% on Class A purchases and a Contingent Deferred Sales Charge on certain redemptions of Class A and Class B shares may be imposed, which would reduce total return shown above.


(4) For fiscal years beginning after September 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                              FINANCIAL HIGHLIGHTS

    The following financial highlights for the five fiscal years ended October 31, 1996 have been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.


    Contained below is per share operating performance data for a Class A share and a Class B share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. Prior to February 28, 1996, Class A shares and Class B shares were not offered. Accordingly, the data presented below with respect to Class A shares for periods prior to such date has been obtained from the financial statements for the Fund's prior fiscal years.



                                                                  FIXED INCOME FUND
                      ---------------------------------------------------------------------------------------------------------
                                                                                                                      **CLASS B
                                                            CLASS A SHARES                                             SHARES
                      ------------------------------------------------------------------------------------------      ---------
                                                    FISCAL YEARS ENDED OCTOBER 31,
                      ------------------------------------------------------------------------------------------
                       1996     1995     1994       1993     1992     1991     1990     1989     1988     1987*         1996
                      -------  -------  -------    -------  -------  -------  -------  -------  -------  -------      ---------
Net Asset Value,
  Beginning of
  Period............  $ 10.22  $  9.66  $ 10.93    $ 10.40  $ 10.08  $  9.57  $  9.72  $  9.52  $  9.26  $ 10.00       $10.22
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net Investment
  Income............     .577     .588     .567       .622     .695     .773     .809     .830     .749     .554         .339
Net Gains or Losses
  on Securities
  (both realized and
  unrealized).......    (.150)    .560   (1.027)      .567     .320     .510    (.150)    .200     .260    (.740)       (.150)
                      -------  -------  -------    -------  -------  -------  -------  -------  -------  -------      ---------
Total From
  Investment
  Operations........     .427    1.148    (.460)     1.189    1.015    1.283     .659    1.030    1.009    (.186)       0.189
LESS DISTRIBUTIONS:
Dividends (from net
  investment
  income)...........    (.577)   (.588)   (.567)     (.622)   (.695)   (.773)   (.809)   (.830)   (.749)   (.554)       (.339)
Distributions (from
  capital gains)....    --       --       (.243)     (.037)   --       --       --       --       --       --           --
                      -------  -------  -------    -------  -------  -------  -------  -------  -------  -------      ---------
Total
  Distributions.....    (.577)   (.588)   (.810)     (.659)   (.695)   (.773)   (.809)   (.830)   (.749)   (.554)       (.339)
                      -------  -------  -------    -------  -------  -------  -------  -------  -------  -------      ---------
Net Asset Value,
  End of Period.....  $ 10.07  $ 10.22  $  9.66    $ 10.93  $ 10.40  $ 10.08  $  9.57  $  9.72  $  9.52  $  9.26       $10.07
                      -------  -------  -------    -------  -------  -------  -------  -------  -------  -------      ---------
                      -------  -------  -------    -------  -------  -------  -------  -------  -------  -------      ---------
TOTAL RETURN(3).....     4.34%   12.23%   (4.37)%    11.79%   10.37%   13.92%    7.14%   11.42%   11.27%   (2.15)%(1)    2.23%(2)
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets, End of
  Period
  (000's omitted)...  $56,388  $53,885  $39,150    $40,881  $32,358  $23,783  $10,300  $ 5,861  $ 5,335  $ 4,697       $1,629
Ratio of expenses to
  average net
  assets(4).........     1.00%    1.00%     .93%       .83%     .51%   --       --       --         .32%    1.00%(1)     1.70%(1)
Ratio of net
  investment income
  to average net
  assets(4).........     5.72%    5.90%    5.58%      5.79%    6.71%    7.75%    8.34%    8.74%    7.96%    6.60%(1)     5.03%(1)
Portfolio turnover
  rate..............     90.2%    66.1%    55.9%      95.6%    62.8%    35.9%    37.9%    30.3%    48.2%    51.1%        90.2%


-----------------

 * From December 15, 1986 (commencement of operations) to October 31, 1987.

 ** From February 28, 1996 (commencement of offering of Class B shares) to
    October 31, 1996.

(1) Annualized.

(2) Not annualized.

(3) A sales load of up to 4.75% on Class A purchases and a Contingent Deferred Sales Charge on certain redemptions of Class A and Class B shares may be imposed, which would reduce total return shown above.


(4) Net of voluntary assumption by the Adviser of expenses, expressed as a percentage of average net assets as follows: Class A, .34%, .51%, .67%, .58%, .98%, 2.19%, 2.92%, 2.91%, 1.68% and 1.00%, for the years ended
    October 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989, 1988 and 1987,
    respectively; Class B shares, .34% (annualized) for the period 2/28/96 through 10/31/96.

                              FINANCIAL HIGHLIGHTS

    The following financial highlights for the fiscal years ended October 31, 1996, 1995, 1994 and 1993 and the period ended October 31, 1992 have been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. Financial highlights for the year ended June 30, 1992 were previously audited by other auditors whose report thereon was unqualified. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

    Contained below is per share operating performance data for a Class A share and a Class B share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. Prior to February 28, 1996, Class A shares and Class B shares were not offered. Accordingly, the data presented below with respect to Class A shares for periods prior to such date has been obtained from the financial statements for the Fund's prior fiscal years.

                                                                         GROWTH AND INCOME FUND
                                          ------------------------------------------------------------------------------------
                                                                             CLASS A SHARES
                                          ------------------------------------------------------------------------------------
                                                 FISCAL YEARS ENDED OCTOBER 31,                FISCAL YEARS ENDED JUNE 30,
                                          --------------------------------------------      ----------------------------------
                                            1996     1995     1994     1993     1992*        1992     1991     1990     1989
                                          --------  -------  -------  -------  -------      -------  -------  -------  -------
Net Asset Value,
  Beginning of Period...................  $  14.57  $ 13.38  $ 13.42  $ 12.35  $ 12.03      $ 11.70  $ 12.48  $ 12.68  $ 11.64
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income...................      .266     .254     .244     .270     .083         .320     .380     .565     .464
Net Gains or Losses on Securities (both
  realized and unrealized)..............     2.935    1.769     .358    1.720     .572         .916     .010     .703    1.549
                                          --------  -------  -------  -------  -------      -------  -------  -------  -------
Total From Investment Operations........     3.201    2.023     .602    1.990     .655        1.236     .390    1.268    2.013
LESS DISTRIBUTIONS:
Dividends (from net
  investment income)....................     (.241)   (.266)   (.223)   (.271)   (.165)       (.234)   (.386)   (.562)   (.577)
Distributions (from capital gains)......     (.350)   (.567)   (.419)   (.649)   (.170)       (.672)   (.784)   (.906)   (.396)
                                          --------  -------  -------  -------  -------      -------  -------  -------  -------
Total Distributions.....................     (.591)   (.833)   (.642)   (.920)   (.335)       (.906)  (1.170)  (1.468)   (.973)
                                          --------  -------  -------  -------  -------      -------  -------  -------  -------
Net Asset Value,
  End of Period.........................  $  17.18  $ 14.57  $ 13.38  $ 13.42  $ 12.35      $ 12.03  $ 11.70  $ 12.48  $ 12.68
                                          --------  -------  -------  -------  -------      -------  -------  -------  -------
                                          --------  -------  -------  -------  -------      -------  -------  -------  -------
Total Return(3).........................     22.60%   16.10%    4.58%   16.93%   16.39%(1)    10.45%    3.86%   10.13%   18.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (000's omitted).......................  $113,803  $87,975  $67,020  $52,166  $46,457      $45,342  $47,340  $50,687  $52,337
Ratio of expenses to average net
  assets(4).............................      1.36%    1.58%    1.64%    1.33%    1.32%(1)     1.35%    1.23%    1.21%    1.19%
Ratio of net investment income to
  average net assets(4).................      1.68%    1.94%    1.88%    2.12%    1.99%(1)     2.62%    3.25%    4.35%    3.92%
Portfolio turnover rate.................      44.0%    31.8%    25.9%    36.4%    14.4%        29.0%    48.0%    41.0%    46.0%
Average commission rate
  paid(5)...............................  $   0.06    --       --       --       --           --       --       --       --


                                                              **CLASS B
                                                               SHARES
                                                              ---------

                                           1988       1987      1996
                                          -------    -------  ---------
Net Asset Value,
  Beginning of Period...................  $ 14.58    $ 14.38   $16.05
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income...................     .423       .456     .136
Net Gains or Losses on Securities (both
  realized and unrealized)..............   (2.016)     1.209    1.109
                                          -------    -------  ---------
Total From Investment Operations........   (1.593)     1.665    1.245
LESS DISTRIBUTIONS:
Dividends (from net
  investment income)....................    (.415)     (.365)   (.145)
Distributions (from capital gains)......    (.932)    (1.100)   --
                                          -------    -------  ---------
Total Distributions.....................   (1.347)    (1.465)   (.145)
                                          -------    -------  ---------
Net Asset Value,
  End of Period.........................  $ 11.64    $ 14.58   $17.15
                                          -------    -------  ---------
                                          -------    -------  ---------
Total Return(3).........................   (10.20)%    13.04%    7.67%(2)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (000's omitted).......................  $55,404    $70,753   $6,545
Ratio of expenses to average net
  assets(4).............................     1.17%      1.14%    1.99%(1)
Ratio of net investment income to
  average net assets(4).................     3.35%      3.23%    1.06%(1)
Portfolio turnover rate.................     38.0%      48.0%    44.0%
Average commission rate
  paid(5)...............................    --         --      $ 0.06


-----------------
 * For the period July 1, 1992 to October 31, 1992.
 ** From February 28, 1996 (commencement of offering of Class B shares) to
    October 31, 1996.
(1) Annualized.
(2) Not annualized.
(3) A sales load of up to 4.75% on Class A purchases and a Contingent Deferred Sales Charge on certain redemptions of Class A and Class B shares may be imposed, which would reduce total return shown above.
(4) Net of voluntary assumption by Adviser of expenses, expressed as a percentage of average net assets as follows: .01%, .08%, .03%, .03%, and .03% for the years ended June 30, 1992, 1991, 1990, 1989 and 1988, respectively.

(5) For fiscal years beginning after September 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                              FINANCIAL HIGHLIGHTS

    The following financial highlights for the fiscal years ended October 31, 1996, 1995, 1994 and 1993 and the period ended October 31, 1992 have been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. Financial highlights for the year ended December 31, 1991 were previously audited by other auditors whose report thereon was unqualified. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

    Contained below is per share operating performance data for a Class A share and a Class B share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. Prior to February 28, 1996, Class A shares and Class B shares were not offered. Accordingly, the data presented below with respect to Class A shares for periods prior to such date has been obtained from the financial statements for the Fund's prior fiscal years.

                                                                     SMALL COMPANY VALUE FUND*
                                     ------------------------------------------------------------------------------------------
                                                                           CLASS A SHARES
                                     ------------------------------------------------------------------------------------------
                                              FISCAL YEARS ENDED OCTOBER 31,                 FISCAL YEARS ENDED DECEMBER 31,
                                     ------------------------------------------------      ------------------------------------
                                       1996      1995      1994       1993    1992**        1991     1990       1989     1988
                                     --------  --------  --------    -------  -------      -------  -------    -------  -------
Net Asset Value,
  Beginning of Period..............  $  16.61  $  15.65  $  16.11    $ 14.00  $ 14.16      $ 10.16  $ 11.90    $ 12.64  $ 11.52
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (Loss).......      .084      .035      .105       .123     .011         .023     .157       .062     .018
Net Gains or Losses on Securities
  (both realized and unrealized)...     2.162     1.621      .603      3.195    1.482        5.090   (1.720)     1.962    3.391
                                     --------  --------  --------    -------  -------      -------  -------    -------  -------
Total From Investment Operations...     2.246     1.656      .708      3.318    1.493        5.113   (1.563)     2.024    3.409
LESS DISTRIBUTIONS:
Dividends (from net
  investment income)...............     (.037)    --        (.026)     (.011)   (.027)       (.024)   (.177)     (.062)   (.009)
Distributions (from capital
  gains)...........................     (.409)    (.696)   (1.142)    (1.197)  (1.626)      (1.089)   --        (2.702)  (2.280)
                                     --------  --------  --------    -------  -------      -------  -------    -------  -------
Total Distributions................     (.446)    (.696)   (1.168)    (1.208)  (1.653)      (1.113)   (.177)    (2.764)  (2.289)
                                     --------  --------  --------    -------  -------      -------  -------    -------  -------
Net Asset Value,
  End of Period....................  $  18.41  $  16.61  $  15.65    $ 16.11  $ 14.00      $ 14.16  $ 10.16    $ 11.90  $ 12.64
                                     --------  --------  --------    -------  -------      -------  -------    -------  -------
                                     --------  --------  --------    -------  -------      -------  -------    -------  -------
TOTAL RETURN(3)....................     13.80%    11.10%     4.67%     25.34%   13.95%(1)    50.55%  (13.12)%    16.25%   29.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (000's omitted)..................  $227,716  $202,730  $144,624    $77,903  $39,683      $32,340  $22,041    $24,999  $21,821
Ratio of expenses to average net
  assets(4)........................      1.47%     1.64%     1.70%      1.44%    1.74%(1)     1.89%    1.98%      1.84%    1.93%
Ratio of net investment income
  (loss) to average net
  assets(4)........................      0.48%      .23%     (.04%)      .32%     .10%(1)      .18%    1.45%       .43%     .13%
Portfolio turnover rate............      35.1%     25.1%     31.6%     134.3%   164.1%        91.3%    87.6%     107.4%   107.9%
Average commission rate
  paid(5)..........................  $   0.06     --        --         --       --           --       --         --       --


                                                             CLASS B
                                                             SHARES+
                                                            ---------

                                      1987       1986         1996
                                     -------    -------     ---------
Net Asset Value,
  Beginning of Period..............  $13.351    $15.211      $ 17.41
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (Loss).......    (.066)     (.071)       (.023)
Net Gains or Losses on Securities
  (both realized and unrealized)...   (1.225)     1.467         .953
                                     -------    -------     ---------
Total From Investment Operations...   (1.291)     1.396        0.930
LESS DISTRIBUTIONS:
Dividends (from net
  investment income)...............    --         (.044)       --
Distributions (from capital
  gains)...........................    (.540)    (3.212)       --
                                     -------    -------     ---------
Total Distributions................    (.540)    (3.256)       --
                                     -------    -------     ---------
Net Asset Value,
  End of Period....................  $11.520    $13.351      $ 18.34
                                     -------    -------     ---------
                                     -------    -------     ---------
TOTAL RETURN(3)....................   (10.61)%     8.53%        5.28%(2)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (000's omitted)..................  $21,081    $23,338      $ 6,305
Ratio of expenses to average net
  assets(4)........................     1.69%      1.78%        2.15%(1)
Ratio of net investment income
  (loss) to average net
  assets(4)........................     (.49)%     (.45)%       (.34)%(1)
Portfolio turnover rate............    117.4%      73.7%        35.1%
Average commission rate
  paid(5)..........................    --         --         $  0.06


-----------------

 * Name changed from Aggressive Growth Fund on February 20, 1997.

 ** For the period January 1, 1992 to October 31, 1992.
 + From February 28, 1996 (commencement of offering of Class B shares) to
   October 31, 1996.
(1) Annualized.
(2) Not annualized.
(3) A sales load of up to 4.75% on Class A purchases and a Contingent Deferred Sales Charge on certain redemptions of Class A and Class B shares may be imposed, which would reduce total return shown above.
(4) Net of voluntary assumption by Adviser of expenses, expressed as a percentage of average net assets, as follows: .01% and .06% for the years ended December 31, 1991 and 1990, respectively.

(5) For fiscal years beginning after September 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                              FINANCIAL HIGHLIGHTS

    The following financial highlights for the fiscal years ended October 31, 1996, 1995 and 1994 and the period from July 28, 1993 (commencement of operations) through October 31, 1993 have been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

    Contained below is per share operating performance data for a Class A share and a Class B share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. Prior to February 28, 1996, Class A shares and Class B shares were not offered. Accordingly, the data presented below with respect to Class A shares has been obtained from the financial statements for the Fund's prior fiscal years.


                                                                               MUNICIPAL TRUST FUND
                                                              ------------------------------------------------------
                                                                                                           **CLASS B
                                                                           CLASS A SHARES                   SHARES
                                                              ----------------------------------------     ---------
                                                                                             PERIOD
                                                                 FISCAL YEARS ENDED           ENDED
                                                                     OCTOBER 31,           OCTOBER 31,
                                                              -------------------------
                                                               1996     1995     1994         1993*          1996
                                                              -------  -------  -------    -----------     ---------
Net Asset Value, Beginning of Period........................  $ 10.06  $  9.51  $ 10.10      $ 10.00        $ 10.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income.......................................     .425     .389     .365         .085           .248
Net Gains or Losses on Securities (both realized and
  unrealized)...............................................    (.050)    .550    (.590)        .100          (.110)
                                                              -------  -------  -------    -----------     ---------
Total From Investment Operations............................     .375     .939    (.225)        .185           .138
LESS DISTRIBUTIONS:
Dividends (from net investment income)......................    (.425)   (.389)   (.365)       (.085)         (.248)
                                                              -------  -------  -------    -----------     ---------
Total Distributions.........................................    (.425)   (.389)   (.365)       (.085)         (.248)
                                                              -------  -------  -------    -----------     ---------
Net Asset Value, End of Period..............................  $ 10.01  $ 10.06  $  9.51      $ 10.10        $ 10.01
                                                              -------  -------  -------    -----------     ---------
                                                              -------  -------  -------    -----------     ---------
TOTAL RETURN(3).............................................     3.83%   10.06%   (2.27)%       7.15%(1)       1.42%(2)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's omitted)...................  $38,794  $39,059  $34,470      $33,794        $   489
Ratio of expenses to average net assets(4)..................     0.80%    1.00%     .83%         .75%(1)       1.23%(1)
Ratio of net investment income to average net assets(4).....     4.26%    3.97%    3.71%        3.28%(1)       3.81%(1)
Portfolio turnover rate.....................................     79.3%    49.3%    42.5%         0.0%          79.3%


-----------------

 * Commencement of operations was July 28, 1993.

 ** From February 28, 1996 (commencement of offering of Class B shares) to
    October 31, 1996.

(1) Annualized.

(2) Not annualized.

(3) A sales load of up to 4.75% on Class A purchases and a Contingent Deferred Sales Charge on certain redemptions of Class A shares and Class B shares may be imposed, which would reduce total return shown above.

(4) Net of voluntary assumption by Adviser of expenses, expressed as a percentage of average net assets as follows: Class A shares, .64%, .58%, .77% and 1.15% (annualized) for the fiscal years ended October 31, 1996, 1995 and 1994 and the period July 28, 1993 through October 31, 1993, respectively; Class B shares, .64% (annualized) for the period February 28, 1996 through October 31, 1996.

                                  INTRODUCTION

    Winthrop is a diversified, open-end management investment company commonly known as a "mutual fund" whose shares are offered in five separate portfolios, collectively referred to as "Funds". Because Winthrop offers multiple funds, it is known as a "series fund". Winthrop is empowered to establish additional Funds with different investment objectives and policies and offer additional classes of shares.


    Each of Winthrop's Funds is a separate pool of assets constituting, in effect, a separate Fund with its own investment objective and policies. (See "Investment Objectives and Policies" below.) A shareholder may utilize Winthrop's exchange privilege to transfer such shareholder's assets to the same class in another Fund of Winthrop and among certain other affiliated mutual funds in accordance with such shareholder's changing perceptions of the relative investment potential of each investment alternative. (See "Purchases, Redemptions and Shareholder Services--Additional Shareholder Services", page 35.) Shareholders of all classes of a Fund are entitled to their PRO RATA share of any dividends and distributions arising from that Fund's assets except that with respect to each Fund, each class bears different distribution expenses. (See "Dividends, Distributions and Taxes", page 38.) Upon redeeming shares of a Fund, the shareholder will receive the next-determined net asset value of that Fund represented by the redeemed shares less the applicable contingent deferred sales charge, if any. (See "Purchases, Redemptions and Shareholder Services", page 29.)


                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objectives of each Fund are fundamental policies of that Fund and may not be changed without the approval of that Fund's shareholders. Except as set forth in "Investment Restrictions", page 24, or as otherwise indicated below, the investment policies of each Fund are not fundamental policies and may be changed by the Board of Trustees without a shareholder vote.


    The investment objectives and policies of each Fund are set forth below. There can be, of course, no assurance that any of the Funds will achieve its respective investment objective.

THE FUNDS

    GROWTH FUND The investment objective of the Growth Fund is long-term capital appreciation. Investments will be made based upon their potential for long-term capital appreciation. However, the Growth Fund may make an investment to earn income when, in the opinion of the Adviser, such an investment will not compromise the Growth Fund's investment objective.

    It is the policy of the Growth Fund to invest principally in common stock, securities convertible into common stock and other equity securities (I.E., preferred stock, interests in master limited partnerships) of well-known and established companies (generally, companies in operation for more than three years) as well as new and unseasoned companies which, in the opinion of the Adviser, have the potential for long-term capital appreciation. Investments in new and unseasoned companies which have limited operating histories may involve risks not present in investments in established and well-known companies.

    Under normal circumstances, the Growth Fund will have at least 65% of the value of its total assets invested in equity securities of companies which in the opinion of the Adviser have long-term capital appreciation potential. However, the Growth Fund reserves the right when the Adviser determines it is appropriate to invest in investment grade short-term fixed income securities and other investment grade debt securities, enter into repurchase agreements and hold cash for temporary defensive purposes without regard for the above limitation. In addition, under normal circumstances the Growth Fund may invest up to 35% of the value of its total assets in equity securities selected on a basis other than long-term capital appreciation potential, investment grade fixed income securities, including bonds, debentures, notes, asset and mortgage-backed securities and money market instruments such as commercial paper and bankers acceptances and other financial instruments. (See "Additional General Investment Policies--Mortgage and Asset-Backed Securities", page 22, for a description of asset and mortgage-backed securities.)



    The Growth Fund may invest only in debt securities of investment grade quality. Investment grade quality debt securities are debt securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization and unrated debt securities believed by the Adviser (on the basis of criteria believed by the Adviser to be comparable to that applied by such rating agencies) to be of comparable quality to debt securities so rated. (See "Additional General Investment Policies--Investment Grade Debt Securities", page 22, for a description of investment grade debt securities.) The foregoing investment grade limitation applies only at the time of initial investment and the Growth Fund may determine to retain in its portfolio securities the issuers of which have had their credit characteristics downgraded.


    Critical factors considered in the selection of securities include the economic and political outlook, the value of a particular security relative to another security, trends in the determinants of corporate profits, and management capability and practices. Within this basic framework, the policy of the Growth Fund is to invest in any company or industry believed to offer the opportunity for long-term capital appreciation. The selection of securities on the basis of their appreciation possibilities provides an opportunity for greater capital gain which may involve a corresponding greater risk of capital loss than would the selection of a more conservative equity portfolio.


    The Growth Fund may invest in both listed and unlisted securities and in foreign as well as domestic securities. While the Growth Fund has no present intention of investing any significant portion of its assets in foreign securities, it may invest up to 10% of the value of its total assets in foreign securities. Investments in foreign securities may be subject to special risks, including changes in restrictions on foreign currency transactions and in rates of exchange, variations in accounting and auditing standards, limited public information about the issuer, future political and economic developments and possible imposition of exchange controls or other foreign governmental laws and restrictions which generally are not present in investments in domestic securities. The Growth Fund may invest in restricted securities and in instruments having no ready market if such purchases at the time thereof would cause no more than 10% of the value of its net assets to be invested in not readily marketable assets. (See "Investment Restrictions", page 24.)


    The Growth Fund may invest up to 5% of its total assets in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time.

    To minimize the effect of a market decline in the value of its securities, the Growth Fund may write covered call options on securities or stock indices. A call option on a security gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to purchase from the writer of the option a specified number of shares of a specified security on or before a fixed date, at a predetermined price. A call option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price is less than the value of the underlying securities index on the exercise date. So long as the Growth Fund remained obligated as a writer of covered call options, it would forego the opportunity to profit from increases in the market price of the underlying security or index above the exercise price of the option. The Growth Fund may not write a call option on a security unless at all times during the option period it owns either (i) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities at no additional cost, or (ii) an offsetting call option on the same securities at the same or a lower price. When the Fund writes a call option on a securities index, it will establish a segregated account with its custodian in which it will deposit cash or high quality short-term obligations or a combination of both with a value equal to or greater than the market value of the option and will maintain the account while the option is open. In addition, the Growth Fund may not write a call option if as a result thereof, the aggregate of the Growth Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) or the amount deposited in a segregated account would exceed 5% of the Growth Fund's total assets.

    If the Growth Fund desires to sell a particular security from its portfolio on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to or concurrently with the sale of the security. The Fund may also enter into a closing purchase transaction in order to terminate its obligations under an option it has written. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option on the same security and same terms as the option previously written. There can be no assurances that a closing purchase transaction can be effected. The Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. The Fund will not purchase call options except in closing purchase transactions.

    See the Statement of Additional Information for a more complete discussion of the Growth Fund's investment practices and the risks associated therewith.

    SMALL COMPANY VALUE FUND The investment objective of the Small Company Value Fund is a high level of growth of capital. The Small Company Value Fund is not intended for investors whose principal objective is assured income or preservation of capital.

    This investment objective has not been changed as a result of the change in name from Aggressive Growth Fund to Small Company Value Fund.

    Although the investment objective of the Fund has not been changed, the change in name reflects the investment policy that has been and continues in effect to implement the investment objective and is described below.

    It is the policy of the Small Company Value Fund to invest principally in common stock and securities convertible into common stock, but it may when deemed appropriate by the Adviser invest part of its assets in preferred stock, other equity securities, bonds or other debt securities as described below. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of small market capitalization companies, which for the purposes of this Fund, are those companies with a market capitalization of $2 billion or less at the time of the Fund's investment. While smaller companies generally have potential for rapid growth, investments in smaller companies often involve greater risks than investments in larger, more established companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making larger sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Adviser's research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.

    The Small Company Value Fund will pursue its investment objective by employing the value-oriented investment approach. The Fund seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances and strong potential for market growth. By investing in such companies, the Fund tries to enhance the potential for appreciation and limit the risk of decline in the value of its portfolio. The Fund focuses on the fundamentals of each small-cap company, instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Fund's securities are generally selected with the belief that they are currently undervalued, based on existing conditions and that their earning power or franchise value does not appear to be reflected in their current stock price. In addition, to further reduce risk, the Fund diversifies its holdings among many companies and industries.

    The Small Company Value Fund may also invest in special situations, that is, in securities the values of which may be affected by particular developments unrelated to business conditions generally, and which may fluctuate without relation to general market trends. In general, a special situation company is a company whose securities could reasonably be expected to be accorded market recognition within a foreseeable period of time at an appreciated value solely by reason of a development particularly or uniquely applicable to that company. The principal risk associated with investment in special situation companies is that if the anticipated development does not occur, the investment is likely not to appreciate or may decline. Examples of special situations are companies being reorganized or merged, having unusual new products, enjoying particular tax advantages, or acquiring new management. The Small Company Value Fund will not, however, invest more than 10% of its assets (at the time of purchase) in equity securities of companies (including predecessors) that have less than three years of operations.


    In addition to common stock and securities convertible into common stock, the Small Company Value Fund may invest in preferred stock, investment grade debt securities (including bonds, debentures, notes, asset and mortgage-backed securities and convertible securities), U.S. Government securities (including securities issued or guaranteed by agencies or instrumentalities of the U.S. Government), municipal securities (including general and special obligation securities and industrial revenue bonds) and money market instruments (such as commercial paper and bankers' acceptances) and other financial instruments. (See "Additional General Investment Policies--Mortgage and Asset-Backed Securities", page 22, for a description of asset and mortgage-backed securities.)



    The Small Company Value Fund may invest up to 35% in debt securities of investment grade quality. Investment grade quality debt securities are debt securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization and unrated debt securities believed by the Adviser (on the basis of criteria believed by the Adviser to be comparable to that applied by such rating agencies) to be of comparable quality to debt securities so rated. (See "Additional General Investment Policies--Investment Grade Debt Securities", page 22, for a description of investment grade debt securities.) The foregoing investment grade limitation applies only at the time of initial investment and the Small Company Value Fund may determine to retain in its portfolio securities the issuers of which have had their credit characteristics downgraded.


    The Small Company Value Fund may invest in securities listed on a securities exchange and securities traded in the over-the-counter markets. It may also invest in foreign as well as domestic securities. A greater proportion of the securities in which the Fund invests may not be listed on any national securities exchange as compared with an investment company that invests primarily in securities of larger companies. Securities not listed on a national securities exchange may be less liquid and more volatile than listed securities. The Small Company Value Fund may invest up to 20% of the value of its total assets in foreign securities. Investments in foreign securities may be subject to special risks, including changes in restrictions on foreign currency transactions and fluctuations in rates of exchange, variations in accounting and auditing standards, limited public information about the issuer, future political and economic developments and possible imposition of exchange controls or other foreign governmental laws or restrictions which generally are not present in investments in domestic securities. The Small Company Value Fund may invest in instruments having no ready market if such purchases at the time thereof would cause no more than 10% of the value of its net assets to be invested in not readily marketable assets. Although the Small Company Value Fund has adopted this investment policy, it has in addition made undertakings to certain States which limit to no more than 5% of its total assets its investments in not readily marketable securities. The Small Company Value Fund also may invest up to 5% of its total assets in warrants or rights which entitle the holder to buy equity securities at a specific price during or at the end of a specific period of time.

    The Small Company Value Fund may engage in short-term portfolio transactions in an attempt to generate capital gains when deemed appropriate by the Adviser under the circumstances, taking into consideration the market analysis factors of any particular security and the technical conditions of the securities markets. In accordance with the investment policy of engaging in short-term portfolio transactions, the Small Company Value Fund has no restrictions with respect to portfolio turnover and the rate of portfolio turnover is not considered a prohibitive factor by the Adviser when considering short-term portfolio transactions. As a result of this policy, it is possible that the Small Company Value Fund's annual portfolio turnover rate may exceed 100%, although the Adviser anticipates that such rate will not exceed 200%. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or the securities sold by the average monthly value of securities owned during the year, excluding securities whose maturities at the time of acquisition were one year or less. A high degree of portfolio turnover results in increased transaction costs. In addition, a high degree of portfolio turnover will make it more difficult for the Small Company Value Fund to qualify as a pass-through entity for federal tax purposes due to a requirement under federal tax law that a registered investment company, such as the Small Company Value Fund, obtain less than 30% of its gross income in any tax year from gains on the sale of securities held less than three months. The Small Company Value Fund intends to so qualify as a pass-through entity. Failure to so qualify would result in federal taxation of the Small Company Value Fund at the standard effective corporate rate of up to 35%.

    The Small Company Value Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of its portfolio. The Small Company Value Fund's successful purchase and sale of options depends on the ability of the Adviser to predict the direction of the market and is subject to certain additional risks, including generally greater volatility of options as compared to common stocks and the risk that an option will expire without value. A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller of the option the underlying security at a specified price. The seller of the put, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

    If the Small Company Value Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Small Company Value Fund so desires. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercised but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold in private transactions (other than on an exchange) also impose on the Small Company Value Fund the credit risk that the counterparty will fail to honor its obligations. The Small Company Value Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of its assets. The Small Company Value Fund may also purchase and sell financial futures contracts and options thereon for hedging and risk management purposes. To the extent that puts, calls, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission, the Small Company Value Fund is limited to an investment not in excess of 5% of its total assets. Although the Small Company Value Fund has adopted the investment policies stated above, it has in addition made undertakings to certain States which (a) prohibit investment in commodities and commodity futures contracts,
(b) limit investment in options, financial futures and stock index futures to 5% of the value of its net assets and (c) prohibit investment in interests in oil, gas or other mineral exploration or development programs.

    See the Statement of Additional Information for a more complete description of the Small Company Value Fund's investment practices and the risks associated therewith.

    FIXED INCOME FUND The investment objective of the Fixed Income Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. Total return means the sum of interest income, dividend income (if any) and capital gains less capital losses. Capital preservation means minimizing the risk of capital loss in a period of falling prices (rising interest rates) for debt securities.

    Specifically, the investment policies of the Fixed Income Fund permit it to invest, without restriction, in the following types of securities:

        (1) Bonds, including municipal bonds (taxable and tax-exempt, including, among others, special and general obligation bonds and industrial development bonds) and other debt securities, which are rated Aaa, Aa, A or MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or SP-1 by Standard & Poor's Ratings Group ("S&P");

        (2) Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities ("U.S. Government Securities");

        (3) Obligations issued or guaranteed by national or state bank holding companies, which obligations are not rated as a matter of policy by either Moody's or S&P, but which, in the opinion of the Adviser (on the basis of criteria believed by the Adviser to be comparable to that used by nationally recognized statistical rating organizations for assigning ratings), meet the Fixed Income Fund's investment objective; and

        (4) Commercial paper rated Prime-1 by Moody's or A-1 + or A-1 by S&P.


    The Fixed Income Fund may also invest not more than 25% of its total assets at the time of investment in debt securities rated Baa or MIG-2 by Moody's or BBB or SP-2 by S&P and in commercial paper rated Prime-2 by Moody's or A-2 by S&P, to the extent that such investments would, in the opinion of the Adviser, be consistent with the Fixed Income Fund's investment objective. (See "Additional General Investment Policies", page 22, for a description of securities rated BBB by S&P and Baa by Moody's and of asset and mortgage-backed securities.)


    The Fixed Income Fund may enter into repurchase agreements, terminable within seven days or less, with respect to issues of the United States Treasury, with member banks of the Federal Reserve System or primary dealers in U.S. Government Securities, as long as such investments do not in the aggregate exceed 15% of the total assets of the Fixed Income Fund (except where such investments are made for temporary defensive purposes, in which case no limit is applicable).

    As a matter of fundamental policy, which cannot be changed without approval by the vote of a majority of the Fixed Income Fund's outstanding voting securities (as defined in the Statement of Additional Information), the Fixed Income Fund will invest at least 80% of the value of its total assets at the time of investment in debt securities. In normal circumstances, the Fixed Income Fund will invest at least 65% of the value of its total assets in fixed income securities. However, the Fixed Income Fund reserves the right to hold cash and short-term fixed income securities and to enter into repurchase agreements as necessary for temporary defensive or emergency purposes as determined by the Adviser without regard for the above limitations.


    The Fixed Income Fund may also invest in restricted securities and in instruments having no ready market if such purchases at the time thereof would not cause more than 10% of the value of its net assets to be invested in not readily marketable assets. (See "Investment Restrictions", page 24).


    The Adviser intends to adjust the average maturity of the Fund's portfolio depending upon its assessment of the relative yields on debt securities of different maturities and its expectations of future interest rate patterns. Because the change in market value of a debt security generally is inversely related to market interest rates, the market value of the Fixed Income Fund's investments will tend to decrease during periods of rising interest rates and to increase during periods of falling rates. The magnitude of the fluctuations in market value of the Fund's portfolio as a result of fluctuations in interest rates will generally be greater at times when the average maturity of the Fund's portfolio is longer. The Fixed Income Fund will invest and hold debt securities which, in the opinion of the Adviser, will maximize the total return of the portfolio.

    See the Statement of Additional Information for a more complete description of the Fixed Income Fund's investment practices and the risks associated therewith.

    GROWTH AND INCOME FUND The investment objective of the Growth and Income Fund is long-term capital appreciation and continuity of income. The Growth and Income Fund pursues its investment objective by investing principally in dividend-paying common stock and diversifying its investments among different industries and different companies. The Growth and Income Fund's investment portfolio is structured with a view to combining an opportunity for long-term capital appreciation with continuity of income. Accordingly, the Growth and Income Fund invests in securities on the basis of the Adviser's evaluation of their investment merit and their potential for appreciation in value and/or income. The selection of securities on the basis of their capital appreciation or income potential cannot ensure against possible loss in value and there can be no assurance that the Growth and Income Fund will achieve its investment objective.


    The Growth and Income Fund may invest in common stock, securities convertible into common stock, preferred stock, debt securities (including bonds, debentures, notes and asset and mortgage-backed securities), U.S. Government securities (including securities issued or guaranteed by agencies or instrumentalities of the U.S. Government), municipal securities (including general and special obligation securities and industrial revenue bonds) and money market instruments, such as commercial paper, bankers acceptances and other financial instruments. (See "Additional General Investment Policies--Mortgage and Asset-Backed Securities", page 22, for a description of asset and mortgage-backed securities.) Although the Growth and Income Fund emphasizes investment in common stock, there is no fixed proportion of the Growth and Income Fund's assets that must be invested in particular types of securities. The proportion of assets to be invested in various types of securities will be determined from time to time by the Adviser.


    The Growth and Income Fund may invest only in debt securities of investment grade quality. Investment grade debt securities are debt securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization and unrated debt securities believed by the Adviser (on the basis of criteria believed by the Adviser to be comparable to that applied by such rating agencies) to be of comparable quality to debt securities so rated. (See "Additional General Investment Policies--Investment Grade Debt Securities", page 22, for a description of investment grade debt securities.) The foregoing investment grade limitation applies only at the time of initial investment and the Growth and Income Fund may determine to retain in its portfolio securities the issuers of which have had their credit characteristics downgraded.



    The Growth and Income Fund may invest in both listed and unlisted securities and in foreign as well as domestic securities. Investments in foreign securities may be subject to special risks, including changes in restrictions on foreign currency transactions and in rates of exchange, variations in accounting and auditing standards, limited public information about the issuer, future political and economic developments and possible imposition of exchange controls or other governmental laws or restrictions which generally are not present in investments in domestic securities. The Growth and Income Fund may invest in restricted securities and in other investments having no ready market if such purchases at the time thereof would cause no more than 10% of the value of its net assets to be invested in not readily marketable assets. (See "Investment Restrictions", page 24.)


    Within the foregoing limits, the investments of the Growth and Income Fund are diversified among as many different companies and industries as seem appropriate to the Adviser in light of conditions prevailing at any given time. Concentration or diversification of assets does not eliminate the risk inherent in securities investments.

    To minimize the effect of a market decline in the value of its securities, the Growth and Income Fund may write covered call options on securities or stock indices. A call option on a security gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to purchase from the writer of the option a specified number of shares of a specified security on or before a fixed date, at a predetermined price. A call option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price is less than the value of the underlying securities index on the exercise date. So long as the Growth and Income Fund remained obligated as a writer of covered call options, it would forego the opportunity to profit from increases in the market price of the underlying security or index above the exercise price of the option. The Growth and Income Fund may not write a call option on a security unless at all times during the option period it owns either (i) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities at no additional cost, or (ii) an offsetting call option on the same securities at the same or a lower price. When the Fund writes a call option on a securities index, it will establish a segregated account with its custodian in which it will deposit cash or high-quality short-term obligations or a combination of both with a value equal to or greater than the market value of the option and will maintain the account while the option is open. In addition, the Growth and Income Fund may not write a call option if, as a result thereof, the amount deposited in a segregated account would exceed 5% of the Growth and Income Fund's total assets.

    If the Growth and Income Fund desires to sell a particular security from its portfolio on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to or concurrently with the sale of the security. The Fund may also enter into a closing purchase transaction in order to terminate its obligations under an option it has written. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates such investor's obligation by purchasing an option on the same security and same terms as the option previously written. There can be no assurances a closing purchase transaction can be entered into. The Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. The Fund will not purchase call options except in closing purchase transactions.

    Although the Growth and Income Fund has adopted the investment policies described above, it has in addition made undertakings to certain States which
(a) prohibit the purchase of securities of companies which have been in operation for less than three years, (b) limit to no more than 5% of its total assets its investment in not readily marketable securities, and (c) limit to no more than 5% of its total assets its aggregate investment in puts, calls, straddles, spreads and any combination thereof.

    See the Statement of Additional Information for a more complete discussion of the Growth and Income Fund's investment practices and the risks associated therewith.


    MUNICIPAL TRUST FUND The investment objective of the Municipal Trust Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in high grade tax-exempt municipal securities. This investment objective, unlike most other municipal bond funds, is not to provide current income which is exempt from federal and/or state income tax. Total return means the sum of interest income and capital gains less capital losses. The Municipal Trust Fund intends to distribute annually its net capital gains. Any such DISTRIBUTIONS WILL BE TAXABLE to a shareholder as capital gain. See "Dividends, Distributions and Taxes", page 38.


    The Municipal Trust Fund attempts to provide high total return by actively managing the maturities of the bonds in the portfolio in response to the Adviser's anticipation of the movement of interest rates. The Fund will shorten the portfolio's maturities when the Adviser believes that interest rates will rise and lengthen maturities when the Adviser believes that rates will fall. To a lesser extent, the Municipal Trust Fund will also attempt to enhance total return by selecting municipal securities which the Adviser believes are undervalued. The success of these strategies depends upon the Adviser's ability to accurately forecast changes in interest rates and to properly assess the value of municipal securities. The investor should be aware that there can be no assurances that the Fund's investment strategies will be successful.

    Under normal circumstances, it is the Municipal Trust Fund's policy to invest at least 80% of the value of its net assets at the time of investment in tax-exempt municipal securities. However, the Municipal Trust Fund reserves the right to hold cash and short-term fixed income securities and to enter into repurchase agreements as necessary for temporary defensive or emergency purposes as determined by the Adviser without regard for the above limitation.

    The Municipal Trust Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high grade, intermediate term municipal securities. The investment policies of the Municipal Trust Fund permit it to invest, without restriction, in tax-exempt municipal bonds and notes which are rated Aaa, Aa, A or MIG-1 by Moody's or AAA, AA, A or SP-1 by S&P.


    The Municipal Trust Fund may also invest not more than 25% of its total assets at the time of investment in municipal securities rated Baa or MIG-2 by Moody's or BBB or SP-2 by S&P and in commercial paper rated Prime-2 by Moody's or A-2 by S&P, to the extent that such investments would, in the opinion of the Adviser, be consistent with the Municipal Trust Fund's investment objective. (See "Additional General Investment Policies--Investment Grade Debt Securities", page 22, for a description of securities rated BBB by S&P and Baa by Moody's.) Non-rated municipal securities will also be considered for investment by the Municipal Trust Fund when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund's objective and policies.


    Municipal securities fall into two principal classes: bonds and notes. Municipal bonds, which are longer-term debt obligations meeting long-term capital needs, fall into two general classifications: "general obligation" bonds or "revenue" bonds. Payment of principal and interest on general obligation bonds is secured by the issuing municipality's pledge of its full faith, credit, and taxing power. Payment on revenue bonds is met from the revenues obtained from a certain facility, class of facilities, special excise or other tax, but not from general tax revenues. Variations on these two classifications exist, such as revenue bonds backed by a municipality's general taxing power, or general obligation bonds backed by limited taxing power. Municipal notes are short-term debt obligations generally maturing in a year or less, meeting short-term capital needs and are also either "general obligation" or "revenue" debt securities. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper.

    Municipal securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula, in order to minimize fluctuation in the principal value of the securities. A "variable" interest rate adjusts at predetermined intervals (E.G., daily, weekly, or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

    The Adviser intends to adjust the average maturity of the Fund's portfolio depending upon its assessment of the relative yields on municipal securities of different maturities and its expectations of future interest rate patterns. Because the change in market value of a debt security generally is inversely related to market interest rates, the market value of the Municipal Trust Fund's investments will tend to decrease during periods of rising interest rates and to increase during periods of falling rates. The magnitude of the fluctuations in market value of the Fund's portfolio as a result of fluctuations in interest rates will generally be greater at times when the average maturity of the Fund's portfolio is longer. The Municipal Trust Fund will invest and hold debt securities which, in the opinion of the Adviser, will maximize the total return of the portfolio.

    The Municipal Trust Fund may enter into repurchase agreements, terminable within seven days or less, with respect to issues of the United States Treasury, with member banks of the Federal Reserve System or primary dealers in U.S. Government Securities, as long as such investments do not in the aggregate exceed 15% of the total assets of the Municipal Trust Fund (except where such investments are made for temporary defensive purposes in which case no limit is applicable).


    The Municipal Trust Fund may also invest in restricted securities and in instruments having no ready market if such purchases at the time thereof would not cause more than 15% of the value of its net assets to be invested in not readily marketable assets. (See "Investment Restrictions", page 24.)


    Although the Municipal Trust Fund has adopted the investment policies described above, it has in addition made undertakings to certain States which
(a) prohibit the purchase of securities of companies which have been in operation for less than three years, (b) limit to no more than 10% of its total assets its investment in restricted securities and to no more than 5% of its total assets its investment in equity securities which are not readily marketable and (c) limit to no more than 5% of its total assets its aggregate investment in puts, calls, straddles, spreads, and any combinations thereof.

    The Municipal Trust Fund may invest in municipal bonds that are subject to the alternative minimum tax ("AMT-Subject Bonds"). Currently, existing tax law draws a distinction between municipal securities issued to finance certain "private activities" and other municipal securities. Such private activity bonds include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from such private activity bonds (AMT-Subject Bonds) becomes an item of "tax preference" which is subject to the alternative minimum tax ("AMT") when received by a person in a tax year during which he is subject to that tax. Because interest income on AMT-Subject Bonds is taxable to certain investors, it is expected, although there can be no guarantee, that such municipal securities generally will provide somewhat higher yields than other municipal securities ("AMT-Exempt Bonds") of comparable quality and maturity.


    The dividends of the Municipal Trust Fund will consist of income exempt from federal income tax, income subject to the federal AMT, and taxable ordinary income and capital gains. (See "Dividends, Distributions and Taxes", page 38.)


    See the Statement of Additional Information for a more complete description of the Municipal Trust

Fund's investment practices and the risks associated therewith.

ADDITIONAL GENERAL INVESTMENT POLICIES

    The following general investment policies supplement those set forth above for each Fund.

    MORTGAGE AND ASSET-BACKED SECURITIES Except for the Municipal Trust Fund, the Funds may invest in mortgage and asset-backed securities. "Mortgage-backed securities" are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including pass-through securities such as Ginnie Mae, Fannie Mae and Freddie Mac Certificates. The yield and credit characteristics of mortgage-backed securities differ in a number of respects from traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayment of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of other factors. In general, changes in the rate of prepayment on a security will change the yield to maturity of the security. Under certain interest rate or prepayment rate scenarios, a Fund may fail to recoup fully its investment in such securities notwithstanding the credit quality of the issuers of such securities. As a result of usual prepayment patterns, amounts available for reinvestment are likely to be greater during a period of declining interest rates and, thus, are likely to be invested at lower interest rates, than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. Except for the Municipal Trust Fund, the Funds may also invest in private mortgage pass-through securities. Such securities are not guaranteed by the U.S. Government or its agencies or instrumentalities. In addition, the Small Company Value Fund may invest in securities representing interests in a pool of mortgages or other assets the cash flow of which has been separated into its interest and principal components, commonly known as "IOs" (interest only) and "POs" (principal only), although the Small Company Value Fund has no present intention to so invest. IOs and POs issued by parties other than agencies or instrumentalities of the U.S. Government are considered, under current guidelines of the staff of the Securities and Exchange Commission, to be illiquid securities.

    "Asset-backed securities" have similar structural characteristics to mortgage-backed securities, but the underlying assets include assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements, rather than mortgage loans or interests in mortgage loans. Asset-backed securities present certain risks that are not present in mortgage-backed securities; primarily, these securities do not have the benefit of the same security interest in the related collateral. There is the possibility that recoveries of repossessed collateral may not, in some cases, be available to support payments on these securities.

    INVESTMENT GRADE DEBT SECURITIES The Funds may invest in debt securities of investment grade quality. Investment grade debt securities are debt securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization and unrated debt securities believed by the Adviser (on the basis of criteria believed by the Adviser to be comparable to that applied by such rating agencies) to be of comparable quality to debt securities so rated. Debt securities rated Baa or higher by Moody's or BBB or higher by S&P are investment grade securities. Securities rated BBB are regarded by S&P as having an adequate capacity to pay interest and repay principal; whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Securities rated Baa by Moody's are considered by Moody's to be medium grade obligations; they are neither highly protected nor poorly secured; interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; in the opinion of Moody's, they lack outstanding investment characteristics and in fact have speculative characteristics as well. For a more complete description of Moody's and S&P's ratings, see the Appendix to the Statement of Additional Information incorporated by reference into this Prospectus.

    REPURCHASE AGREEMENTS The Funds may enter into "repurchase agreements" with respect to U.S. Government Securities. The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. Repurchase agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Winthrop requires continual maintenance of collateral with the Custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, the Fund might be delayed in selling the collateral.


    REVERSE REPURCHASE AGREEMENTS The Growth Fund, Small Company Value Fund, Fixed Income Fund and Municipal Trust Fund each may also enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it would establish and maintain with an approved custodian a segregated account containing liquid high-grade debt securities having a value not less than the repurchase price. Reverse repurchase agreements involve the risk that the market value of the securities subject to such agreement could decline below the repurchase price to be paid by a Fund for such securities. In the event the buyer of securities under a reverse repurchase agreement filed for bankruptcy or became insolvent, such buyer or receiver would receive an extension of time to determine whether to enforce the Fund's obligations to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase could effectively be restricted pending such decision. Reverse repurchase agreements create leverage, a speculative factor, but are not considered senior securities by the Funds or the Securities and Exchange Commission to the extent liquid, unencumbered assets, marked to market daily, are segregated in an amount at least equal to the amount of the liability.


    SECURITIES LENDING The Growth Fund, Small Company Value Fund, Fixed Income Fund and Municipal Trust Fund each may seek to receive or increase income by lending their respective portfolio securities. Under present regulatory policies, such loans may be made to member firms of the New York Stock Exchange and are required to be secured continuously by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. Accordingly, the Funds will continuously secure the lending of portfolio securities by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. The Funds have the right to call such a loan and obtain the securities loaned at any time on five days' notice. As is the case with any extension of credit, loans of portfolio securities involve special risks in the event that the borrower should be unable to repay the loan, including delays or inability to recover the loaned securities or foreclose against the collateral. The aggregate value of securities loaned by a Fund may not exceed 25% of the value of its total assets.

    WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS The Funds may, to the extent consistent with their other investment policies and restrictions, enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, I.E., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.


    Securities purchased under a forward commitment are subject to market fluctuations, and no interest (or dividends) accrues to a Fund prior to the settlement date. The Funds will segregate with their Custodian cash or other liquid, unencumbered assets, in an aggregate amount at least equal to the amount of their respective outstanding forward commitments.



    PORTFOLIO TURNOVER The portfolio turnover rate for the Growth Fund, the Fixed Income Fund, the Small Company Value Fund, the Growth and Income Fund and the Municipal Trust Fund for the year ended October 31, 1996 was 60.6%, 90.2%, 35.1%, 44.0% and 79.3%, respectively.


                             INVESTMENT RESTRICTIONS

    Winthrop has adopted certain investment restrictions applicable to each Fund which are fundamental policies and may not be changed with respect to a Fund without the approval of a majority of the shareholders of that Fund. See "Investment Policies and Restrictions" in the Statement of Additional Information.

                                   MANAGEMENT

    Wood, Struthers & Winthrop Management Corp., a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172 (the "Adviser"), has been retained under an investment advisory agreement to provide investment advice and to supervise the management and investment programs of the Funds described above, subject to the general supervision and control of the Trustees of Winthrop.

    The Adviser is a subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a member of the New York Stock Exchange and a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), a major international supplier of financial services. DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of five French mutual insurance companies.

    Various individuals are responsible for management of the Fund's portfolio.


    James A. Engle is the co-portfolio manager of the Growth Fund (since March,
1993) and the Small Company Value Fund (since 1989, which was previously named the Aggressive Growth Fund and includes its predecessor, the Neuwirth Fund, Inc.) Mr. Engle is a Vice President of Winthrop and is also co-portfolio manager of the Growth and Income Fund (since July, 1993) prior to which he was its sole portfolio manager (since 1986, which includes its predecessor, the Pine Street Fund, Inc.). Mr. Engle is also Chief Investment Officer and Managing Director of the Adviser, and heads the Investment Committee which focuses its attention on identifying undervalued securities. He has been an employee of the Adviser since 1983.


    Cathy A. Jameson is the portfolio manager of the Fixed Income Fund, a position she has held since the commencement of operations of the Fixed Income

Fund and is a Vice President of Winthrop. Ms. Jameson is also a Senior Vice President of Winthrop and has been an employee of the Adviser since 1979.


    Roger W. Vogel is the portfolio co-manager of the Growth Fund, the Growth and Income Fund, and the Small Company Value Fund, a position he has held since July, 1993, and a Vice President of Winthrop, and a Senior Vice President and Director of Equity Research of the Adviser. Prior to becoming associated with Winthrop, Mr. Vogel was a Vice President and portfolio manager with Chemical Banking Corp.



    Marybeth B. Leithead is the portfolio manager of the Municipal Trust Fund, a position she has held since the commencement of its operations on July 28, 1993. Ms. Leithead is also a Vice President of Winthrop and of the Adviser and has been an employee of the Adviser since 1989. A tax-exempt fixed income specialist, Ms. Leithead is responsible for short and long municipal bond investment management for clients of the Adviser and its affiliate, DLJ Investment Management Corp. ("DLJIM"). In addition, Ms. Leithead is the portfolio manager of the Winthrop Municipal Money Fund, a series of the Winthrop Opportunity Funds, another investment company managed by the Adviser and DLJIM. Prior to joining the Adviser, Ms. Leithead was an employee of Citicorp Securities Markets Inc.


    Effective August, 1995, Hugh M. Neuburger joined James A. Engle and Roger W. Vogel as co-portfolio manager of the Growth Fund, the Growth and Income Fund and the Small Company Value Fund. Mr. Neuburger is also a Senior Vice President of the Adviser and has been an employee of the Adviser since March, 1995. Prior to March, 1995, Mr. Neuburger was the president of Hugh M. Neuburger, Inc., a consulting firm providing domestic and global tactical asset allocation advice and other consulting services to large corporate and state pension plans. From 1986 through 1991, Mr. Neuburger was Managing Director of Matrix Capital Management, an investment management firm. Prior thereto, Mr. Neuburger was with the Prudential Insurance Company of America managing asset allocation portfolios.

    Under its Advisory Agreement with Winthrop, the Adviser provides investment advisory services and order placement facilities for each of the Funds and pays all compensation of Trustees of Winthrop who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish Winthrop, without separate charge, management supervision and assistance and office facilities. Winthrop pays a fee to the Adviser at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Small Company Value Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; and Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance. The advisory fees to be paid by the Growth Fund, the Small Company Value Fund and the Growth and Income Fund are higher than those paid by many other mutual funds with similar investment objectives.


    Pursuant to the Advisory Agreement, the Growth Fund has paid the Adviser an advisory fee of $476,341, equivalent to .75% of the average daily net assets for the year ended October 31, 1996. The Growth Fund's total operating expenses of $943,669 for such period amounted to 1.48% of the average daily net assets of its Class A shares and for the period February 28, 1996 (commencement of offering Class B shares) through October 31, 1996, 2.17% (annualized) of the average daily net assets of its Class B shares.



    Pursuant to the Advisory Agreement, the Small Company Value Fund has paid the Adviser an advisory fee of $1,774,607, equivalent to .80% of the average daily net assets for the year ended October 31, 1996. The Small Company Value Fund's total operating expenses of $3,300,408 for such period amounted to 1.47% of the average daily net assets of its Class A shares and for the period February 28, 1996 (commencement of offering Class B shares) through October 31, 1996, 2.15% (annualized) of the average daily net assets of its Class B shares.

    Pursuant to the Advisory Agreement, the Fixed Income Fund has paid the Adviser an advisory fee of $360,520, equivalent to .625% of the average daily net assets for the year ended October 31, 1996. The Fixed Income Fund's total operating expenses for such period were $780,350. Commencing July 1, 1994, the Adviser reimbursed through February 27, 1996 such operating expenses in excess of 1.00% of the average daily net assets of the Fixed Income Fund. For the period February 28, 1996 through April 30, 1997 the Adviser has agreed to reduce its management fees and reimburse expenses by the amount that total fund operating expenses exceed 1.00% of the average daily net assets of Class A shares and 1.70% of the average daily net assets of Class B shares of the Fixed Income Fund. After April 30, 1997, the Adviser may continue or it may determine to discontinue this practice. As a result of the voluntary assumption of expenses, the Adviser reimbursed the Fund $198,923 during the year ended October 31, 1996. Absent such reimbursement, the Fixed Income Fund's total operating expenses for the year ended October 31, 1996 would have amounted to 1.34% of the average daily net assets of its Class A shares and for the period February 28, 1996 (commencement of offering Class B shares) through October 31, 1996, 2.04% (annualized) of the average daily net assets of its Class B shares.



    Pursuant to the Advisory Agreement, the Growth and Income Fund has paid the Adviser an advisory fee of $714,397, equivalent to .68% of the average daily net assets for the year ended October 31, 1996. The Growth and Income Fund's total operating expenses of $1,441,692 for such period amounted to 1.36% of the average daily net assets of its Class A shares and for the period February 28, 1996 (commencement of offering Class B shares) through October 31, 1996, 1.99% (annualized) of the average daily net assets of its Class B shares.



    Pursuant to the Advisory Agreement, the Municipal Trust Fund has paid the Adviser an advisory fee of $242,321, equivalent to .625% of the average daily net assets for the year ended October 31, 1996. The Municipal Trust Fund's total operating expenses for such period were $558,864. Commencing July 1, 1994 the Adviser reimbursed through February 27, 1996 all operating expenses in excess of 1.00% of the average daily net assets of the Fund. For the period February 28, 1996 through May 31, 1996 the Adviser reduced its management fees and reimbursed expenses by the amount that Total Fund Operating Expenses exceeded 1.00% of the average daily net assets of Class A shares and 1.70% of the average daily net assets of Class B shares of the Municipal Trust Fund. For the period June 1, 1996 through April 30, 1997, the Adviser has agreed, with respect to the Municipal Trust Fund, to reduce its management fees and reimburse operating expenses by the amount that Total Fund Operating Expenses exceed .50% of the average daily net assets of its Class A shares and 1.20% of the average daily net assets of its Class B shares. After April 30, 1997, with respect to the Municipal Trust Fund, the Adviser may, in its sole discretion, determine to continue to pay certain expenses of the Fund or it may discontinue this practice. As a result of the voluntary assumption of expenses, the Adviser reimbursed the Fund $249,651 during the year ended October 31, 1996. Absent such reimbursement, the Municipal Trust Fund's total operating expenses for such period would have amounted to 1.44% of the average daily net assets of its Class A shares and for the period February 28, 1996 (commencement of offering Class B shares) through October 31, 1996, 1.87% (annualized) of the average daily net assets of its Class B shares.

                              EXPENSES OF WINTHROP

GENERAL

    In addition to the payments to the Adviser under the investment advisory agreement described above, Winthrop pays the other expenses incurred in its organization and operations, including the costs of printing prospectuses and other reports to existing shareholders; all expenses and fees related to registration and filing with the Securities and Exchange Commission ("SEC") and with state regulatory authorities; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to Winthrop by the Adviser under the investment advisory agreement, Winthrop may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or by its affiliates. In such event, the services shall be provided to Winthrop at cost and the payments therefor must be specifically approved in advance by Winthrop's Trustees, including a majority of its disinterested Trustees.

    The investment advisory agreement provides that the Adviser will reimburse Winthrop for the expenses of any Fund (exclusive of interest, taxes, brokerage, expenditures pursuant to the distribution services agreement described below, and extraordinary expenses, all to the extent permitted by applicable state law and regulations) which in any year exceed the limits prescribed by any state in which shares of such Fund are qualified for sale. Winthrop believes that presently the most restrictive applicable expense ratio limitation is 2 1/2% of the first $30 million of average net assets and 2% of the next $70 million of average net assets and 1 1/2% of average net assets in excess of $100 million.

DISTRIBUTION AGREEMENT

    Rule 12b-1 adopted by the SEC under the Investment Company Act of 1940 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares. Under SEC regulations, some of the payments described below to be made by Winthrop could be deemed to be distribution expenses within the meaning of such rule. Thus, pursuant to Rule 12b-1, Winthrop's Trustees, including a majority of its disinterested Trustees, have adopted separate 12b-1 Plans to compensate the distributor for the expenses to be incurred in distributing each Fund's Class A shares (the "12b-1 Class A Plans") and Class B shares (the "12b-1 Class B Plans" and collectively, the "12b-1 Plans"), and Winthrop, on behalf of each Fund, has entered into a Distribution Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, Winthrop's distributor (the "Distributor").

    With respect to each Fund, the amount payable by a Fund under the 12b-1 Class A Plans for distributing Class A shares is .30 of 1% of the average daily net assets of the Class A shares during the year consisting of (i) an asset-based sales charge of .05 of 1% of the average daily net assets of the Class A shares and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class A shares. Under the 12b-1 Class B Plans, the amount payable by a Fund for distributing Class B shares is 1% of the average daily net assets of the Class B shares during the year consisting of (i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class B shares and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares. The Agreement, but not the Rule 12b-1 Plans, terminate in the event of assignment of the Agreement.

    Under the 12b-1 Plans, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

    With respect to sales of a Fund's Class B shares through a broker-dealer, the Distributor pays the broker-dealer a concession at the time of sale. In addition, an ongoing maintenance fee may be paid to broker-dealers on sales of both Class A shares and Class B shares. Pursuant to the 12b-1 Plans, the Distributor is then compensated for such payments with amounts paid from the assets of such Fund. The payments to the broker-dealer, although a Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than from the Funds. Broker-dealers who sell shares of the Funds may provide services to their customers that are not available to investors who purchase their shares directly from the Funds. Investors who purchase their shares directly from the Funds will pay a pro rata share of the Funds' expenses of encouraging broker-dealers to provide such services but not receive any of the direct benefits of such services. The 12b-1 Fees will continue to be paid to these broker-dealers for as long as the related assets remain in the Funds.

    In adopting the 12b-1 Plans, the Trustees determined that there is a reasonable likelihood that the 12b-1 Plans may benefit Winthrop and its shareholders.


    Under the Agreement, the Adviser may make payments to the Distributor from the Adviser's own resources, which may include the management fees paid by Winthrop. Amounts paid under the 12b-1 Plans and the Agreement are used in their entirety to compensate the Distributor for expenses incurred to (i) promote the sale of shares of each Fund by, for example, paying for the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders, by directly or indirectly purchasing radio, television, newspaper and other advertising or by compensating the Distributor's employees or employees of the Distributor's affiliates for their distribution assistance, (ii) make payments to the Distributor to compensate broker-dealers or other persons for providing distribution assistance and (iii) make payments to compensate financial intermediaries for providing administrative and accounting services with respect to Winthrop's shareholders. In addition to the concession paid to dealers or agents, the Distributor will from time to time pay additional compensation to dealers or agents in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives of such dealers or agents who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Funds during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments.



    The Trustees, including a majority of the disinterested trustees, approved the 12b-1 Plans at a meeting on October 19, 1995, effective as of February 28, 1996, and approved the continuation of such 12b-1 Plans at a meeting held on October 24, 1996. Payments under the prior 12b-1 plans and then existing distribution agreement for the year ended October 31, 1995 were made in an amount equal to .50% of each Fund's average daily net assets, the maximum allowable under provisions of the prior 12b-1 plans and the prior distribution agreement. Prior to February 28, 1996, the 12b-1 plans operated as "reimbursement type" plans, that is, the Distributor received payments under the 12b-1 plans only to the extent it had properly expended amounts on behalf of the Funds pursuant to the 12b-1 plans. Winthrop will not reimburse expenses incurred by the Distributor in excess of allowable amounts accrued under the previous 12b-1 plan prior to February 28, 1996.

                 PURCHASES, REDEMPTIONS AND SHAREHOLDER SERVICES

PURCHASES


    Shares of each of the Funds will be offered on a continuous basis directly by the Funds and by the Distributor, acting as agent for the Funds, at the respective net asset value per share determined as of the close of the regular trading session of the New York Stock Exchange (the "NYSE"), currently 4:00 p.m., New York City time, following receipt of a purchase order in proper form plus, in the case of Class A shares of each Fund, an initial sales charge imposed at the time of purchase or, subject to a contingent deferred sales charge upon redemption in the case of Class B shares and certain redemptions of Class A shares of each Fund. The investor should send a completed Share Purchase Application (found in this Prospectus) and enclose a check in the amount of the initial investment to the Transfer Agent, FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903, Attn: Winthrop Mutual Funds. (For overnight courier deliveries, replace P.O. Box 61503 on the address label with 3200 Horizon Drive). Checks made payable to the shareholder or another third party (third party checks) will not be accepted for investment in Winthrop.



    The initial minimum investment in each Fund is $250 and $25 for subsequent investments in a Fund. (For example, an investor wishing to make an initial investment in shares of two Funds would be required to invest at least $250 in each Fund.) Full and fractional shares will be credited to an investor's account in the amount of the investment. Each Fund reserves the right to reject any initial or subsequent investment in its sole discretion. Shareholder accounts established on behalf of the following types of plans will be exempt from the Fund's minimum initial investment and minimum subsequent investment requirements: (i) retirement plans qualified under section 401(k) of the Code;
(ii) plans described in section 403(b) of the Code; (iii) deferred compensation plans described in section 457 of the Code; (iv) simplified employee pension
(SEP) plans; and (v) savings incentive match plans for employees (SIMPLE) plans. With respect to Class B Shares of a Fund, an investor's maximum purchase of such shares is $250,000.


    Existing shareholders wishing to purchase additional shares of a Fund may use the investment stub found at the bottom of the Funds' Shareholder Statement form or, if one is not available, they may send a check payable to such Fund directly to Winthrop's Transfer Agent, FPS Services, Inc. at the address indicated on the back cover of this Prospectus. Any check for additional shares sent directly to Winthrop should reference the account number to which it should be credited.

    Further information and assistance is available by contacting Winthrop at the address or telephone number listed on the cover page of this Prospectus.

REDEMPTIONS

    Shares of Winthrop may be redeemed at a redemption price equal to the net asset value per share, as next computed following the receipt in proper form by Winthrop of shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class B shares and certain redemptions of Class A shares.


    The value of a shareholder's shares on redemption may be more or less than the cost of such shares to the shareholder, depending upon the value of the Fund's portfolio securities at the time of such redemption or repurchase. (See "Dividends, Distributions and Taxes", page 38, for a discussion of the tax consequences of a redemption.)



    To redeem shares for which no share certificates have been issued, the registered owner or owners should forward a letter to Winthrop's Transfer Agent, FPS Services, Inc. containing a request for redemption of such shares at the next determined net asset value per share. Alternatively, the shareholder may elect the right to redeem shares by telephone. (See "Additional Shareholder Services--Telephone Redemption and Exchange Privilege", page 36.)

    If the total value of the shares being redeemed exceeds $50,000 (before deducting any applicable contingent deferred sales charge) or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

    The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.

    Winthrop may request in writing that a shareholder whose account in a Fund has an aggregate balance of less than $250 increase his account to at least that amount within 60 days. If the shareholder fails to do so, Winthrop reserves the right to close such account and send the proceeds to the shareholder. IRAs and other qualified retirement accounts are not subject to mandatory redemption. A Fund will not redeem involuntarily any shareholder account with an aggregate balance of less than $250 based solely on the market movement of such Fund's shares.


    The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered in proper form for redemption, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the exchange is deemed to be restricted under rules of the SEC, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by Winthrop of its portfolio securities is not reasonably practicable, or as a result of which it is not reasonably practicable for Winthrop to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of shareholders. Generally, redemptions will be made by payment in cash or by check. (See the Statement of Additional Information.)


    For information concerning circumstances in which redemptions may be effected through the delivery of in kind portfolio securities, see the Statement of Additional Information.

INITIAL SALES CHARGE

    Class A shares of each Fund are offered at net asset value next determined plus a sales charge, as follows:

                                      INITIAL SALES CHARGE
                        -------------------------------------------------
                                                          COMMISSION TO
                           AS A % OF       AS A % OF      DEALER/AGENT
        AMOUNT            NET AMOUNT       OFFERING         AS A % OF
      PURCHASED            INVESTED          PRICE       OFFERING PRICE
----------------------  ---------------  -------------  -----------------
Less than $50,000.....          4.99%           4.75%            4.25%
$50,000 to less than
  $100,000............          4.71            4.50             4.00
$100,000 to less than
  $250,000............          3.90            3.75             3.25
$250,000 to less than
  $500,000............          2.56            2.50             2.25
$500,000 to less than
  $1,000,000..........          1.78            1.75             1.60
$1,000,000 or more....             0               0                0

    On purchases of $1,000,000 or more, there is no initial sales charge; the Distributor may pay the dealer a fee of up to 1% as follows: 1% on purchases up to $2 million, plus .80% on the next $1 million up to $3 million, .50% on the next $47 million up to $50 million, .25% on purchases over $50 million. In addition, Class A shares issued upon conversion of other shares of the Fund are not subject to an initial sales charge.

    From time to time, the Distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares.

SALES AT NET ASSET VALUE

    The initial sales charge will be waived for the following shareholders or transactions:

        (1)  investment advisory clients of the Adviser;

        (2) officers and Trustees of the Funds, directors or trustees of other investment companies managed by the Adviser, officers, directors and full-time employees of the Adviser and of its wholly-owned subsidiaries or parent entities ("Related Entities"); or the spouse, siblings, children, parents or grandparents (collectively, "relatives") of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds);

        (3) certain employee benefit plans for employees of the Adviser and Related Entities;

        (4) an agent or broker of a dealer that has a sales agreement with the Distributor, for their own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds). To qualify, the Distributor or Transfer Agent must be notified at the time of purchase;

        (5) shares purchased by registered investment advisors on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Funds and which shares have been purchased on behalf of wrap fee client accounts and for which such registered investment advisors or broker-dealers perform advisory, custodial, record keeping or other services;

        (6) shareholders who received shares in Winthrop as a result of the merger of Neuwirth Fund, Inc., Pine Street Fund, Inc. or deVegh Mutual Fund, Inc., and who have maintained their investment in such shares of Winthrop; and

        (7) shares purchased for the following types of retirement plan accounts: (i) retirement plans qualified under section 401(k) of the Code;
    (ii) plans described in section 403(b) of the Code and (iii) deferred compensation plans described in section 457 of the Code.

REDUCED SALES CHARGES

    A reduction of sales charge rates in the tables above may be obtained for participants in any of the following discount programs. These programs allow an investor to receive a reduced offering price based upon the assets held or pledged by the investor. The term "investor" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for the trust or custodial accounts of their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans of a single employer.

  LETTER OF INTENT


    By initially investing $250 and submitting a Letter of Intent to the Funds' Distributor or Transfer Agent, an investor may purchase shares of the Fund over a 13-month period at the reduced sales charge applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. However, the reduced sales charge would not apply to such purchases. It is the investor's responsibility to notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply.



    5% of the total amount to be invested pursuant to the Letter will be held in escrow by the Transfer Agent until the investment contemplated by the Letter is completed within the 13-month period. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the total shares purchased.

  RIGHT OF ACCUMULATION

    For investors who already have an account with the Funds, reduced sales charges based upon the Funds' sales charge schedule are applicable to subsequent purchases. The sales charge on each additional purchase is determined by adding the current market value of the shares the investor currently owns to the amount being invested. The Right of Accumulation is illustrated by the following example: if a previous purchase currently valued in the amount of $50,000 had been made subject to a sales charge and the shares are still held, a current purchase of $50,000 will qualify for a 3.75% sales charge (i.e., the sales charge on a $100,000 purchase). The reduced sales charge is applicable only to current purchases. It is the investor's responsibility to notify the Transfer Agent at the time of subsequent purchases that the account is eligible for the Right of Accumulation.

    To be entitled to a reduced sales charge based upon shares already owned, the investor must notify the Distributor or the Transfer Agent at the time of the purchase that he wishes to take advantage of such entitlement, and give the numbers of his accounts, and those accounts held in the name of his spouse or for minor children, the age of any such child and the specific relationship of each such person to the investor.

  CONCURRENT PURCHASES

    To qualify for a reduced sales charge, the investor may combine concurrent purchases of shares purchased within the Winthrop Focus Funds or shares of the Winthrop Opportunity Funds. For example, if the investor concurrently invests $25,000 in one Fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase. In order to exercise the Concurrent Purchases privilege, the investor must notify the Distributor or Transfer Agent.

  COMBINED PURCHASE PRIVILEGE

    By combining the investor's holdings of shares within the Winthrop Focus Funds or with shares held in the Winthrop Opportunity Funds, the investor can reduce the initial sales charges on any additional purchases of Class A shares. The investor may also use these combinations under a Letter of Intent. This allows the investor to make purchases over a 13-month period and qualify the entire purchase for a reduction in initial sales charges on Class A shares. A combined purchase of $1,000,000 or more may trigger the payment of a dealer's commission and the applicability of a Limited CDSC, as defined below.

  REINSTATEMENT PRIVILEGE

    The Reinstatement Privilege permits shareholders to reinvest the proceeds of each Fund's Class A shares redeemed, within 120 days from the redemption, without an initial sales charge. It is the investor's responsibility to notify the Transfer Agent in order to exercise the Reinstatement Privilege.

 CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

    A shareholder can purchase Class B shares at net asset value without an initial sales charge. However a shareholder may pay a Contingent Deferred Sales Charge ("CDSC") if such shareholder redeems within four years after purchase. The CDSC will be assessed on an amount equal to the lesser of the then current net asset value or the original purchase price of the Class B shares being redeemed. Accordingly, no Class B CDSC will be imposed on amounts representing increases in net asset value above the initial purchase price of the shares identified for redemption. In determining the Class B CDSC, Class B shares are redeemed in the following order: (i) those acquired pursuant to reinvestment of dividends or distributions, (ii) those held for over four years, and (iii) those held longest during the four-year period.

    Where the charge is imposed, the amount of the charge will depend on the number of years since the shareholder made the purchase according to the table below.

            YEAR SINCE                  PERCENTAGE
             PURCHASE                   CONTINGENT
              PAYMENT                    DEFERRED
             WAS MADE                  SALES CHARGE
-----------------------------------  -----------------
First..............................             4%
Second.............................             3%
Third..............................             2%
Fourth.............................             1%
Fifth and thereafter...............             0%

    The amount of any contingent deferred sales charge will be paid by the shareholder to and retained by the Distributor and will not offset the amounts which may be paid to the Distributor under the Agreement. For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, recognized by a shareholder on the redemption of shares.

    The contingent deferred sales charge will be waived for the following shareholders or transactions:

        (1) shares received pursuant to the exchange privilege which are currently exempt from a contingent deferred sales charge;

        (2) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended) (the "Code");

        (3) redemptions made pursuant to Winthrop's systematic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 10% of the total market value of an account may be withdrawn over any 12 month period (shareholders who elect systematic withdrawals on a semi-annual or annual basis are not eligible for the waiver); and

        (4) liquidations, distributions or loans from the following types of retirement plan accounts: (i) retirement plans qualified under section 401(k) of the Code; (ii) plans described in section 403(b) of the Code and
    (iii) deferred compensation plans described in section 457 of the Code.

    Redemptions effected by the Funds pursuant to their right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the CDSC.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES

    A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the Funds upon certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) made within 12 months of purchase, IF SUCH PURCHASES WERE MADE AT NET ASSET VALUE AND TRIGGERED THE PAYMENT BY THE DISTRIBUTOR OF THE DEALER'S COMMISSION DESCRIBED ABOVE (I.E., PURCHASES OF $1,000,000 OR MORE).

    The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of (i) the net asset value at the time of purchase of the Class A shares being redeemed or (ii) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at the time of purchase of such Class A shares even if those shares are later exchanged and, in the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares into which the Class A shares have been exchanged.

    Redemptions of such Class A shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A shares will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count towards satisfying the 12-month holding period. The Funds will assess the Limited CDSC if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of the Class A shares of the Funds or shares into which the Class A shares have been exchanged.

    In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or upon amounts representing share appreciation. All investments made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of that month and each subsequent month.


    The Limited CDSC will be waived for the shareholders and transactions described above as eligible for waiver under "Contingent Deferred Sales Charge on Class B Shares", page 32, and "Sales at Net Asset Value", page 31.


CONTINGENT DEFERRED SALES CHARGE ON CONVERTED SHARES

    Class A shares issued upon conversion of shares of a Fund purchased prior to February 28, 1996 ("Converted Shares") will be subject to the same contingent deferred sales charge with the same terms as the Converted Shares were subject to at the time of purchase. This CDSC is similar in all respects to the CDSC charged on Class B shares except that the CDSC will not be imposed if the amount redeemed is obtained from increases in the value of the account in a Fund (whether from appreciation or reinvestment of dividends and capital gains distributions) above the amounts of purchase payments during the past four years.

    For purposes of the CDSC on Class A shares issued upon conversion of Converted Shares, it is assumed that the redemption is made from the earliest purchase payment from which a redemption (or exchange) has not already been effected. Therefore, redemptions will first be made from increases in the value of the account without imposition of a CDSC and then, if necessary, from the shares which have been held the longest.

    Because the CDSC on Class A shares issued upon conversion of Converted Shares is based on dollar value rather than number of shares, it may be imposed even if the number of shares in the investor's account has increased through reinvestment of dividends and capital gains distributions.

    The CDSC on Class A shares issued upon conversion of Converted Shares will be waived for the following shareholders or transactions:

        (1) shareholders of Neuwirth Fund, Inc., Pine Street Fund, Inc. and deVegh Mutual Fund, Inc., which were diversified, no-load open-end management investment companies to which the Adviser provided investment advisory services;

        (2) investment advisory clients of the Adviser;

        (3) officers, directors and full-time employees and Trustees of Winthrop and Related Entities; or the relatives of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to Winthrop);

        (4) certain employee benefit plans for employees of the Adviser and Related Entities;

        (5) an agent or broker of a dealer that has a sales agreement with the Distributor, for their own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds). To qualify, the Distributor or Transfer Agent must be notified at the time of purchase;

        (6) redemptions as a result of shareholder death or disability (as defined in the Code);

        (7) redemptions made pursuant to Winthrop's systematic withdrawal plan up to 1% monthly or 3% quarterly of the account's total purchase payments (excluding dividend reinvestment) not to exceed 10% of total purchase payments over any 12 month rolling period (systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver); and

        (8) liquidations, distributions or loans from the following types of retirement plans established on or after February 1, 1995: (i) retirement plans qualified under section 401(k) of the Code; (ii) plans described in section 403(b) of the Code; and (iii) deferred compensation plans described in section 457 of the Code.

        (9) shares purchased by registered investment advisers or by broker-dealers that have sales agreements with the Funds and which shares have been purchased on behalf of wrap fee client accounts and for which such registered investment advisers or broker-dealers charge a fixed fee and perform advisory, custodial, record keeping or other services.

    Redemptions effected by Winthrop pursuant to its right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the contingent deferred sales charge.

AUTOMATIC CONVERSION OF CLASS B SHARES

    Class B shares held for eight years after purchase will be automatically converted into Class A shares. The Fund will effect conversions of Class B shares into Class A shares only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor's Class B shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as an additional three months after the eighth anniversary after purchase before the shares will automatically convert into Class A shares.

    All such automatic conversions of Class B shares will constitute a tax-free exchange for federal income tax purposes.

ADDITIONAL SHAREHOLDER SERVICES


    EXCHANGE PRIVILEGE Shares of one class of a Fund may be exchanged by mail or telephone (see "Telephone Redemption and Exchange Privilege", page 36), for shares of the same class of another Fund or for shares of the Winthrop Opportunity Funds, another investment company managed by the Adviser and an affiliate, which is currently comprised of four portfolios, the Winthrop Developing Markets Fund and the Winthrop International Equity Fund (the "Opportunity Equity Funds") and the Winthrop Municipal Money Fund and Winthrop U.S. Government Money Fund (the "Opportunity Money Funds"). Shares exchanged from a Fund must be exchanged to the same class of shares of the Opportunity Equity Funds. Each Opportunity Equity Fund portfolio offers two classes of shares: Class A shares which are sold with a front-end sales charge of up to 5.75% and a 12b-1 fee of .25% annually and Class B shares which are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and a 12b-1 fee of 1% annually. Each Opportunity Money Fund Portfolio currently offers only one class of shares.



    Class A shares subject to a contingent deferred sales charge as described in "Contingent Deferred Sales Charge on Class A Shares", page 33, and "Contingent Deferred Sales Charge on Converted Shares", page 34, and Class B shares which are exchanged for shares of the Winthrop Opportunity Funds will continue to be subject to the same contingent deferred sales charge at the same rate and for the same period of time as they were prior to exchange.



    Prior to the commencement of operations of the Opportunity Money Funds, shares of Winthrop were eligible for exchange into shares of the Alliance Government Reserves or Alliance Municipal Trust (collectively, the "Alliance Money Market Funds"). The Alliance Money Market Funds are no-load money market funds which retain Alliance Capital Management Company, Inc. as investment adviser. Exchanges to the Alliance Money Market Funds are no longer eligible for exchange pursuant to Winthrop's exchange privilege. Alliance Money Market Fund shares, however, maintained within an account previously established under Winthrop's exchange privilege may be exchanged into a Opportunity Money Fund or back into a Fund or Opportunity Equity Fund, provided that the exchange is directed to the same class of shares previously held when invested in Winthrop.



    Winthrop imposes no separate charge for exchanges. However, a shareholder may be subject to an initial sales charge upon exchanging shares of an Opportunity Money Fund for Class A shares of the Funds. (See Purchases, Redemptions and Shareholder Services--Initial Sales Charge, page 30.) A shareholder will not be assessed any contingent deferred sales charge at the time of an exchange between the Funds or between any of the Funds and a Winthrop Opportunity Fund. Any applicable contingent deferred sales charge will be assessed when the shareholder redeems shares of the Funds, the Winthrop Opportunity Funds or from an account established pursuant to Winthrop's exchange privilege in the Alliance Money Market Funds. The period of time during which a shareholder owns shares in any of the Funds or the Winthrop Opportunity Funds will be credited to such shareholders holding period in determining the applicable contingent deferred sales charge, if any. However, the period of time during which a shareholder's funds are held in the Alliance Money Market Funds will not be included in the holding period used to determine the applicable contingent deferred sales charge.


    The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. Winthrop reserves the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days prior written notice. The exchange privilege is not meant to afford shareholders an investment vehicle to play short term swings in the stock market by engaging in frequent transactions in and out of the Opportunity Equity Funds, Opportunity Money Funds or any of the Funds. Shareholders who engage in such frequent transactions may be prohibited from or restricted in placing future exchange orders.


    Exchanges of shares are subject to the other requirements of the fund into which exchanges are made. Annual fund operating expenses for such fund may be higher and a sales charge differential may apply.


    Shareholders should be aware that an exchange is treated for federal income tax purposes as a sale and a purchase of shares which may result in recognition of gain or loss.


    AUTOMATIC MONTHLY INVESTMENT PLAN A shareholder may elect on the Share Purchase Application to make additional investments in a Fund automatically, by authorizing Winthrop to draw on the shareholder's bank account.


    A shareholder may change the date (either the 10th, 15th or 20th of each month) or amount (subject to a minimum of $25) of the shareholder's monthly investment at any time by letter to Winthrop at least three business days before the change becomes effective. The plan may be terminated at any time without penalty by the shareholder or Winthrop.



    AUTOMATIC EXCHANGE PLAN. Shareholders may authorize Winthrop to exchange an amount established in advance automatically for shares of the same class of another series of Winthrop or Opportunity Equity Fund or for shares of the Opportunity Money Funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum exchange into another Winthrop Fund under the Automatic Exchange Plan is $50. These exchanges are subject to the terms of the Exchange Privilege described above. See "Additional Shareholder Services--Exchange Privilege", page 35.



    DIVIDEND DIRECTION OPTION A shareholder may elect on the Share Purchase Application to have his or her dividends paid to another individual or directed for reinvestment within the same class of another series of Winthrop or the Opportunity Equity Funds or into either series of the Opportunity Money Funds provided that an existing account in such other fund is maintained by the shareholder.



    SYSTEMATIC WITHDRAWAL PLAN Any shareholder who owns or purchases shares of a Fund having a current net asset value of at least $10,000 may establish a systematic withdrawal plan under which the shareholder or a third party will receive payment by check in a stated amount of not less than $50 on a monthly or quarterly basis. A CDSC which would otherwise be imposed on a withdrawal/redemption will be waived in connection with redemptions made pursuant to Winthrop's systematic withdrawal plan up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestment) not to exceed 10% over any 12-month rolling period. See "Purchases, Redemptions and Shareholder Services", page 29.


    TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGE A shareholder may elect on the Share Purchase Application to be eligible to make withdrawals from such shareholder's account, via telephone orders (toll free (800) 225-8011) given to the Funds by the shareholder or the shareholder's investment dealer of record. The maximum amount of such withdrawals is $50,000 per day. A shareholder may also transfer assets via telephone from such shareholder's account to purchase shares of another Fund in Winthrop or Winthrop Opportunity Funds. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures include the requirement that redemption or transfer orders must include the account name and the account number as registered with Winthrop. The minimum amount for a wire transfer is $1,000. Proceeds of telephone redemptions may also be sent by automated clearing house funds to a shareholder's designated bank account. Neither Winthrop, the Adviser, the Winthrop Opportunity Funds, nor any transfer agent for any of the foregoing will be responsible for following instructions communicated by telephone that are reasonably believed to be genuine, accordingly, investors bear the risk of loss. The Telephone Exchange Privilege will be offered automatically unless a shareholder declines such option on the Share Purchase Application or by writing to the Fund's Transfer Agent at the address listed in the back of this Prospectus.



    TIMING OF REDEMPTIONS AND EXCHANGES If a redemption or transfer order for a Fund is received on a Fund Business Day prior to the close of the regular session of the NYSE, which is generally 4:00 p.m. New York City time, the proceeds will be transferred as soon as possible, and shares of each Fund will be priced that Fund Business Day. If the redemption or transfer order is received after the close of the regular session of the NYSE, shares of each Fund will be priced the next Fund Business Day and the proceeds will be transferred as soon as possible after pricing. A shareholder also may request that proceeds be sent by check to a designated bank. Transfers are made without any charge by Winthrop.


    Purchases by check may not be redeemed by a Fund until after a reasonable time necessary to verify that the purchase check has been paid (approximately ten Fund Business Days from receipt of the purchase check). When a purchase is made by wire and subsequently redeemed, the proceeds from such redemption normally will not be transmitted until two Fund Business Days after the purchase by wire. Bank acknowledgment of payment initialled by the shareholder may shorten delays.

    Additional information concerning these Additional Shareholder Services may be obtained by contacting Winthrop at the address or telephone number listed on the cover page of this Prospectus.

                                 NET ASSET VALUE


    The net asset value per share for purchases and redemptions of shares of each Fund is determined as of the close of the regular session of the NYSE, which is generally 4:00 p.m. New York City time, on each day that trading is conducted during such session on the NYSE. In accordance with Winthrop's Amended and Restated Agreement and Declaration of Trust and By-Laws, net asset value for each Fund is determined separately for each class by dividing the value of each class's total assets, less its liabilities, by the total number of each class's shares then outstanding. For purposes of this computation, the securities in each Fund's portfolio are, except as described below, valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other method as the Trustees believe would accurately reflect their fair value.


    Short-term securities which mature in more than 60 days are valued based on current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days, where it has been determined in good faith under procedures approved by the Board of Trustees that amortized cost equals fair value. All other assets are valued at fair value as determined in good faith under such valuation procedures approved by the Board of Trustees.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


    Dividends on shares of the Fixed Income Fund and the Municipal Trust Fund are declared from its net investment income on each Fund Business Day. Each series of Winthrop has one transaction time each Fund Business Day, which is as of the close of the regular session of the NYSE, generally 4:00 p.m. New York City time. If monies are received prior to such time for either the Fixed Income Fund or the Municipal Trust Fund, shares purchased are entitled to the dividends, if any, for the next Fund Business Day. If monies are received after such time for either Fund, they are invested at the next transaction time on the following Fund Business Day and, accordingly, are entitled to the dividends for the next Fund Business Day after such investment. Shares earn dividends through the day a redemption is effected. Dividends and distributions payable in additional Fund shares for either Fund will be paid based on the net asset value of each class of shares on the payable date for such dividend or distribution, or such other date as the Board of Trustees may determine. The Fixed Income Fund and the Municipal Trust Fund each declares dividends for Saturdays, Sundays and holidays on the previous business day. Dividends on shares of the Fixed Income Fund and the Municipal Trust Fund are paid after the close of business on the last Fund Business Day of each month.


    Winthrop intends to distribute to shareholders of the Growth Fund and the Small Company Value Fund on an annual basis and to shareholders of the Growth and Income Fund on a quarterly basis, substantially all of such respective periods' net investment income, if any, for the respective Funds.

    Capital gains (short-term and long-term), if any, realized by each of the Funds during a fiscal year of Winthrop will be distributed to the respective shareholders shortly after the end of such fiscal year.

    Each of the Funds has qualified and intends to qualify in the future as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund will not be subject to federal income taxes if at least 90% of its net investment income and net short-term capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. However, a Fund will be subject to tax on its income and gains to the extent that it does not distribute to its shareholders an amount equal to such income and gains. In addition, a Fund will be subject to a nondeductible 4% excise tax to the extent that it does not make distributions to its shareholders on a basis such that they are taxed to shareholders in the same year in which the related income or gain was realized by such Fund. To the extent possible, each Fund intends to make such distributions as may be necessary to avoid this excise tax.

    Distributions of net investment income (which generally includes dividends, interest, net short-term capital gains and other income, other than Exempt-Interest Dividends, as defined below, and net-long term capital gains), if any, declared by Winthrop on the outstanding shares of any Fund will, at the election of each shareholder, be paid in cash or reinvested in additional full and fractional shares of that Fund. Such distributions will be taxable to a shareholder as ordinary income, regardless of whether received in the form of cash or reinvested in additional shares. Distributions of net long-term capital gains in excess of any net short-term capital losses ("capital gains distributions") are taxable to shareholders as long-term capital gains regardless of whether taken in the form of cash or reinvested in additional shares and irrespective of the length of time the shareholder has held shares of the Fund. Shareholders will be advised annually as to the federal tax status of dividends and capital gains distributions made by each Fund for the preceding year.

    An election to receive dividends and distributions in cash or shares is made at the time of the initial investment and may be changed by notice received by Winthrop from a shareholder at least 30 days prior to (i) the record date for a particular dividend or distribution on shares of the Growth Fund, the Small Company Value Fund or the Growth and Income Fund, or (ii) the payable date for a particular dividend or distribution on shares of the Fixed Income Fund and the Municipal Trust Fund. There is no charge in connection with the reinvestment of dividends and capital gains distributions.


    For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year in which they were declared. Therefore; such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.


    A dividend or capital gains distribution with respect to shares of any Fund held by a tax-deferred or qualified retirement plan, such as an IRA, Keogh Plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.


    Dividends paid by the Growth Fund, the Small Company Value Fund and the Growth and Income Fund (other than capital gain distributions) will generally be eligible, subject to certain limitations and regardless of whether received in the form of cash or reinvested in additional shares, for the dividends-received deduction available to corporate shareholders. This deduction is only available to the extent that the aggregate dividends received by each Fund would be eligible for the dividends-received deduction if received directly by the corporate shareholders. A corporate shareholder may also be subject to the extraordinary dividend provisions of the Code under which a shareholder's basis in stock can be reduced if certain extraordinary dividends are received. Dividends paid by the Fixed Income Fund and the Municipal Trust Fund will generally not be eligible for the dividends-received deduction.



    Distributions to shareholders out of tax-exempt interest income earned by the Municipal Trust Fund ("Exempt-Interest Dividends") are not subject to federal income tax if, at the close of each quarter of the Municipal Trust Fund's taxable year, at least 50% of the value of the Municipal Trust Fund's total assets consists of tax-exempt obligations. The Municipal Trust Fund intends to meet this requirement. However, under current tax law, some individuals and corporations may be subject for federal income tax purposes to the AMT on distributions to shareholders out of income from the AMT-Subject Bonds (as defined in "Investment Objectives and Policies, page 12) in which the Municipal Trust Fund may invest. Further, under current tax law, certain corporate taxpayers may be subject to the AMT based on their "adjusted current earnings". Distributions from the Municipal Trust Fund that are excluded from gross income and from alternative minimum taxable income will be included in such corporation's "adjusted current earnings" for purposes of computation of the AMT.


    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Municipal Trust Fund is not deductible for federal income tax purposes to the extent that the Municipal Trust Fund distributes Exempt-Interest Dividends. The amount of the interest on indebtedness that is not deductible is proportional to the amount of non-capital gains dividends received that are Exempt-Interest Dividends. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Further, persons who are "substantial users" (or related persons) of facilities financed by AMT-Subject Bonds should consult their tax advisers before purchasing shares of the Municipal Trust Fund.

    Because the Municipal Trust Fund can invest in taxable municipal bonds and other taxable securities as well as tax-exempt municipal bonds, the portion of its dividends exempt from or subject to regular federal income taxes cannot be predicted. Shareholders may be subject to state and local taxes on dividends from the Municipal Trust Fund, including dividends which are exempt from federal income taxes. In addition, for federal income tax purposes, distributions of net short-term capital gains are taxable to shareholders of the Municipal Trust Fund as ordinary income and distributions of net long-term capital gains are taxable to such shareholders as long-term capital gains, regardless of the nature of the investments made by the Fund.

    There is no fixed dividend rate and there can be no assurance that any Fund will pay any dividends or realize any gains. The amount of any dividend or distribution paid by each Fund depends upon the realization by the Fund of income and capital gains from that Fund's investments. All dividends and distributions will be made to shareholders of a Fund solely from assets of that Fund. Since the Funds are not treated as a single entity for federal income tax purposes, the performance of one Fund will have no effect on the income tax liability of shareholders of another Fund.

    Payment (either in cash or in portfolio securities) received by a shareholder upon redemption of his shares, assuming the shares constitute capital assets in his hands, generally will result in long-term or short-term capital gains (or losses) depending upon the shareholder's holding period and basis in respect of shares redeemed. Any loss realized by a shareholder on the sale of Fund shares held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares.

    In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of such Fund. In that event, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


    Some of the investment practices of the Growth Fund, the Small Company Value Fund and the Growth and Income Fund are subject to special provisions that, among other things, may defer the use of certain losses of such Funds and affect the holding period of the securities held by the Funds and the character of the gains or losses realized. These provisions may also require the Growth Fund, the Small Company Value Fund and the Growth and Income Fund to mark to market some of the positions in their respective portfolios (I.E., treat them as if they were closed out), which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.


    Each Fund's ability to dispose of portfolio securities may be limited by the requirement of qualification as a regulated investment company that less than 30% of a Fund's gross income be derived from the disposition of securities held for less than three months.

    Each Fund is required to withhold and remit to the U.S. Treasury 31% of the dividends or the proceeds of any redemptions or exchanges of shares with respect to any shareholder who fails to furnish Winthrop with a correct taxpayer identification number, who has been notified by the U.S. Treasury that he or she has underreported dividend or interest income or who fails to certify to Winthrop that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.

    The foregoing discussion is a general summary of certain current federal income tax laws regarding the Funds. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Funds, or to all categories of investors, some of whom may be subject to special rules. Each prospective and current shareholder should consult with his or her own professional tax adviser regarding federal, state and local tax consequences of ownership of shares of the Funds.

                                RETIREMENT PLANS

    Each of Winthrop's Funds may be a suitable investment vehicle for part or all of the assets held in various tax-sheltered retirement plans, such as those listed below. Semper Trust Company serves as custodian under these prototype retirement plans and charges an annual account maintenance of $15 per participant, regardless of the number of Funds selected. Persons desiring information concerning these plans should write or telephone Winthrop's Transfer Agent. While Winthrop reserves the right to suspend sales of its shares in response to conditions in the securities markets or for other reasons, it is anticipated that any such suspension of sales would not apply to sales to the types of plans listed below.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRA")

    The Adviser has available a prototype form of IRA for investment in shares of any one or more Funds. Under the Code, individuals may make IRA contributions of up to $2,000 annually. An individual with a non-working spouse may establish a separate IRA for the spouse and contribute a combined maximum of $2,250 annually to one or both IRAs, provided that no more than $2,000 may be contributed to the IRA of either spouse. Contributions to an IRA may be wholly or partly tax-deductible, depending upon the contributor's income level and participation in an employer-sponsored retirement plan. The income earned on shares held in an IRA is not subject to federal income tax until withdrawn in accordance with the Code. Investors may be subject to penalties or additional taxes on contributions to or withdrawals from IRAs under certain circumstances.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

    A SEP/IRA is available for investment and may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making IRA contributions on behalf of all eligible employees.


SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES ("SIMPLE")--SIMPLE IRA AND SIMPLE 401(k)



    SIMPLE plans offer employers with 100 or fewer eligible employees the ability to establish a retirement plan that permits employee contributions. An employer may also elect to make additional contributions to these Plans. Please telephone Winthrop's shareholder servicing representatives at (800) 225-8011 for more information.


EMPLOYER-SPONSORED RETIREMENT PLANS

    The Adviser has a prototype retirement plan available which provides for investment of plan assets in shares of any one or more Funds. The prototype retirement plan may be used by sole proprietors and partnerships as well as corporations to establish a tax qualified profit sharing plan or money purchase pension plan (or both) of their own.

    Under the prototype retirement plan, an employer may make annual tax-deductible contributions for allocation to the accounts of the plan participants to the maximum extent permitted by the federal tax law for the type of plan implemented.The Adviser has received favorable opinion letters from the IRS that the prototype retirement plan is acceptable by qualified employers.

SELF-DIRECTED RETIREMENT PLANS


    Shares of Winthrop may be suitable for self-directed IRA accounts and prototype retirement plans such as those developed by Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser and Winthrop's Distributor.

                               GENERAL INFORMATION

CAPITALIZATION


    Winthrop was organized as a Massachusetts business trust under the laws of Massachusetts on November 26, 1985. Winthrop has an unlimited number of authorized shares of beneficial interest, par value $.01 per share, which may, without shareholder approval, be divided into an unlimited number of series and an unlimited number of classes. Shares of each Fund are divided into Class A shares and Class B shares and are normally entitled to one vote (with proportional voting for fractional shares) for all purposes. Generally, shares of all Funds vote as a single series on matters that affect all Funds in substantially the same manner. As to matters affecting each Fund separately, such as approval of the investment advisory agreement, shares of each Fund would vote as separate series. With respect to each Fund, each Class is identical in all respects except that (i) each Class bears different distribution service fees, (ii) each Class has exclusive voting rights with respect to its 12b-1 Plan, (iii) each Class has different exchange privileges, and (iv) only Class B shares have a conversion feature. Winthrop will not have annual meetings of shareholders so long as at least two-thirds of the Trustees then in office have been elected by the shareholders. Section 16(c) of the Investment Company Act of 1940 provides certain rights to shareholders which Winthrop will honor regarding the calling of meetings of shareholders and other communications with shareholders. Trustees also will call meetings of shareholders from time to time as the Trustees deem necessary or desirable.


    Shares of a Fund are freely transferable, are entitled to dividends as determined by the Trustees and, in liquidation of Winthrop, are entitled to receive the net assets of that Fund. Since Class B shares of each Fund are subject to greater distribution services fees than Class A shares of the Fund, the liquidation proceeds to shareholders of Class B shares are likely to be less than proceeds to Class A shareholders. Shareholders have no preemptive rights.

PORTFOLIO TRANSACTIONS

    Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution, Winthrop may consider sales of its shares as a factor in the selection of brokers and dealers to execute portfolio transactions for Winthrop.

DISTRIBUTOR

    Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser, serves as Winthrop's Distributor.

CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT

    Citibank, N.A. acts as Custodian for the securities and cash of Winthrop, but plays no part in deciding on the purchase or sale of portfolio securities. FPS Services, Inc. acts as dividend disbursing agent, registrar and transfer agent.

HOW WINTHROP CALCULATES PERFORMANCE

    From time to time Winthrop may advertise its total return (including "average annual" total return and "aggregate" total return) and yield in advertisements or sales literature. Total return and yield are calculated separately for Class A and Class B shares. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows how much an investment in a Fund would have increased (decreased) over a specified period of time (I.E., one, five or ten years or since inception of that Fund) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The "aggregate" total return reflects actual performance over a stated period of time. "Average annual" total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. "Average annual" total return smooths out variations in performance. Winthrop's advertisements of total return and average total return may not reflect any applicable initial or contingent deferred sales charge, but such charges will be disclosed. Neither "average annual" total return nor "aggregate" total return takes into account any federal or state income taxes which may be payable upon redemption. The "yield" refers to the income generated by an investment in a Fund over a one-month or 30-day period. This income is then "annualized", that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. Winthrop may also include comparative performance information in advertising or marketing Winthrop's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals, and market indices. Further performance information is contained in Winthrop's annual and semi-annual reports to shareholders, which may be obtained without charge.


INFORMATION FOR SHAREHOLDERS


    Any shareholder inquiry regarding Winthrop or the status of the shareholder's account can be made to Winthrop by mail or by telephone at the address or telephone number listed in front of this Prospectus or to FPS Services, Inc. at the address on the cover of this Prospectus.



    Following any purchase or redemption, a shareholder will receive a statement confirming the transaction. Annual audited and semi-annual unaudited financial statements, which include a list of investments held by Winthrop, will be sent to shareholders.

                              WINTHROP FOCUS FUNDS
                           SHARE PURCHASE APPLICATION



WINTHROP FOCUS FUNDS                 FOR ASSISTANCE IN FILLING OUT THIS
C/O FPS SERVICES, INC.               APPLICATION CALL:
P.O. BOX 61503                       (800) 225-8011 (OPTION #2)
(3200 HORIZON DR.)
KING OF PRUSSIA, PA 19406-0903

 (1) TYPE OF ACCOUNT                               DATE ________________, 199___



    / / New Account         / / Existing Account # ___________________________

 (2) INVESTMENT SELECTION--Please make checks payable to Winthrop Mutual Funds. Please select the class of shares you wish to purchase. If no class of shares is selected, Class A shares will be purchased.



WINTHROP FUND NAME                AMOUNT                              CLASS (FUND NUMBER)
-------------------------  --------------------  --------------------------------------------------------------
Growth Fund                $ __________________        / / Class A (530)               / / Class B (630)
Fixed Income Fund                                      / / Class A (531)               / / Class B (631)
                           ____________________
Small Company Value Fund                               / / Class A (534)               / / Class B (634)
                           ____________________
Growth and Income Fund                                 / / Class A (535)               / / Class B (635)
                           ____________________
Municipal Trust Fund                                   / / Class A (536)               / / Class B (636)
                           ____________________
        Total
                           ____________________
Initial Investment Minimum per Fund $250; Subsequent Investment Minimum $25. Minimums are waived for SEP,
SIMPLE, 401K, 403B and 457 plans. Class B shares are not available for purchases of $250,000 or more.


 (3) SHARE REGISTRATION


    / / Individual  ___________________  ___________________________________
                   Name                         *Joint Owner, if any
    / / Gift to Minor  ________________  as custodian for  _________________
             Name of Custodian                      Name of minor
    under the _________________________ Uniform Gift to Minors Act.
              (Reference social security # of minor in space provided below)
                                     State
    / / Other  _____________________________________________________________
                Name of corporation, organization, trusts, etc.
    Address  _______________________________________________________________
                                     Street
             _______________________________________________________________
             City         State         Zip Code
    Phone Number (_______) _________________ Social Security or Taxpayer ID
    #**  ___________________________________________________________________



     * In the event of co-owners, a joint tenancy with right of survivorship will be assumed unless otherwise indicated.

    ** Required to open an account.

 (4) CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER--Required by federal tax law to avoid 31% backup withholding: By signing, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box below.

   / / I am subject to backup withholding.

    THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.


 __________________________________  ___________________________________
Signature                            Date



 (5) SHAREHOLDER AUTHORIZATION (MUST BE SIGNED BY APPLICANT)
    TELEPHONE EXCHANGE PRIVILEGE--I understand that unless I have checked the box below, this privilege will automatically apply.
    (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations)

   / / I do not elect the telephone exchange privilege.


    TELEPHONE REDEMPTION PRIVILEGE--I hereby authorize the Funds or their transfer agent to effect the redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent as follows:

   / / Mail Redemption proceeds to the name and address in which my Fund Account is registered.
   / / Deposit via ACH to the commercial bank referenced in Section 10.
   / / Wire Redemption proceeds to the Bank referenced in Section 10 and charge my Fund account the applicable wire fee.

    (NOTE: The maximum telephone redemption amount is $50,000. Telephone redemption checks will only be mailed to the name and address of record; and the address must have no change within the last 30 days).


    By selecting any of the above telephone privileges, I agree that neither the Winthrop Focus Funds, the Adviser, the Winthrop Opportunity Funds nor any transfer agent for any of the foregoing will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Funds reasonably believe to be genuine, and that neither the Funds nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Funds at any time. I understand and agree that the Funds reserve the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.


    I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

    The person(s), if any, signing on behalf of the investor (i.e. corporation, organization, trust, etc.) represent and warrant that they are authorized to sign this application and purchase, redeem, or exchange shares on behalf of such investor.

     __________________________________  ___________________________________
    Signature                            Date

     __________________________________  ___________________________________
    Signature                            Date


    (If an institution, please include documentation establishing authorized signatories).


(6) FOR DEALER USE ONLY--We guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

    Dealer Name  ________________________________  Dealer No.  _____________
    Branch Office Name  _________________________  Branch Office No.  ______
    Branch Office Address  _________________________________________________
    Representative's Name  ______________________  Representative's No.  ___

    Representative's Phone No. (_________) _________________________  Authorized
    Signature __________________________________________________________________
----------

FOR DIVIDEND INSTRUCTIONS AND OTHER ACCOUNT OPTIONS, PLEASE COMPLETE THE REVERSE SIDE OF THIS PURCHASE APPLICATION.

                              WINTHROP FOCUS FUNDS
                           SHARE PURCHASE APPLICATION



 (7) DIVIDEND OPTIONS--If no instructions are given, all distributions will be reinvested.


    INCOME DIVIDENDS:  (select one)

   / / Reinvest dividends       / / Pay dividends in cash       / / Use Dividend
   Direction Option

    CAPITAL GAINS DISTRIBUTION:  (select one)

   / / Reinvest capital gains   / / Pay capital gains in cash   / / Use Dividend
   Direction Option

   / / DIVIDEND DIRECTION OPTION--I/we hereby authorize and request that my/our distributions be either (a) paid to the person and/or address designated below or (b) reinvested into my/our account which we currently maintain in another Winthrop Fund:

a) Name  __________________________  b) Winthrop Fund  _________________

Account or Policy # _______________  Existing Acct. No.  _______________
        (if applicable)
Address  __________________________  Existing Share Class: / / A or / /B
                                     (check one)*
City, State, Zip  _________________  * Dividends directed between Funds must be within the same share
                                       class.

    (NOTE: Dividend checks that are returned "not forwardable" will be reinvested in additional shares of the Fund at the current net asset value on the date the check is received.)

(8) / / AUTOMATIC MONTHLY INVESTMENT PLAN*--I/we hereby authorize you to draw on my/our bank account an amount of $__________ ($25 minimum) for an investment in the Funds beginning on the 10th, 15th or 20th (circle one) day and continuing on that same day each month.

 __________________________________  ___________________________________
           Fund Name(s)                      Bank Account Number

    ____________________________________________________________________________
                          Branch Name and Address of Bank

    The Fund requires signatures of bank account owners exactly as they appear on bank records:

 _____________________________  _____  ______________________________  _____
Individual Account Owner        Date   Joint Account Owner             Date

    *(ATTACH VOIDED CHECK--Include a blank check from the bank account from which your investment will be made. Write "VOID" across the face of the check, and attach it to this form).

 (9) AUTOMATIC EXCHANGE PLAN OR SYSTEMATIC CASH WITHDRAWAL PLAN--($50 minimum). I/we hereby request that Winthrop or any transfer agent of Winthrop (as their agent) make regular exchanges and/or withdrawals beginning the 5th, 10th, 15th or 25th (circle one) day of

   ________________ 19_____.
          (month)

    CHECK THE BOX(ES) BELOW INDICATING THE PLAN YOU WOULD LIKE TO PARTICIPATE
    IN:

   / / AUTOMATIC EXCHANGE PLAN


FROM*                      TO*
                                                                                                Frequency
                                                      Share Class*                               (Circle
        Fund Name                  Fund Name          (Circle One)           Amount               One)+
-------------------------  -------------------------  ------------  -------------------------  ------------

 ________________________  _________________________     A or B     _________________________    M Q S A

 ________________________  _________________________     A or B     _________________________    M Q S A

 ________________________  _________________________     A or B     _________________________    M Q S A

 ________________________  _________________________     A or B     _________________________    M Q S A


    * Your automatic exchange selection must be between Winthrop Funds within the same share class unless your exchange is directed to a Winthrop Money Fund in which case class designation will not be required.
    + Monthly, Quarterly, Semi-Annual, or Annual processing.

    (Note: Winthrop's Automatic Exchange Plan may be directed to multiple funds within the Winthrop Focus Funds or Winthrop Opportunity Funds. Automatic Exchanges will only be available for participating accounts with identical registrations.)


   / / SYSTEMATIC CASH WITHDRAWAL PLAN--(Minimum initial purchase $10,000).

   FUND NAME           AMOUNT
----------------  ----------------

 _______________  ________________  / / monthly    / / quarterly    / / semi-annually
                                       / / annually

 _______________  ________________  / / monthly    / / quarterly    / / semi-annually
                                       / / annually

    Payments under this plan should be sent:

   / / by check to the name and address in which my/our fund account is registered.

   / / by automated clearing house "ACH" deposits to my Bank and account referenced in Section 10.

   / / by wire to the Bank and account referenced in Section 10 and charge my Fund account the applicable wire fee.

   / / by check to the Special Payee referenced below:

Name of Payee  ____________________  Account or Policy #  ______________
                                               (if applicable)

    Address ____________________________________________________________________

     (NOTE: Systematic withdrawals elected on a semi-annual or annual basis are not eligible for Winthrop's CDSC waiver.)

(10) BANK ACCOUNT INFORMATION* (To be completed if applicable under Sections 5 or 9).

 __________________________________  ___________________________________
           Name of Bank                    Branch (if applicable)
 __________________________________  ___________________________________
   Name in which Bank Account is             Bank Account Number
            Established

    *(ATTACH VOIDED CHECK--Include a blank check from your bank account. Write "VOID" across the face of the check, and attach it to this form).

(11) REDUCED SALES CHARGES (Class A only)--If you or your spouse or minor children own shares in other Winthrop Funds, you may be eligible for a reduced sales charge. If applicable, please complete the sections below and indicate the accounts to be considered.

    RIGHT OF ACCUMULATION OR CONCURRENT PURCHASES

   / / I qualify for Right of Accumulation or Concurrent Purchase privileges with the account(s) listed below.

 _________________  __________________  __________________  __________________
    Fund Name         Account Number        Fund Name         Account Number
 _________________  __________________  __________________  __________________
    Fund Name         Account Number        Fund Name         Account Number

    (NOTE: When qualifying for the Concurrent Purchase privilege, Account Number reference is not required for new accounts).

    LETTER OF INTENT

   / / I agree to the terms of the Letter of Intent set forth in the Prospectus
       (including the escrowing of shares). Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in shares of one or more Winthrop Funds in an aggregate amount at least equal to:

     / / $50,000    / / $100,000    / / $250,000   / / $500,000   / / $1,000,000

    If the full amount indicated is not purchased within 13 months, I understand an additional sales charge must be paid from my accounts.

(12) CONSOLIDATED ACCOUNT STATEMENTS--If you prefer to receive one quarterly combined statement instead of individual account statements please reference the Winthrop Fund name (include share class) and account numbers that you would like consolidated.

 __________________________________  ___________________________________
  Fund Name/Class/Account Number       Fund Name/Class/Account Number
 __________________________________  ___________________________________
  Fund Name/Class/Account Number       Fund Name/Class/Account Number

                              WINTHROP FOCUS FUNDS
                                 (800) 225-8011



                                    ADVISER
                  Wood, Struthers & Winthrop Management Corp.
                      277 PARK AVENUE, NEW YORK, NY 10172


                                  DISTRIBUTOR
              Donaldson, Lufkin & Jenrette Securities Corporation
                      277 PARK AVENUE, NEW YORK, NY 10172


                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                     787 SEVENTH AVENUE, NEW YORK, NY 10019


                                   CUSTODIAN
                                 Citibank, N.A.
                      111 WALL STREET, NEW YORK, NY 10043

                                 TRANSFER AGENT
                               FPS Services, Inc.
                      P.O. BOX 61503 (3200 HORIZON DRIVE),
                         KING OF PRUSSIA, PA 19406-0903

                                    COUNSEL
                              Sullivan & Cromwell
                      125 BROAD STREET, NEW YORK, NY 10004

                               TABLE OF CONTENTS


Summary of Fund Expenses                                  3
Financial Highlights                                      7
Introduction                                             12
Investment Objectives and Policies                       12
Investment Restrictions                                  24
Management                                               24
Expenses of Winthrop                                     27
Purchases, Redemptions and Shareholder Services          29
Net Asset Value                                          37
Dividends, Distributions and Taxes                       38
Retirement Plans                                         41
General Information                                      42


   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH
                       OFFERING MAY NOT LAWFULLY BE MADE.

                           WOOD, STRUTHERS & WINTHROP
                                ESTABLISHED 1871

                                     [LOGO]

                      INVESTMENT MANAGEMENT SUBSIDIARY OF
                          DONALDSON, LUFKIN & JENRETTE
                             SECURITIES CORPORATION


WFF-1                                                              11818A   2/97


                                    WINTHROP
                                     FOCUS
                                     FUNDS


                                     [ART]
                                   PROSPECTUS
                               FEBRUARY 20, 1997


                                     [LOGO]

WINTHROP FOCUS FUNDS


--------------------------------------------------------------------------------

277 PARK AVENUE, NEW YORK, NEW YORK 10172

TOLL FREE (800) 225-8011

--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                             DATED FEBRUARY 20, 1997


This Statement of Additional Information is not a prospectus and should be read in conjunction with Winthrop's current Prospectus dated February 20, 1997, as supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained by contacting Winthrop at the address or telephone number listed above.



                              TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
Investment Policies and Restrictions . . . . . . . . . . . . . . . . . . . .   1
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .30
Expenses of Winthrop . . . . . . . . . . . . . . . . . . . . . . . . . . . . .41
Purchases, Redemptions, Exchanges and
     Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . . . . . . .44
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .51
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . . . .55
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . .63
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .__
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .71
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . .__
Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . .__
Appendix A -- Securities Ratings . . . . . . . . . . . . . . . . . . . . . . A-1

--------------------------------------------------------------------------------
                      INVESTMENT POLICIES AND RESTRICTIONS
--------------------------------------------------------------------------------



          The following investment policies and restrictions supplement, and should be read in conjunction with, the information set forth under the heading "Investment Objectives and Policies" in Winthrop's Prospectus. Except as noted in the Prospectus, Winthrop's investment policies are not fundamental and may be changed by the Trustees of Winthrop without shareholder approval; however, shareholders will be notified prior to a significant change in such policies. Winthrop's fundamental investment restrictions may not be changed without shareholder approval as defined on page 23.

GROWTH FUND, SMALL COMPANY VALUE FUND AND GROWTH AND INCOME FUND

          It is the policy of the Growth Fund to invest principally in equity securities with long-term capital appreciation potential; it is the policy of the Small Company Value Fund to invest principally in equity securities selected on the basis, in the Adviser's opinion, of their potential for a high level of growth of capital; and it is the policy of the Growth and Income Fund to invest principally in dividend paying common stocks.

          The Growth Fund and the Small Company Value Fund each may invest up to 5% of their respective total assets in warrants. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

          The Growth Fund may invest up to 10% of the value of its total assets in foreign securities and the Small Company Value Fund and the Growth and Income Fund may invest up to 20% of the value of their respective total assets in foreign securities. Investment in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

          There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Funds' performance. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or investors.

          The Growth Fund and Small Company Value Fund may invest up to 35% of the value of its total assets in investment grade fixed income securities and the Growth and Income Fund and the Fixed Income Fund may invest in investment grade fixed income securities without limitation. Investment grade obligations are those obligations rated BBB or better by Standard and Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service ("Moody's") in the case of long-term obligations and equivalently rated obligations in the case of short-term obligations, or unrated instruments believed by the Adviser to be of comparable quality to such rated instruments. Securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal; whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Securities rated Baa by Moody's are considered by Moody's to be medium grade obligations; they are neither highly protected nor poorly secured; interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; in the opinion of Moody's, they lack outstanding investment characteristics and in fact have speculative characteristics as well. Fixed income securities in which the Funds may invest include asset and mortgage backed securities. Prepayments of principal may be made at any time on the obligations underlying asset and mortgage backed securities and are passed on to the holders of the assets and mortgage backed securities. As a result, if a Fund purchases such a security at a premium, faster than expected prepayments will reduce and slower than expected prepayments will increase yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

          The Growth Fund, the Growth and Income Fund and the Small Company Value Fund each may write covered call options listed on one or more national securities exchanges. When calls written by a Fund are exercised, the Fund may be obligated to sell stocks below the current market price. The writing of call options will therefore, involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully covered call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater, when the stocks involved are more volatile. The actual return earned from writing a call option depends on factors such as the amount of the transaction costs and whether or not the option is exercised. Option premiums vary widely depending primarily on supply and demand.

          If a Fund desires to sell a particular security from its portfolio on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to or concurrently with the sale of the security. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option of the same series as the option previously written. (Such a purchase does not result in the ownership of an option). A Fund may enter into a closing purchase transaction to realize a profit on a previously written option or to enable the Fund to write another option on the underlying security with either a different exercise price or expiration date or both. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. The Growth Fund and the Growth and Income Fund may not purchase call options except in closing purchase transactions.

          The Small Company Value Fund may seek to increase its return through the use of options on securities and securities indices and may seek to hedge all or a portion of its portfolio investments through the use of financial instruments currently or hereafter available, such as securities index and financial future contracts and options thereon.

          As discussed above, the Small Company Value Fund may write call options on securities, which give the holder (i.e., purchaser thereof) the right to buy the underlying security from the Fund at the stated exercise price. The Small Company Value Fund may also write put options on securities, which give the holder the right to sell the underlying security to the Fund at the stated exercise price. The Small Company Value Fund will write only covered or secured options, which means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or have an immediate right to acquire such securities without additional consideration upon conversion or exchange of portfolio securities, or, in the case of put options, that the Small Company Value Fund will have on deposit with its custodian cash or high quality short-term obligations or a combination of both with a value equal to or greater than the exercise price of the underlying securities.

          The Small Company Value Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out by the Small Company Value Fund at a profit. By writing a call option, the Small Company Value Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as a writer continues. By writing a put, the Small Company Value Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. Thus, in some periods, the Small Company Value
Fund may receive less total return and in the other periods greater total return in connection with its options transactions than it would have received from the underlying securities had options not been written with respect thereto.

          The Small Company Value Fund may also purchase and sell securities index options. The Growth Fund and the Growth and Income Fund may write calls on a securities index. Securities index options are similar to options on specific securities. However, because options on securities indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying securities index on the exercise date. When a Fund writes an option on a securities index, it will establish a segregated account with its custodian in which it will deposit cash or high quality short-term debt obligations or a combination of both with a value equal to or greater than the market value of the option and will maintain the account while the option is open.

          On the futures markets, the Adviser may with respect to the Small Company Value Fund adopt an overall strategy in response to expected market movements. Such a strategy would involve the purchase or sale of securities index futures contracts and related options traded on regulated exchanges, to the extent permitted by the Commodity Futures Trading Commission ("CFTC"), for bona fide hedging purposes or for other appropriate risk management purposes permitted under regulations promulgated by the CFTC. A securities index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. The Small Company Value Fund may enter into securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result.

          The Small Company Value Fund will only invest in futures contracts and related options to the extent that the Fund would not be required to register with the CFTC. The Small Company Value Fund will not engage in financial futures or related options transactions for speculative purposes but only in an effort to hedge portfolio risks as described above. In accordance with the foregoing, under current regulations the Small Company Value Fund may not purchase or sell futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits on the

Fund's open futures positions and premiums on open positions thereon would exceed 5% of the market value of the Small Company Value Fund's total assets. Certain provisions of the federal tax laws may limit the extent to which the Small Company Value Fund may engage in options and financial futures transactions. Such transactions may also affect the amount, character and timing of income, gain or loss recognized by a Fund for federal tax purposes.

          The Small Company Value Fund's successful use of options and financial futures depends on the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select equity and debt securities for investment. The correlation between movements in the price of the option or future and the price of the securities index futures and options declines, as the composition of the Fund's portfolio diverges from the composition of the index underlying such index futures and options. In addition, the ability of the Fund to close out an option or futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. A Fund's losses on futures transactions could be unlimited.

          New options and futures contracts and other financial products, securities options, securities index futures contracts and options on securities indices with respect to securities in which the Small Company Value Fund may invest, and various combinations thereof, continue to be developed and the Small Company Value Fund may invest in any such options, contracts and products as may be developed to the extent consistent with its investment objective and policies and the regulatory requirements applicable to the Fund. Although the Small Company Value Fund has adopted the investment policies stated above, it has in addition made under- takings to certain States which (a) prohibit investing in commodities and commodity futures contracts and (b) limit investment in options, financial futures and stock index futures to 5% of the value of its net assets.

          At least 65% of the Small Company Value Fund's total assets will normally be invested in equity securities of small market capitalization companies, which for the purposes of this Fund, are those companies with a market capitalization of $2 billion or less at the time of the Fund's investment. Small-cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Most small-cap company stocks pay low or no dividends, and the Fund seeks long-term appreciation, rather than income. Small-cap company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-cap company securities are also less researched and often overlooked and undervalued in the market.

          In addition, the Fund has a policy of investing in special situations and accordingly may invest a substantial portion of its assets in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

          The following additional policies have been adopted by the Growth Fund and the Growth and Income Fund and may be changed by the Trustees without shareholder approval:

     1. The Funds will not make or maintain a short position (other than short sales against the box) or write, purchase or sell puts, calls, straddles, spreads or combinations thereof, provided, however, the Growth Fund and Growth and Income Fund may write covered call options and purchase call options in closing purchase transactions.
     2. The Funds will not invest in oil, gas or other mineral exploration or development programs, but this shall not prohibit the Funds from investing in securities of companies engaged in oil, gas or mineral activities or investigations.

FIXED INCOME FUND

          The Fixed Income Fund generally does not intend to acquire common stocks or equity securities exchangeable for common stock or rights or warrants to subscribe for or purchase common stock, except that with respect to convertible debt securities, the Fund may acquire common stock through the exercise of conversion rights in situations where it believes such exercise is in the best interest of the Fixed Income Fund and its shareholders. In such event, the Fixed Income Fund will sell the common stock resulting from such conversion as soon as practical. The Fixed Income Fund may, as set forth in the Prospectus, acquire debt securities, including convertible and non-convertible debt securities which may have voting rights, but in no case will the Fixed Income Fund acquire more than 10% of the voting securities of any one issuer. The relative size of the Fixed Income Fund's investments in any grade or type of security will vary from time to time. Critical factors which are considered in the selection of securities or other investment alternatives include trends in the determinates of interest rates, corporate profits and management capabilities and practices.

          The Fixed Income Fund may use a variety of techniques in seeking to attain its investment objective. In making investment decisions, for example, the Fixed Income Fund seeks to balance favorable factors, such as high yields to maturity and high current rates of income, against unfavorable factors, such as increased risk which accompanies longer maturities.

          The Fixed Income Fund may use trading to attain its investment objectives and policies. Trading may be used in anticipation of market developments or to take advantage of yield disparities between major sectors of the investment grade market. Examples of circumstances in which the Fixed Income Fund may employ trading are (i) shortening of the average maturity of the portfolio in anticipation of higher interest rates, (ii) lengthening of the average maturity of the portfolio in anticipation of lower interest rates, (iii) changing the average coupon of the portfolio when yield disparities occur between debt securities selling at differing levels of premium or discount, (iv) selling one type of debt security (e.g., industrial bonds) and buying another type of debt security (e.g., Federal agency bonds or notes) when disparities arise in the relative value of each, and (v) selling one class of fixed-income securities (e.g., preferred stocks) and buying another class (e.g., publicly offered utility bonds) when disparities arise in the relative values of each.

          Debt securities acquired for the Fixed Income Fund's portfolio may be subject to call by the issuer prior to maturity, in which case the Fixed Income Fund may be forced to sell such securities at prices below market value. The Fixed Income Fund may seek protection against calls at prices below market value. Such protection may be sought by (i) purchasing securities with high call prices relative to their market prices, (ii) purchasing securities with sinking fund features which are selling at a premium where the period before inception of the sinking fund payments is relatively long, (iii) selling a security whose market price has risen above its call price and purchasing another security of comparable quality whose market price is below its call price and (iv) substituting for a security with a refunding date a comparable security with a more distant refunding date. Depending on market conditions, debt securities may be purchased at a discount or premium from face value, producing a yield of more or less than the coupon rate. The market value of the Fixed Income Fund's assets will reflect yields generally available on debt securities of similar quality. When such yields decline, the market value of the Fixed Income Fund's assets already invested can be expected to rise. Similarly, when such yields increase, the market value of the Fund's assets already invested can be expected to decline.

MUNICIPAL TRUST FUND

          Municipal securities include municipal bonds as well as short-term (i.e., maturing in under one year to as much as three years) municipal notes, demand notes and tax-exempt commercial paper. In the event the Municipal Trust Fund invests in demand notes, the Adviser will continually monitor the ability of the obligor under such notes to meet its obligations. Typically, municipal bonds are issued to obtain funds used to construct a wide range of public facilities, such as schools, hospitals, housing, mass transportation, airports, highways and bridges. The funds may also be used for general operating expenses, refunding of outstanding obligations and loans to other public institutions and facilities.

          Municipal bonds fall into two general classes: general obligation bonds and revenue or special obligation bonds. Payment of principal of and interest on general obligation bonds is secured by the issuer's pledge of its faith, credit and taxing power. Payment on revenue or special obligation bonds is met only from the revenues obtained from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from general tax and other unrestricted revenues of the issuer. The term "issuer" means the agency, authority, instrumentality or other political subdivision whose assets and revenues are available for the payment of principal of and interest on the bonds. Certain types of private activity bonds are also considered municipal bonds if the interest thereon is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs and water and sewage disposal facilities.

          Private activity bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal and interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

          Municipal notes in which the Municipal Trust Fund may invest include demand notes, which are tax-exempt obligations that have stated maturities in excess of one year, but permit the holder to sell back the security (at par) to the issuer within 1 to 7 days' notice. The payment of principal and interest by the issuer of these obligations will ordinarily be guaranteed by letters of credit offered by banks. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

          Other short-term obligations constituting municipal notes include tax anticipation notes, revenue anticipation notes and bond anticipation notes, and tax-exempt commercial paper.

          Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most such cases, the long-term bonds provide the money for the repayment of the notes.

          Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less (however, issuers typi-cally do not issue such obligations with maturities longer than seven days). Such obligations are issued by state and local municipalities to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

          There are, of course, variations in the terms of, and the security underlying, municipal securities, both within a particular rating classification and between such classifications, depending on many factors. The ratings of Moody's and S&P represent their opinions of the quality of the municipal securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while the municipal securities of the same maturity and coupon, but with different ratings may have the same yield. The Adviser appraises independently the fundamental quality of the securities included in the Fund's portfolio.

          Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio investments, and a decline in interest rates generally will increase the value of portfolio investments. The achievement of the Fund's investment objectives depends in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange Commission, although from time to time there have been proposals which would require registration in the future.

          After purchase by the Municipal Trust Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Municipal Trust Fund. Neither event requires sales of such security by the Municipal Trust Fund, but the Adviser will consider such event in its determination of whether the Municipal Trust Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use such changed ratings in a manner consistent with the Fund's quality criteria as described in the Prospectus.

          Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal bonds may be materially affected.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. It can be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio would be affected. Additionally, the Fund would reevaluate its investment objectives and policies.

ADDITIONAL GENERAL INVESTMENT POLICIES

          The following general investment policies supplement those set forth above for each Fund.

SUBCHAPTER M QUALIFICATION

          In accordance with the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), it is the policy of each Fund to limit its short-term trading so that less than 30% of its annual gross income (including all dividends and interest income and gross realized capital gains, both short- and long-term, without offset for realized capital losses) will be derived from gross gains realized on the sale or other disposition of securities held for less than three months.

SHORT SALES ("AGAINST THE BOX")

          Except for the Municipal Trust Fund, a Fund may effect short sales "against the box". While a short sale is a sale of a security the Fund does not own, it is "against the box" if at all times during which a short position is open, the Fund owns an equal amount of the securities, or, by virtue of the ownership of securities, has the right, without further consideration, to obtain an equal amount of the securities sold short. No more than 10% of each Fund's net assets (taken at the then current market value) will be held as collateral for its short sales at any time. Neither the Growth Fund, the Fixed Income Fund nor the Growth and Income Fund have an intention to enter into short sales against the box in the foreseeable future. Any gains on short sale transactions will generally be short-term, capital gains to a Fund. A Fund's ability to enter into short sale transactions will be limited by the requirement for qualification as a regulated investment company that less than 30% of a Fund's annual gross income be obtained from the sale or other disposition of securities held for less than three months. See "Dividends, Distributions and Taxes" in the Prospectus and herein.

REPURCHASE AGREEMENTS

          A Fund may enter into repurchase agreements with respect to U.S. Government Securities (as defined in the Prospectus). While the maturities of the underlying securities may exceed one year, the term of the repurchase agreement is always less than one year. Repurchase agreements often are for short periods such as one day or a week, but may be longer. In the event that a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. The Growth Fund, Small Company Value Fund, Fixed Income Fund and the Municipal Trust
Fund each may also enter into reverse repurchase agreements as described in the Prospectus.

RESTRICTED SECURITIES

          The Growth Fund, the Growth and Income Fund, the Fixed Income Fund and the Municipal Trust Fund may invest in restricted securities and all of the Funds may invest in other assets having no ready market if such purchases at the time thereof would not cause more than 10% (or 15% in the case of the Municipal Trust Fund) of the value of a Fund's net assets to be invested in not readily marketable assets. However, the Adviser presently intends that not more than 5% of the net assets of any Fund will be so invested. Additionally, the Small Company Value Fund and the Growth and Income Fund have made undertakings to certain states that would limit such investments in not readily marketable assets to no more than 5% of the value of each Fund's net assets. The Municipal Trust Fund has made undertakings to certain states that would limit to no more than 10% of its total assets its investment in restricted securities and to no more than 5% of its total assets its investment in equity securities which are not readily marketable. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, Winthrop may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time Winthrop may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, Winthrop might obtain a less favorable price than that which prevailed when it decided to sell. Securities salable without restriction among qualified institutional investors pursuant to rules (E.G., Rule 144A) promulgated under the Securities Act of 1933 are not considered to be subject to legal restrictions on transfer and may be considered liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Trustees will monitor their liquidity. Restricted securities will be valued in such manner as the Trustees of Winthrop in good faith deem appropriate to reflect their fair value.

STATE UNDERTAKINGS

          The Funds have also made undertakings to certain States which (a) limit investment in warrants to not more than 5% of the value of each Fund's net assets (only 2% of the value of each Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchange), (b) generally prohibit any investment in oil, gas and other mineral leases, and (c) prohibit purchases or sales of real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS

          The following fundamental investment restrictions are applicable to each of the Funds as indicated and may not be changed with respect to a Fund without the approval of a majority of the shareholders of that Fund, which means the affirmative vote of the holders of (a) 67% or more of the shares of that Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (b) more than 50% of the outstanding shares of that Fund, whichever is less. The following fundamental investment restrictions are in addition to those set forth in the Prospectus.

          A Fund may not:

     1. Purchase the securities of any one issuer other than the United States Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

     2. Invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries, and provided further, that there is no limitation for the Fixed Income Fund, the Municipal Trust Fund, the Small Company Value Fund or the Growth and Income Fund in respect of investments in U.S. Government Securities or, for the Fixed Income Fund, the Municipal Trust Fund and the Small Company Value Fund, in municipal bonds (including industrial development bonds). A Fund may be deemed to be concentrated to the extent that it invests more than 25% of its total assets in taxable municipal securities issued by a single issuer;
     3. Purchase securities on margin, but a Fund may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;
     4. Make loans of its assets to any person, except for (i) the purchase of publicly distributed debt securities, (ii) the purchase of non-publicly distributed securities subject to paragraph 7, (iii) the lending of portfolio securities, and (iv) the entering of repurchase agreements;
                                     - 24 -

     5. Borrow money except for (i) the short-term credits from banks referred to in paragraph 3 above and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including all amounts borrowed) less liabilities (not including all amounts borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made. This restriction and asset limitation on borrowing shall not prohibit the Funds from entering into reverse repurchase agreements;
     6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 and except, with respect to the Small Company Value Fund and the Growth and Income Fund, in connection with hedging transactions, short sales (against the box), when issued and forward commitment transactions and similar investment strategies;
     7. Act as an underwriter of securities of other issuers, except that a Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Funds or Winthrop might be deemed to be an underwriter for purposes of the Securities Act of 1933 and except, with respect to the Small Company Value Fund, to the extent that in connection with the disposition of portfolio securities such Fund may be deemed to be an underwriter;
     8. Invest more than 10%, or 15% in the case of the Municipal Trust Fund, of the value of its net assets in the aggregate in restricted securities or other instruments not having a ready market, including repurchase agreements not terminable within seven days; provided that the Small Company Value Fund will not invest in restricted securities. Securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("Rule 144A Securities") are not considered to be subject to legal restrictions on transfer and may be considered liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity. Restricted securities will be valued in such manner as the Trustees of Winthrop in good faith deem appropriate to reflect their value;
     9. With respect to the Growth Fund, the Fixed Income Fund, the Municipal Trust Fund and the Growth and Income Fund, invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause more than 10% of the value of the total assets of the Fund to be invested in the securities of such issuer or issuers;
     10. With respect to the Growth Fund, the Fixed Income Fund, the Municipal Trust Fund and the Growth and Income Fund, purchase or retain the securities of any issuer if, to the knowledge of Winthrop's management, those officers and Trustees of Winthrop and its Adviser who each own beneficially more than one-half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer;
     11. With respect to the Growth Fund, the Fixed Income Fund, the Municipal Trust Fund and the Growth and Income Fund, invest more than 5% of the value of its total assets at the time an investment is made in the non-convertible preferred stock of issuers whose non-convertible preferred stock is not readily marketable, subject to the limitation in paragraph 8;
     12. With respect to the Growth Fund, the Fixed Income Fund, the Municipal Trust Fund and the Growth and Income Fund, participate on a joint or joint and several basis in any securities trading account;

     13. Issue any senior security within the meaning of the Investment Company Act of 1940 (except to the extent that when-issued securities transactions, forward commitments, stand-by commitments or reverse repurchase agreements may be considered senior securities and except, with respect to the Small Company Value Fund and the Growth and Income Fund, that the hedging transactions in which such Funds may engage and similar investment strategies are not treated as senior securities);
     14. Invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein and, with respect to the Small Company Value Fund and the Growth and Income Fund, other than mortgage-backed securities and similar instruments), or commodities or commodity contracts except, with respect to the Small Company Value Fund, for hedging purposes;
     15. With respect to the Growth Fund, the Fixed Income Fund, the Municipal Trust Fund and the Growth and Income Fund, invest in the securities of other investment companies or investment trusts except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not in the open market, is part of a plan of merger, acquisition or transfer of assets, or consolidation and except, with respect to the Growth and Income Fund, for purchases of securities of money market funds;
     16. Invest in companies for the purpose of exercising control or management; or
     17. With respect to the Municipal Trust Fund, make short sales of securities.

          The Funds do not consider the segregation of assets in connection with any of their investment practices to be a mortgage, pledge or hypothecation of such assets.

          The following fundamental investment restrictions are applicable only to the Fixed Income Fund and may not be changed with respect to the Fixed Income Fund without the approval of the shareholders of the Fixed Income Fund (as described above).

          The Fixed Income Fund may not:

     1. Write, purchase or sell puts, calls, straddles or spreads, or combinations thereof;

          or

     2. Invest in oil, gas or other mineral exploration or development programs.

-------------------------------------------------------------------------------
                                    MANAGEMENT
-------------------------------------------------------------------------------


          The Trustees and principal officers of Winthrop, their ages and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each of such persons is 277 Park Avenue, New York, New York 10172. Those Trustees whose names are preceded by an asterisk are "interested persons" of Winthrop as defined by the Investment Company Act of 1940.

          *G. MOFFETT COCHRAN, 46, Chairman of the Board of Trustees and President of Winthrop, is President and Chief Executive Officer of the Adviser with which he has been associated since 1992. Prior to his association with Winthrop and the Adviser, Mr. Cochran was a Senior Vice President with Bessemer Trust Companies.

          *CARL B. MENGES, 66, Trustee of Winthrop, is Vice Chairman of Donaldson, Lufkin & Jenrette, Inc. with which he has been associated since prior to 1990.

          *JAMES A. ENGLE, 38, Vice President and Trustee of Winthrop, is a Managing Director and Chief Investment Officer of the Adviser with which he has been associated since prior to 1990.

          ROGER W. VOGEL, 39, is Vice President of Winthrop, and a Senior Vice President of the Adviser, positions he has held since July, 1993. Prior to his becoming associated with Winthrop and the Adviser, Mr. Vogel was a Vice President with Chemical Banking Corp.

          CATHY A. JAMESON, 42, Vice President of Winthrop, is a Senior Vice President of the Adviser with which she has been associated since prior to 1990.

          SAM M. D'AGOSTINO, 71, Vice President of Winthrop, is a Vice President and Mutual Fund Compliance Director of Alliance Capital Management Corporation, with which he has been associated since prior to 1990. His address is 1345 Avenue of the Americas, New York, New York 10105.

          MARTIN JAFFE, 50, Vice President, Treasurer and Secretary of Winthrop, is a Managing Director, Treasurer and Chief Operating Officer of the Adviser, with which he has been associated since prior to 1990.

          MARYBETH B. LEITHEAD, 33, Vice President of Winthrop, is also a Vice President of the Adviser, with which she has been associated since 1990.

          HUGH M. NEUBURGER, 53, Vice President of Winthrop, is a Senior Vice President of the Adviser, with which he has been associated since March, 1995. Prior to his association with Winthrop and the Adviser, Mr. Neuburger was the President of Hugh M. Neuburger, Inc., a consulting firm.

          ROBERT L. BAST, 71, Trustee of Winthrop, is Of Counsel to Reed Smith Shaw & McClay, with which he has been associated since prior to 1990. His address is 110 Spruce Lane, Ambler, PA 19002.

          JOHN J. HALSEY, 77, Trustee of Winthrop, is a private investor and retired Director of Management Sciences, General Foods

Corp. with which he had been associated since prior to 1990. His address is 9900 S. Oceanna Drive, Jensen Beach, FL 34957.

          STIG HOST, 70, Trustee of Winthrop, is Chairman of the Board of Kriti Exploration, Inc., Kriti Properties and Development Corp. and International Marine Sales, Inc., a Trustee of Alliance International Fund, Alliance Global Environmental Fund, Alliance New Europe Fund, Alliance All-Asia Investment Fund and Alliance Developing Markets Fund and a Director of Florida Fuels, Inc. His address is 103 Oneida Drive, Greenwich, CT 06830.

          PETER F. KROGH, 59, Trustee of Winthrop, Dean Emeritus and Distinguished Professor of International Affairs, School of Foreign Service, Georgetown University, Washington, D.C. since prior to 1987. He is moderator of "Great Decisions", a foreign affairs television series, author of numerous articles relating to international issues for professional publications and serves on the board of the Carlisle Companies and several world affairs organizations. His address is 3417 N. Street NW, Washington, DC 20007.

          DENNIS G. LITTLE, 61, Trustee of Winthrop, is the former Executive Vice President and Chief Financial Officer of Textron Inc. (conglomerate). His address is 28 Rumstick Drive, Barrington, RI 02806.

          WILLIAM H. MATHERS, 82, Trustee of Winthrop, Of Counsel to the law firm of Chadbourne & Parke, with which he had been associated since prior to 1990. His address is c/o Gordon Farm, RR #1-Box 83, Sutton, VT 05867.

          JAMES L. MCCABE, 53, Trustee of Winthrop, is President of McCabe Capital Managers, Ltd. (registered investment adviser) with which he has been associated since prior to 1990. His address is 101 Williamson Road, Bryn Mawr, PA 19010.

          JOHN J. SHEEHAN, 66, Trustee of Winthrop, consultant to Financial Data Processing with which he has been associated since prior to 1990. His address is 4 Bennington Place, Newton, PA 18940.

          WILLIAM C. SIMPSON, 77, Trustee of Winthrop, former President and Director of Royal Insurance Companies with which he has been associated since prior to 1990. His address is 123 Cove Neck Road, Oyster Bay, NY 11771.

          *STEPHEN K. WEST, 68, Trustee of Winthrop, is a partner of Sullivan & Cromwell, counsel to Winthrop, with which he has been associated since prior to 1990. His address is 42 Old Wood Road, Bernardsville, NJ 07924.

                               COMPENSATION TABLE

                                                                                         TOTAL
                                           PENSION OR                                 COMPENSATION
                                          RETIREMENT                                  FROM WINTHROP
                       AGGREGATE        BENEFITS ACCRUED       ESTIMATED ANNUAL          AND FUND
                      COMPENSATION         AS PART OF           BENEFITS UPON         COMPLEX PAID
NAME AND POSITION    FROM WINTHROP     WINTHROP EXPENSES         RETIREMENT           TO TRUSTEES
-----------------   --------------     ------------------      ----------------      --------------
Robert L. Bast           $3,600               None                   None                   $3,600
(Trustee)

John J. Halsey           $3,400               None                   None                   $3,400
(Trustee)

Stig Host                $5,800               None                   None                   $5,800
(Trustee)

Peter F. Krogh           $4,600               None                   None                   $4,600
(Trustee)

Dennis G. Little         $3,600               None                   None                   $3,600
(Trustee)

William H. Mathers       $5,800               None                   None                   $5,800
(Trustee)

James L. McCabe          $3,600               None                   None                   $3,600
(Trustee)

John J. Sheehan          $4,800               None                   None                   $4,800
(Trustee)

William C. Simpson       $3,600               None                   None                   $3,600
(Trustee)

Stephen K. West          $3,600               None                   None                   $3,600
(Trustee)


          The Trustees of Winthrop who are officers or employees of the Adviser or any of its affiliates receive no remuneration from Winthrop. Each of the Trustees who are not affiliated with the Adviser will be paid a $1,200 fee for each board meeting attended and $500 for each Audit Committee meeting attended. For the year ended October 31, 1996, such remuneration totalled $42,400. Messrs. Halsey, Host, Krogh, and Mathers are members of the Audit Committee. Messrs. Bast, Mathers and Cochran are members of the Dividend Committee whose function is to declare dividends on behalf of the Trustees. All of the Trustees who are not "interested persons" of Winthrop as defined by the Investment Company Act of 1940 are members of the Nominating Committee. Messrs. Host and Cochran are members of the Valuation Committee whose function is to value the securities of each Fund in emergency situations. Messrs. Bast, Halsey, Menges, McCabe, Sheehan, and West are former Directors of the Neuwirth Fund, Inc. Messrs. Engle, Little, Mathers, Menges, and Simpson are former Directors of the Pine Street Fund, Inc. The Neuwirth Fund, Inc. and the Pine Street Fund, Inc. were subject to a plan of reorganization and a transfer of assets and liabilities to the Small Company Value Fund and the Growth and Income Fund, respectively, two portfolios of the Winthrop Focus Funds on July 10, 1992.

          As of February 14, 1997 the Trustees and officers of Winthrop as a group owned beneficially 1.0% of the shares of the Small Company Value Fund, 1.9% of the shares of the Fixed Income Fund, and less than 1.0% of the shares of the Growth Fund, the Growth and Income Fund and the Municipal Trust Fund.

          To the best of the Fund's knowledge as of February 10, 1997, no shareholder owned 5% or more of the outstanding Class A or Class B shares of the Growth Fund, the Small Company Value Fund, or the Growth and Income Fund. The Adviser manages accounts over which it has discretionary power to vote or dispose of securities held in such accounts and which accounts hold in the aggregate, as of February 14, 1997, 1,553,948 shares (12.2%) of the Small

Company Value Fund 451,584 shares (7.9%) of the Fixed Income Fund, and 422,334 shares (11.0%) of the Municipal Trust Fund. Set forth below is certain information as to persons who owned 5% or more of a Fund's outstanding shares as of February 10, 1997:

                                                                                  NATURE OF
                             NAME AND ADDRESS               % OF CLASS            OWNERSHIP

Fixed Income Class B        Virginia Abrasives                     6.02%             Beneficial
                            Tools Inc
                            5022 N Lakes OR NW
                            Roanoke VA 24019


Municipal                   Robert Winthrop                        6.02%             Beneficial
Trust Class A               BC 238-707848
                            c/o Wood Struthers &
                            Winthrop
                            277 Park Ave, 24th Floor
                            New York, NY 10172

Municipal Trust             Donaldson Lufkin Jenrette              5.23%             Record*
Class A                     Securities Corporation, Inc.
                            P.O. Box 2052
                            Jersey City, NJ 07303

Municipal                   Trust Company of Louisiana            35.70%             Beneficial
Trust Class B               and Jon Babb
                            Trust Jasper L. Custer Trust
                            UA DTD 10/20/95
                            PO Drawer 1410
                            Ruston, LA  71273-1410

Municipal                   Donaldson Lufkin Jenrette             17.52%             Record*
Trust Class B               Securities Corporation Inc.
                            P.O. Box 2052
                            Jersey City, NJ  07303

Municipal                   Donaldson Lufkin Jenrette             13.35%             Record*
Trust Class B               Securities Corporation  Inc.
                            P.O. Box 2052
                            Jersey City, NJ  07303

Municipal Trust             Donaldson Lufkin Jenrette             11.23%             Record*
Class B                     Securities Corporation  Inc.
                            P.O. Box 2052
                            Jersey City, NJ  07303


------------------
*  Such Recordholder disclaims beneficial ownership.

ADVISER

          Wood, Struthers & Winthrop Management Corp., a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an Investment Advisory Agreement as Winthrop's investment adviser (see "Management" in the

Prospectus). The Adviser was established in 1871, as a private concern to manage money for the Winthrop family of Boston.

          The Adviser is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ Securities" or the "Distributor"), the distributor of the Funds' shares, which is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc., which is in turn an independently operated, indirect subsidiary of The Equitable Companies, Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. The Adviser along with its affiliates are an integral part of the DLJ Securities family, and as one of the oldest money management firms in the country, they maintain a tradition of personalized service and performance.

          As of September 10, 1996, AXA owned [       ] of the outstanding
shares of the common stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies.
AXA's insurance operations are comprised of activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities in France, the United States, the United Kingdom, Canada and other countries, principally in Europe. AXA is also engaged in asset management, investment banking and brokerage, real estate and other financial services activities in the United States and Europe. Based on information provided by AXA, on September 10, 1996, 35.6% of the issued ordinary shares (representing 48.6% of the voting power) of AXA were directly or indirectly owned by Finaxa, a French holding company ("Finaxa"). Such percentage of interest includes the interest of Colisee Vendome, a wholly-owned subsidiary of Finaxa, which owned 5.3% of the issued ordinary shares (representing 4.3% of the voting power) of AXA and the interest of les Ateliers de construction du Nord de la France- ANF ("ANF"), a 95.4% owned subsidiary of Finaxa, which owned 0.3% of the issued ordinary shares (representing 0.4% of the voting power) of AXA. As of September 10, 1996, 61.3% of the issued ordinary shares (representing 73.5% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.8% of the issued ordinary shares (representing 40.6% of the voting power) and 23.7% of the issued ordinary shares (representing 15.0% of the voting power) of Finaxa were owned by Banque Paribas, a French bank ("Paribas"). Including the ordinary shares owned by Finaxa and its subsidiaries on September 10, 1996, the Mutuelles AXA directly and indirectly owned 41.3% of the issued ordinary shares of AXA (representing 56.3% of the voting power). Acting as a group, the Mutuelles AXA will continue to control AXA and Finaxa. The address of Donaldson, Lufkin & Jenrette, Inc. is 277 Park Avenue, New York, New York 10172. The address of ECI is 787 Seventh Avenue, New York New York 10019.

          The Investment Advisory Agreement became effective on July 22, 1992. The Investment Advisory Agreement replaced an earlier, substantially identical agreement (the "First Advisory Agreement") that terminated because of its technical assignment as a result of AXA's acquisition of control over ECI. In anticipation of the assignment of the First Advisory Agreement, on February 12, 1992, the
Trustees approved the Investment Advisory Agreement and on June 15, 1992, a majority of the outstanding voting securities of Winthrop approved the Investment Advisory Agreement. The Investment Advisory Agreement was approved with respect to the Municipal Trust Fund by the Trustees on June 16, 1993 and by the then sole shareholder, the Adviser, on July 26, 1993 and became effective with respect to the Municipal Trust Fund on the same date. The Investment Advisory Agreement continues in force for successive twelve month periods computed from the first day of each fiscal year of Winthrop provided that such continuation is specifically approved at least annually by a majority vote of the Trustees who neither are interested persons of Winthrop nor have any direct or indirect financial interest in the Investment Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was continued until October 31, 1997 at a meeting of the Trustees on October 24, 1996.

          Under the Investment Advisory Agreement, Winthrop has agreed to change its name to one that does not suggest an affiliation with the Adviser in the event the Adviser ceases to act as Winthrop's investment adviser. Pursuant to the terms of the Investment Advisory Agreement, the Adviser may retain, at its own expense, a sub-adviser to assist in the performance of its services to Winthrop, although such an arrangement is not currently contemplated.

          Certain other clients of the Adviser may have investment objectives and policies similar to those of Winthrop. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with Winthrop. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of the securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including Winthrop. When two or more of the clients of the Adviser (including Winthrop) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

          For the fiscal years ending October 31, 1996, 1995 and 1994 the Growth Fund paid the Adviser fees of $476,341, $395,327 and $387,752, respectively; the Small Company Value Fund paid the Adviser fees of $1,774,607, $1,432,939 and $965,285, respectively; the Fixed Income Fund paid the Adviser fees of $360,520, $281,997 and $240,985, respectively; the Growth and Income Fund paid the Adviser fees of $714,397, $556,556 and $434,475, respectively; and the Municipal Trust Fund paid the Adviser fees of $242,321 $224,300, and $219,851, respectively. As disclosed in the Prospectus, during the fiscal year ended October 31, 1996, the Adviser reimbursed the Fixed Income Fund $198,923 and the Municipal Trust Fund $249,651, for operating expenses.

-------------------------------------------------------------------------------
                                EXPENSES OF WINTHROP
-------------------------------------------------------------------------------

DISTRIBUTION PLANS

          Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act of 1940, Winthrop has adopted a Distribution Agreement (the "Distribution Agreement") and 12b-1 Plans for each class of shares of each Fund to permit Winthrop to compensate the Distributor for activities associated with the distribution of shares.

          Pursuant to the Distribution Agreement and the 12b-1 Plans, the officers, Adviser or Distributor of Winthrop reports the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made to the Trustees of Winthrop on a quarterly basis. Also, the 12b-1 Plans provide that the selection and nomination of disinterested Trustees (as defined in the Investment Company of Act of 1940) are committed to the discretion of the disinterested Trustees then in office. The Distribution Agreement and 12b-1 Plans may be continued annually if approved by a majority vote of the Trustees, including a majority of the Trustees who neither are interested persons of Winthrop nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1 Plans or in any other agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement and 12b-1 Plans were initially approved by the Trustees, including a majority of the disinterested Trustees, on October 19, 1995. The Class A

12b-1 Plans were approved by shareholders at a special meeting on February 7, 1996. The Class B 12b-1 Plans were approved by the sole Class B shareholder of each Fund on February 27, 1996. The 12b-1 Plans were last approved by the Board of Trustees on October 24, 1996. Prior to February 28, 1996, the Funds operated under 12b-1 Plans pursuant to which each Fund reimbursed the Distributor up to .50 of 1% of the average daily net assets of such Fund. As approved, the Class A Plans provide that: (i) an asset based sales charge of
 .05 of 1% per year and (ii) a service fee of .25 of 1% per year, in each case, of the average daily net assets of the Class A shares of the Fund may be paid as compensation to the Distributor for its services. The Class B Plans provide that: (i) an asset based sales charge of .75 of 1% per year and
(ii) a service fee of .25 of 1% per year, in each case, of the average daily net assets of the Class B shares of the Fund may be paid as compensation to the Distributor for its services.

          All material amendments to the 12b-1 Plans must be approved by a vote of the Trustees, including a majority of the Trustees who neither are interested persons of Winthrop nor have any direct or indirect financial interest in the 12b-1 Plans or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. In addition to such Trustee approval, the 12b-1 Plans may not be amended in order to increase materially the costs which the Funds may bear pursuant to the 12b-1 Plans without the approval of a majority of the outstanding shares of each class of shares of each Fund, voting separately. The 12b-1

Plans may be terminated without penalty at any time by a majority vote of the disinterested Trustees, by a majority vote of the outstanding shares of each class of shares of each Fund, voting separately or by the Adviser. Any agreement related to the 12b-1 Plans may be terminated at any time, without payment of any penalty, by a majority vote of the independent Trustees or by majority vote of the outstanding shares of each class of shares of each Fund, voting separately and will terminate automatically in the event of assignment.

          The 12b-1 Plans require that the Board of Trustees shall review at least quarterly a written report of the payments made pursuant to each Plan and the purpose for which such payments were made. For the year ended October 31, 1996, distribution fees paid or payable with respect to Class A shares and Class B shares for each fund were as follows:



Fund                          Class A Shares           Class B Shares
--------------------------------------------------------------------------------
Growth Fund                    $225,915                   $ 9,651
Fixed Income Fund               208,372                     6,565
Small Company Value Fund        802,958                    22,502
Growth and Income Fund          372,389                    21,572
Municipal Trust Fund            141,896                     1,775

Distribution fees paid were used to compensate broker-dealers and other persons for providing distribution assistance.

-----------------------------------------------------------------------------
                 PURCHASES, REDEMPTIONS, EXCHANGES AND

                      SYSTEMATIC WITHDRAWAL PLAN
-----------------------------------------------------------------------------

          The following information supplements that set forth in Winthrop's Prospectus under the heading "Purchases, Redemptions and Shareholder Services".

PURCHASES

          Shares of the Funds are offered at the respective net asset value per share next determined following receipt of a purchase order in proper form by Winthrop or by the Distributor plus, in the case of Class A shares of each Fund, an initial sales charge imposed at the time of purchase or, in the case of Class B Shares of each Fund, subject to a contingent deferred sales charge upon redemption. The Funds calculate net asset value per share as of the close of the regular session of the New York Stock Exchange, which is generally 4:00 p.m. New York City time on each day that trading is conducted on the New York Stock Exchange.

          Orders for the purchase of shares of a Fund become effective at the next transaction time after Federal funds or bank wire monies become available to Citibank, N.A. ("Citibank") for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at Citibank by bank wire. Investors should note that their banks may impose a charge for this service. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

          All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value and with respect to Class A shares, less any applicable sales charge. To avoid unnecessary expense to Winthrop and to facilitate the immediate redemption of shares, share certificates are not issued except upon the written request of a shareholder and payment of a fee in the amount of $50 for such share issuance. Winthrop retains the rights to waive such fee in their sole discretion. Certificates are not issued for fractional shares.

REDEMPTIONS

          Payment of the redemption price may be made either in cash or in portfolio securities (selected in the discretion of the Trustees and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that economic conditions exist which would make such a practice detrimental to the best interest of Winthrop. Winthrop has filed a formal election with the Securities and Exchange

Commission pursuant to which Winthrop will only effect a redemption in portfolio securities where the particular shareholder of record is redeeming more than $250,000 or 1% of Winthrop's total net assets, whichever is less, during any 90 day period. In the opinion of Winthrop's management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities would be made. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. See the Prospectus for a description of the contingent deferred sales charge which may be applicable to certain redemptions.

          To redeem shares represented by share certificates, investors should forward the appropriate share certificates, endorsed in blank or with blank stock powers attached, to Winthrop with the request that the shares represented thereby or a specified portfolio thereof be redeemed at the next determined net asset value per share. The share assignment form on the reverse side of each share certificate surrendered to Winthrop for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, in the alternative, a stock power signed in the same manner may be attached to the share certificate or certificates, or, where tender is made by mail, separately mailed to Winthrop. The signature or signatures on the assignment form must be guaranteed in the manner described below.

          If the total value of the shares being redeemed exceeds $50,000 (before deducting any applicable contingent deferred sales charge) or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

          The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.

EXCHANGES

          Shares of one class of a Fund may be exchanged by mail or telephone for shares of the same class of another Fund or for shares of the Winthrop Opportunity Funds, another investment company managed by the Adviser and an affiliate of the Advisor which is currently comprised of four portfolios, the Winthrop Developing Markets Fund and the Winthrop
International Equity Fund (the "Opportunity Equity Funds") and the Winthrop Municipal Money Fund and Winthrop U.S. Government Money Fund (the
"Opportunity Money Funds"). Shares exchanged from a Fund must be exchanged for the same class of shares of the Opportunity Equity Funds. Each Opportunity Equity Fund portfolio offers two classes of shares: Class A shares which are sold with a front-end sales charge of up to 5.75% and a 12b-1 fee of .25% annually and Class B shares which are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and a 12b-1 fee of 1% annually. Each Opportunity Money Fund Portfolio currently offers only one class of shares.

          Class A shares subject to a contingent deferred sales charge as described in the Prospectus and Class B shares which are exchanged for shares of the Winthrop Opportunity Funds will continue to be subject to the same contingent deferred sales charge at the same rate and for the same period of time as they were prior to exchange. The Telephone Exchange Privilege will be offered automatically unless a shareholder declines such option on the Share Purchase Application found in the Funds' Prospectus, or by writing to the Funds' Transfer Agent, FPS Services, Inc., P.O. Box 61503 (3200 Horizon Drive), King of Prussia, PA 19406-0903, Attn.: Winthrop Mutual Funds.

          In the case of each of the Winthrop Opportunity Funds, the exchange privilege is available only in those jurisdictions where shares of the relevant Fund may be legally sold. Prospectuses for the Winthrop Opportunity Funds may be obtained from Winthrop at the address or telephone number listed on the cover page of the Prospectus. An exchange is effected on the basis of each Fund's relative net asset value per share next computed following receipt of an order for such exchange from the shareholder. In addition, the exchange privilege is available only when payment for the shares to be redeemed has been made and the shares exchanged are held by the Transfer Agent or Distributor.

          Only those shareholders who have had shares in a Fund for at least seven days may exchange all or part of those shares for shares of another Fund or one of the Winthrop Opportunity Funds and no partial exchange may be made if, as a result, the shareholders' interest in a Fund would be reduced to less than $250. The minimum initial exchange into another Fund is $250.

          All exchanges into the Winthrop Opportunity Funds are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the relevant Winthrop Opportunity Fund whose shares are being acquired. If for these or other reasons the exchange cannot be effected, the shareholder will be so notified.

          A shareholder of Winthrop who has exchanged shares for shares of the Winthrop Opportunity Funds will have all of the rights and privileges of a shareholder of the relevant Winthrop Opportunity Fund.

          The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The exchange privilege is not meant to afford shareholders an investment vehicle to play short term swings in the stock market by engaging in frequent transactions in and out of the Funds or the Winthrop Opportunity Funds. Shareholders who engage in such frequent transactions may be prohibited from or restricted in placing future exchange orders.

SYSTEMATIC WITHDRAWAL PLANS

          Shares of Winthrop owned by a participant in Winthrop's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments. A contingent deferred sales charge which would otherwise be imposed will be waived in connection with redemptions made pursuant to Winthrop's systematic withdrawal plan up to 1% monthly or 3% quarterly of an account's total purchase payments (excluding dividend reinvestments) not to exceed 10% of total purchase payments over any 12 month rolling period; however, the contingent deferred sales charge will not be waived for systematic withdrawals elected on a semi-annual or annual basis. See the Prospectus for a description of the contingent deferred sales charge.

The systematic withdrawal plan may be terminated at any time by the shareholder or Winthrop.

          Redemption of shares for withdrawal purposes may reduce or even liquidate an account. While an occasional lump sum investment may be made by a shareholder who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000 whichever is less.

-------------------------------------------------------------------------------
                                 NET ASSET VALUE
-------------------------------------------------------------------------------

          Net asset value per share is computed each Fund Business Day in accordance with Winthrop's Agreement and Declaration of Trust and By-Laws. For this purpose, a Fund Business Day is any day on which the New York Stock Exchange is open for business, typically, Monday through Friday exclusive of New Year's Day, Washington's Birthday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

          The Funds have one transaction time each Fund Business Day, which is as of the close of the regular session of the New York Stock Exchange, generally 4:00 p.m. New York City time.

The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

          The net asset value is calculated separately for each class. Although the legal rights of each class of shares are substantially identical, the different expenses attributable to each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution services fee imposed on Class B shares. It is expected that the net asset value of Class A shares and Class B shares will tend to equate immediately after the recording of dividends, if any, which will differ by approximately the amount of any accrued distribution services fee.

          For purposes of the computation of net asset value, each of the Funds value securities held in their respective portfolios as follows: readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, unless it is determined that such mean does not reasonably reflect true market value, in which case such value shall be taken at such amount as shall be deemed reasonable by Trustees of Winthrop but not less than said bid price nor more than said asked price. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Trustees of Winthrop shall determine in good faith to reflect its fair value.

          Readily marketable securities, including certain options, not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automatic Quotations, Inc. ("NASDAQ") National Market System (the "System") are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

          Readily marketable securities, including certain options traded only in the over-the-counter market and listed securities whose primary market is believed by the Adviser to be over-the-counter (excluding those admitted to trading on the System) are valued at the mean of the current bid and asked prices as reported by NASDAQ, or in the case of securities not quoted by NASDAQ, the National Quotation Bureau, Inc. or such other comparable sources as the Trustees of the Fund deem appropriate to reflect their fair market value. However, fixed-income securities (except short-term securities) may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The money market securities in which each Fund invests are traded primarily in the over-the-counter market and are valued at the mean between most recent bid and asked prices as obtained from dealers that make markets in such securities, except for securities having 60 days or less remaining until maturity which are stated at amortized cost. Portfolio securities underlying listed call options will be valued at their market price and reflected in net assets accordingly. Premiums received on call options written by the Fund will be included in the liability section of the Statement of Assets and Liabilities as a deferred credit and subsequently adjusted (marked-to-market) to the current market value of the option written. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of Winthrop.

-------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

          Each of the Funds has qualified and intends to qualify in the future as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund will not be subject to federal income taxes if at least 90% of its net investment income and net short-term capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. However, a Fund will be subject to tax on its income and gains to the extent that it does not distribute to its shareholders an amount equal to such income and gains. In addition, a Fund will be subject to a nondeductible 4% excise tax to the extent that it does not make distributions to its shareholders on a basis such that they are taxed to shareholders in the same year in which the related income or gain was realized by such Fund. To the extent possible, each Fund intends to make such distribution as may be necessary to avoid this excise tax.

          A Fund normally will distribute substantially all of its net investment income and net capital gain, if any, to shareholders in the form of dividends to be paid from time to time. Any dividends or distributions paid shortly after the purchase of shares by an investor may have the effect of reducing the per share value of the shares owned by the investor by the per share amount of the dividends or distributions. Furthermore, such dividends and distributions, although in effect a return of capital, are subject to income taxes.

          In the event that total distributions (including distributed or designated net capital gain) of a Fund for a taxable year exceed its investment company taxable income and net capital gain, a portion of each distribution generally will be treated as a return of capital. Distributions treated as a return of capital reduce a shareholder's basis in its shares and could result in a capital gain tax either when a distribution is in excess of basis or, more likely, when a shareholder redeems shares.

          Shareholders will be notified annually by the Funds as to the Federal tax status of dividends and distributions paid during the calendar year. Dividends and distributions may also be subject to state and local taxes. State and local tax treatment may vary according to applicable laws.

          Each Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of a Fund's gross income be obtained from the disposition of securities held for less than three months. Each fund is required to withhold and remit to the U.S. Treasury 31% of the dividends or proceeds of any redemptions or exchanges of shares with respect to any shareholder who fails to furnish Winthrop with a correct taxpayer identification number, who has been notified by the U.S. Treasury that he or she has under reported dividend or interest income or who fails to certify to Winthrop that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.

          Dividends distributed by a Fund will be eligible for the dividends-received deduction available to corporate shareholders only to the extent of the portion of the Fund's gross income which consists of dividends received on equity securities issued by domestic corporations with respect to which such Fund meets the same holding period, risk of loss, and borrowing limitations applicable to the Fund's shareholders. Section 246 of the Code generally permits the dividends-received deduction to corporate shareholders only if the shares with respect to which the dividends were paid have been held for more than 45 days. If the holding period is not satisfied, the dividends-received deduction is disallowed, regardless of whether the shares with respect to which the dividends were paid have been sold or otherwise disposed of. The holding period requirements are separately applicable to each block of shares acquired, including each block of shares received in payment of the Fund's dividends. The Internal Revenue Service ("IRS") has specific regulations governing the identification of shares to be redeemed by a shareholder that wishes to redeem some, but not all, of its shares. For purposes of determining whether this holding period requirement has been met, the day of acquisition and any day after the first 45 days after the date on which such shares become ex-dividend must be disregarded. In addition, the holding period is suspended during periods in which the stock is subject to diminished risk of loss including, for example, because the holder has acquired a put option or sold a call option (other than certain covered call options where the exercise price is not substantially below the selling price) or otherwise hedged his position.

          Under proposed legislation, a corporate shareholder would not be entitled to a dividends-received deduction for dividends paid after January 31, 1996 unless the 45 day holding period were satisfied over a period immediately before or immediately after the shareholder became entitled to receive the dividend. Another proposal would reduce the dividends-received deduction to 50%. Although not yet enacted, it is possible these, or similar proposals may be resubmitted as proposed legislation in the future.

          The dividends-received deduction will also be reduced, for shareholders who incur indebtedness in order to purchase shares, by the percentage of the cost of such shares that is debt-financed. Generally, this limitation applies only if the debt is directly attributable to the purchase of shares and depends on the particular facts and circumstances of each situation and accordingly shareholders are urged to consult their tax advisers.

          Under section 1059 of the Code, a corporation which receives an "extraordinary dividend" and disposes of the stock with respect to which such dividend was paid is required to reduce its basis in such stock (but not below zero) by the amount of the dividend which was not taxed because of the dividends-received deduction, with such basis reduction generally being treated as having occurred immediately before the sale or disposition of such stock unless such stock has not been held for at least two years prior to the date of declaration, announcement or agreement about the extraordinary dividend. To the extent such untaxed amount exceeds the shareholder's basis, such excess will be taxed as gain upon sale or disposition of such stock. An extraordinary dividend generally is any dividend that equals or exceeds 10% of the shareholder's basis in the stock (5% in the case of preferred stock). For this purpose, generally, all dividends having ex-dividend dates within any 85-day period and, if such dividends total more than 20% of the shareholder's basis in its stock, all dividends having ex-dividend dates within one year, must be aggregated. The shareholder may elect to determine the status of extraordinary dividends by reference to the fair market value of the stock as of the date before the ex-dividend date, rather than by reference to the adjusted basis of such stock (provided the shareholder establishes the fair market value to the satisfaction of the Commissioner of the IRS). In determining whether the above mentioned two-year holding period has been met, the same rules apply as are applicable to the 45-day holding period requirement for the dividends-received deduction.

          Each Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of a 4% Federal excise tax. To do so, each Fund expects to distribute during the calendar year an amount at least equal to the sum of (i) 98% of its calendar year net investment income, (ii) 98% of its capital gain net income (the excess of short and long-term capital gain over short and long-term capital loss) for each one-year period ending October 31, and (iii) 100% of any undistributed net investment income or capital gain from the prior year which has not been distributed by such Fund. Dividends declared in October, November, or December and made payable to shareholders of record in such a month would be deemed paid by the

Fund and taxable to its shareholders on December 31 of such year provided that such dividends are actually paid during or before January of the following year. A Fund may make a deemed distribution with respect to its net capital gain by paying the tax with respect to the net capital gain and then designating, but not distributing, all or a portion of such gain as a capital gain dividend. Such Fund's shareholders will treat such designated amounts as net capital gain on their income tax returns, but they will receive a credit or refund equal to Federal income taxes paid by such Fund with respect to such capital gains. In addition, shareholders will increase their basis in the Fund's shares by 65% of the amount subject to tax. If a capital gain dividend is paid with respect to any shares of a Fund which are sold at a loss after being held for less than six months, any loss realized upon the sale of such shares will be treated as long-term capital loss to the extent of such capital gain dividend. There are special rules for determining holding periods for the purpose of the preceding sentence.

          Some of the investment practices of the Growth Fund, Small Company Value Fund and the Growth and Income Fund are subject to special provisions that, among other things, may defer the use of certain losses of such Funds and affect the holding period of the securities held by the Funds and the character of the gains or losses realized. These provisions may also require the Growth Fund, the Small Company Value Fund and the Growth and Income Fund to mark to market some of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

          Dividend and interest income from non-U.S. equity and debt securities may be subject to a withholding tax imposed by the country in which the issuer is located. Each Fund expects to claim a deduction or foreign tax credit with respect to any such withholding tax, to the extent allowable under the Code, regulations thereunder, or an applicable treaty. Since Winthrop's investment policies would preclude it from investing more than 50% of the value of the total assets of any Fund in non-U.S. equity and debt securities, shareholders are not expected to be eligible for a pass-through of the credit for foreign taxes paid.

          For shareholders' Federal income tax purposes, distributions to shareholders out of tax-exempt interest income (less expenses applicable thereto) earned by the Municipal Trust Fund are not subject to Federal income tax if, at the close of each quarter of the Municipal Trust Fund's taxable year, at least 50% of the value of the Municipal Trust Fund's total assets consists of tax-exempt obligations. The Municipal Trust Fund intends to meet this requirement. However, under current tax law, some individuals and corporations may be subject to an alternative minimum tax (the "AMT") with respect to their receipt of certain distributions of tax-exempt interest income from the Municipal Trust Fund. Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since the Municipal Trust Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Long-term capital gains, if any, distributed by the Municipal Trust Fund to a shareholder are taxable to the shareholder as long-term capital gain, regardless of the length of time he may have held his Municipal Trust Fund's shares.

          The foregoing discussion is a general summary of certain current federal income tax laws regarding the Funds and relates solely to the application of that law to (i) citizens or residents of the United States,
(ii) domestic corporations or partnerships, or (iii) entities otherwise subject to U.S. taxation on a net income basis. The discussion does not purport to deal with all of the Federal income tax consequences applicable to the Funds, or to all categories of investors, some of whom may be subject to special rules. Each prospective and current shareholder should consult with his or her own professional tax adviser regarding federal, state and local tax consequences of ownership of shares of the Funds.

-------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------


          Subject to the general supervision of the Board of Trustees of Winthrop, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for Winthrop. Portfolio transactions for the Municipal Trust Fund and the Fixed Income Fund occur primarily with issuers, underwriters or major dealers acting as principals, while transactions for the Growth Fund, the Small Company Value Fund and the Growth and Income Fund are normally effected by brokers.

          Winthrop has no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing orders, it is the policy of Winthrop to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one broker or dealer, the Adviser may, in its discretion, purchase and sell securities through brokers and dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts, and accordingly, not all such services may be used by the Adviser in connection with Winthrop. If Winthrop determines in good faith that the amount of transaction costs charged by a broker or dealer is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker or dealer, Winthrop may utilize such broker or dealer although the transaction costs of another broker or dealer are lower. The supplemental information received from a broker or dealer is in addition to the services required to be performed by the Adviser under the Investment Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

          Neither Winthrop nor the Adviser has entered into agreements or understandings with any broker or dealer regarding the placement of securities transactions. Because of research or information to the Adviser for use in rendering investment advice to Winthrop, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to Winthrop. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

          The investment information provided to the Adviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which Winthrop effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be utilized by the Adviser in connection with Winthrop.

          The Growth Fund, the Small Company Value Fund and the Growth and Income Fund may deal in some instances in equity securities which are not listed on a national securities exchange but are traded in the over-the-counter market. In addition, most transactions for the Municipal Trust Fund and the Fixed Income Fund are executed in the over-the-counter market. Where transactions are executed in the over-the-counter market, Winthrop seeks to deal with the primary market-makers; but when necessary in order to obtain the best price and execution, it utilizes the services of others. In all cases, Winthrop will attempt to negotiate best execution.

          Winthrop may from time to time place orders for the purchase or sale of securities (including listed call options) with DLJ Securities, Winthrop's Distributor, or other affiliates in accordance with the provisions of
Section 11(a) of the Securities Exchange Act of 1934 referred to below. With respect to orders placed with DLJ Securities for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the Investment Company Act of 1940 and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as Winthrop), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

          Pursuant to Section 11(a) of the Securities Exchange Act of 1934, DLJ Securities and its affiliates are restricted as to the nature and extent of the brokerage services they may perform for Winthrop. The Securities and Exchange Commission has adopted rules under Section 11(a) which permit an investment adviser to a registered investment company, or the adviser's affiliates, to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions.

          To the extent permitted by such rule, DLJ Securities and its affiliates may receive compensation relating to transactions in portfolio securities of Winthrop provided that Winthrop enters into a written agreement, as required by such rules, with that firm authorizing it to retain compensation for such services. The Trustees of Winthrop have granted authorization conforming to the requirements of Section 11(a) to the Adviser to effect transactions in portfolio securities of Winthrop through its affiliates, DLJ Securities and Autranet, Inc.

          The Growth Fund incurred brokerage commissions of $53,166, $124,640 and $87,799 during its fiscal years ended October 31, 1994, 1995 and 1996 of which $12,491, $20,641, and $427, respectively, or approximately 23.5%, $16.6% and .5%, respectively, was paid to Autranet, Inc. In the fiscal year ended October 31, 1996, the Growth Fund effected .8% of the aggregate dollar amount of transactions involving the payment of commissions through Autranet, Inc. In addition, of the brokerage commissions incurred in 1995 and 1996, $63,217 and $49,673, respectively, or approximately 50.7% and 56.6%, respectively, was paid to Donaldson, Lufkin & Jenrette Securities Corporation which accounted for 59.1% and 64.4%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions.

          For the fiscal years ended October 31, 1996, 1995 and 1994, the Small Company Value Fund incurred brokerage commissions of $323,577, $248,826, and $216,506 respectively, of which $45,893, $31,035, and $28,518 or approximately 14.2%, 12.5% and 13.2%, respectively, was paid to Autranet, Inc. In the fiscal year ended October 31, 1996, the Small Company Value Fund effected 13.3% of the aggregate dollar amount of transactions involving the payment of commissions through Autranet, Inc.

          For the fiscal years ended October 31, 1996, 1995 and 1994, the Growth and Income Fund incurred brokerage commissions of $110,073, $85,577, and $47,707, respectively, of which $26,317, $33,120, and $13,152, or approximately 23.9%, 38.7% and 27.6%, respectively, was paid to Autranet, Inc. In the fiscal year ended October 31, 1996, the Growth and Income Fund effected 22.8% of the aggregate dollar amount of transactions involving the payment of commissions through Autranet, Inc.

------------------------------------------------------------------------------
                               PERFORMANCE INFORMATION
-------------------------------------------------------------------------------


          Presented below is certain performance information with respect to an investment in Class A shares and Class B shares of beneficial interest of the Funds. Prior to February 28, 1996, Class A shares were not offered. Accordingly, the information presented below with respect to Class A shares has been obtained from the financial statements for the Funds' prior fiscal years.

COMPUTATION OF WINTHROP'S AVERAGE ANNUAL TOTAL RETURN

          The average annual total return of Class A shares for the one and five year periods ended October 31, 1996 was 14.60% and 9.90% for the Growth Fund and (.62)% and 5.65% for the Fixed Income Fund, respectively. The average annual total return for the period December 15, 1986 (commencement of operations) through October 31, 1996 was 9.39% and 7.04% for the Growth Fund and Fixed Income Fund, respectively. The average annual total return of Class A shares for the one, five and ten year periods ended October 31, 1996 for the Small Company Value Fund (which was previously named the Agressive Growth Fund and which includes its predecessor, the Neuwirth Fund, Inc.) and the Growth and Income Fund (which includes its predecessor, the Pine Street Fund, Inc.) was 8.40%, 13.77% and 11.66% for the Small Company Value Fund and 16.77%, 12.18% and 10.53% for the Growth and Income Fund. The average annual total return of Class A shares for the one year period ended October 31, 1996 for the Municipal Trust Fund was (1.10)% and 2.49% for the period July 28, 1993 (commencement of operations) through October 31, 1996. The average annual total return for Class B shares for the period February 28, 1996 (commencement of offering of Class B shares) to October 31, 1996 was 2.40%, (1.77)%, 1.28%, 3.67% and (2.58)% for the Growth Fund, the Fixed
Income Fund, the Small Company Value Fund, the Growth and Income Fund and the Municipal Trust Fund, respectively. These amounts were computed by assuming a hypothetical initial investment of $1,000. It was then assumed that all of the dividends and distributions by each of the Funds over the relevant time periods were reinvested. It was then assumed that with respect to Class A shares, the maximum initial sales charge of 4.75% was deducted at the time of investment and, with respect to Class B shares, at the end of these periods, the entire amount was redeemed and the appropriate sales load, if any, was deducted. With respect to the Class B Shares, for the period
February 28, 1996 (commencement of offering of Class B Shares) to October 31, 1996, the applicable deferred sales load charged was 4% for each of the Growth Fund, Fixed Income Fund, Small Company Value Fund, the Growth and
Income Fund and the Municipal Trust Fund. The average annual total return was then calculated by using the annual rate required for the initial payment to grow to the amount which would have been received upon redemption

(i.e., the average annual compounded rate of return). The results shown should not be considered an indication of future performance from an investment in the Winthrop Fund today.

COMPUTATION OF THE FIXED INCOME FUND'S AND MUNICIPAL TRUST FUND'S 30-DAY YIELD QUOTATION

          The 30-day yield for each of the Fixed Income Fund and the Municipal Trust Fund for the period ended October 31, 1996 was with respect to Class A shares, 5.43% and 4.46%, respectively and, with respect to Class B shares, 4.99% and 3.97%, respectively. The Fund's yield is based on a 30-day period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                                          6
                     YIELD = 2[(a-b/cd+1)  -1]

Where:         a =  dividends and interest earned during the period.
               b =  expenses accrued for the period (net of reimbursements).
               c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.
               d  = the maximum offering price per share on the last day of the period.

-------------------------------------------------------------------------------
                                 GENERAL INFORMATION
-------------------------------------------------------------------------------

ORGANIZATION AND CAPITALIZATION

          The Trust was formed on November 26, 1985 as a "business trust" under the laws of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a business trust, unlike shareholders of a corporation, could be held personally liable as partners for the obligations of the trust under certain circumstances. The Amended and Restated Agreement and Declaration of Trust, however, provides that shareholders of Winthrop shall not be subject to any personal liability for the acts or obligations of Winthrop and that every written obligation, contract, instrument or undertaking made by Winthrop shall contain a provision to that effect. Upon payment of any liability, the shareholder will be entitled to reimbursement from the general assets of the appropriate Fund. The Trustees intend to conduct the operation of Winthrop, with the advice of counsel, in such a way as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of Winthrop.

          The Amended and Restated Agreement and Declaration of Trust further provide that no Trustee, officer, employee or agent of Winthrop is liable to Winthrop or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of Winthrop, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties. It also provides that all third parties shall look solely to the property of Winthrop or the property of the appropriate Fund for satisfaction of claims arising in connection with the affairs of Winthrop or of the particular Fund, respectively. With the exceptions stated, the Amended and Restated Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of Winthrop against all liability in connection with the affairs of Winthrop.

          All shares of Winthrop when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series or classes without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Funds with different investment objectives, policies or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series or classes would be governed by the Investment Company Act of 1940 and the laws of The Commonwealth of Massachusetts.

COUNSEL AND AUDITORS

          Sullivan & Cromwell, 125 Broad Street, New York, New York 10004, serves as legal counsel for Winthrop.

          Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, have been appointed as independent auditors for Winthrop.

ADDITIONAL INFORMATION

          This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by Winthrop with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP GROWTH FUND
COMMON STOCKS--97.0%

BASIC MATERIALS--4.8%                            SHARES         VALUE
                                               -----------   ------------
CHEMICALS-3.0%
Dow Chemical Co..............................       21,600   $  1,679,400
  Chemicals, metals, plastics, packaging
Morton International, Inc....................       11,000        433,125
                                                             ------------
  Specialty chemicals, salt, airbags
                                                                2,112,525
                                                             ------------
METALS & MINING-0.5%
Nucor Corp...................................        7,500        355,313
                                                             ------------
  Manufacturer of steel & steel products
PAPER-1.3%
Mead Corp....................................       16,100        913,675
                                                             ------------
  Manufacturer of paper, lumber & wood
  products
                                                                3,381,513
                                                             ------------
CAPITAL GOODS--8.4%

AEROSPACE & DEFENSE-3.0%
General Dynamics Corp........................       12,500        857,813
  Builds & designs nuclear submarines
Raytheon Co..................................       26,000      1,280,500
                                                             ------------
  Defense: commercial electronics:
  construction
                                                                2,138,313
                                                             ------------

BUILDING & CONSTRUCTION-0.7%
Tyco International Ltd.......................       10,000        496,250
                                                             ------------
  Fire protection systems: cable: solar

ELECTRICAL EQUIPMENT-1.3%
Emerson Electric Co..........................       10,200        907,800
                                                             ------------
  Manufacturer of electric/electronic
  products
ENVIRONMENTAL CONTROL-0.5%
WMX Technologies, Inc........................       10,700        367,813
                                                             ------------
  Comprehensive waste management services

MACHINERY-2.9%
AGCO Corp....................................       11,400        289,274
  Manufacturer and distributor of
  agricultural equipment
Deere & Co...................................       42,900      1,791,075
                                                             ------------
  Largest manufacturer of farm equipment:
  construction machinery
                                                                2,080,349
                                                             ------------
                                                                5,990,525
                                                             ------------
CONSUMER CYCLICAL--11.9%

APPAREL/TEXTILE-0.7%
Warnaco Group, Inc...........................       21,000        522,375
                                                             ------------
  Apparel manufacturer

AUTO & TRUCKS-1.8%
General Motors Corp..........................       23,500      1,266,062
                                                             ------------
  Largest manufacturer of automotive products
AUTO RELATED-0.9%
Goodyear Tire & Rubber Co....................        6,400        293,600
  Manufacturer of tires & rubber products
Lear Seating Corp.*..........................       10,000        370,000
                                                             ------------
  Automobile and light truck seating systems
                                                                  663,600
                                                             ------------

                                                 SHARES         VALUE
                                               -----------   ------------

LEISURE RELATED-2.3%
Disney (Walt) Co.............................       22,067   $  1,453,664
  Diversified international entertainment
  company
Hasbro, Inc..................................        5,000        194,375
                                                             ------------
  Manufacturer of toys & games
                                                                1,648,039
                                                             ------------

PHOTO & OPTICAL-1.0%
Eastman Kodak Co.............................        9,200        733,700
                                                             ------------
  Photograph apparatus, chemicals

PRINTING & PUBLISHING-0.9%
Belo (A.H.) Corp.............................       17,000        663,000
                                                             ------------
  Newspaper publishing: broadcasting

RETAIL-GENERAL-4.3%
Federated Department Stores, Inc.*...........       34,800      1,148,400
  Operates department stores in U.S.
Sears Roebuck & Co...........................       39,000      1,886,625
                                                             ------------
  Large retailer of general merchandise:
  insurance
                                                                3,035,025
                                                             ------------
                                                                8,531,801
                                                             ------------
CONSUMER STAPLES--24.1%

BEVERAGE & TOBACCO-6.6%
PepsiCo, Inc.................................       98,200      2,909,175
  Provides soft drinks/food services
Anheuser-Busch Cos., Inc.....................       16,000        616,000
  Largest U.S. brewer: baking
Philip Morris Cos., Inc......................       12,500      1,157,812
                                                             ------------
  Tobacco, brewing, soft drinks
                                                                4,682,987
                                                             ------------

DRUGS-7.0%
American Home Products Corp..................        9,600        588,000
  Drugs, food, household/ware
Merck & Co., Inc.............................       31,000      2,297,875
  Human & animal pharmaceuticals
Schering-Plough Corp.........................       32,900      2,105,600
                                                             ------------
  Pharmaceutical/consumer products
                                                                4,991,475
                                                             ------------

FOODS-2.6%
CPC International, Inc.......................       23,000      1,814,125
                                                             ------------
  International food processor

HOSPITAL SUPPLIES & SERVICES-2.8%
Columbia/HCA Healthcare Corp.................       44,400      1,587,300
  Healthcare facilities/services
Health Management Associates Cl. A*..........       19,500        429,000
                                                             ------------
  Operates acute care hospitals
                                                                2,016,300
                                                             ------------

RETAIL-FOOD-1.2%
Safeway, Inc.*...............................       20,000        857,500
                                                             ------------
  Food supermarket chain

SOAPS & TOILETRIES-3.9%
Colgate-Palmolive Co.........................        5,100        469,200
  Household and personal care
Procter & Gamble Co..........................       23,300      2,306,700
                                                             ------------
  Household, personal care, food products
                                                                2,775,900
                                                             ------------
                                                               17,138,287
                                                             ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP GROWTH FUND

                                                 SHARES         VALUE
                                               -----------   ------------
ENERGY--9.5%

OIL-DOMESTIC-6.4%
Kerr-McGee Corp..............................       29,500   $  1,851,125
  Petroleum, chemicals, coal
Unocal Corp..................................       24,000        879,000
  Holding co.; integrated domestic oil
Texaco, Inc..................................       15,000      1,524,375
  Explore, produce, transport, refine and
  market crude oil, natural gas, etc.
Union Pacific Resources Group................       10,163        279,483
                                                             ------------
  Oil & gas exploration, development,
  production
                                                                4,533,983
                                                             ------------

OIL-INTERNATIONAL-3.1%
Exxon Corp...................................       25,000      2,215,625
                                                             ------------
  World's leading oil company
                                                                6,749,608
                                                             ------------
FINANCIAL--17.9%

BANKING-9.3%
BankAmerica Corp.............................       23,600      2,159,400
  Diverse financial products & services
Barnett Banks, Inc...........................       44,800      1,708,000
  Commercial banking: Florida, Georgia
First Bank Systems, Inc......................       18,000      1,188,000
  Commercial banking: MN and Upper Midwest
Wells Fargo & Co.............................        5,900      1,576,038
                                                             ------------
  Commercial banking: CA
                                                                6,631,438
                                                             ------------
FINANCIAL SERVICES-4.7%
Capital One Financial Corp...................       41,900      1,304,137
  Bank card issuer/services
Federal Home Loan Mortgage Corp..............       20,200      2,040,200
                                                             ------------
  Provides residential mortgage funds
                                                                3,344,337
                                                             ------------
INSURANCE-3.9%
American International Group, Inc............       19,000      2,063,875
  International insurance holding company
AON Corp.....................................       12,700        733,425
                                                             ------------
  Insurance holding company
                                                                2,797,300
                                                             ------------
                                                               12,773,075
                                                             ------------
TECHNOLOGY--19.1%

ELECTRONICS-2.9%
First Data Corp..............................        9,000        717,750
  Information processing & related services
Intel Corp...................................        9,000        988,875
  Semiconductor memory circuits
Molex, Inc...................................       10,000        360,000
                                                             ------------
  Terminals, connectors, switches
                                                                2,066,625
                                                             ------------

                                                 SHARES         VALUE
                                               -----------   ------------
OFFICE EQUIPMENT/SERVICE-8.1%
Cisco Systems, Inc.*.........................       15,000   $    928,125
  Manufacturer of computer network products
Hewlett-Packard Co...........................       35,000      1,544,375
  Electronic measurement, analysis &
  computation instruments
Microsoft Corp.*.............................       10,000      1,372,500
  Software for microcomputers
Oracle Systems Corp.*........................       24,750      1,047,234
  Markets database management software
Pitney Bowes, Inc............................       16,000        894,000
                                                             ------------
  Postage equipment and related mailing
  equipment
                                                                5,786,234
                                                             ------------

TELECOMMUNICATIONS-8.1%
ALLTEL Corp..................................       23,500        716,750
  Telecommunications & information services
  holding company
Century Telephone Enterprises................       39,000      1,252,875
  Telephone service in parts of 14 states
Glenayre Technologies, Inc.*.................       17,900        460,925
  Manufacturer of telecommunications
  equipment
Lucent Technologies, Inc.....................       11,342        533,074
  Manufacturer of telecommunications systems,
  software, products
MCI Communications Corp......................       93,200      2,341,650
  Telecommunications network, services
Northern Telecom Ltd.........................        7,000        455,875
                                                             ------------
  Telecommunications equipment
                                                                5,761,149
                                                             ------------
                                                               13,614,008
                                                             ------------
TRANSPORT & SERVICE--1.3%

AIRLINES-0.4%
Delta Air Lines, Inc.........................        3,600        255,150
                                                             ------------
  Domestic & international air service

RAILROADS-0.9%
Union Pacific Corp...........................       12,000        673,500
                                                             ------------
  Railroad operator
                                                                  928,650
                                                             ------------

TOTAL COMMON STOCKS
  (cost $54,837,291).........................                  69,107,467
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
COMMERCIAL PAPER--3.1%
  (amortized cost $2,189,040)

Ford Motor Credit Corp.
  5.26%, 11/04/96............................  $ 2,190,000      2,189,040
                                                             ------------
TOTAL INVESTMENTS--100.1%
  (cost $57,026,331).........................                  71,296,507
                                                             ------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--(0.1)%.................                     (23,706)
                                                             ------------

NET ASSETS--100.0%...........................                $ 71,272,801
                                                             ------------
                                                             ------------

*  Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND
COMMON STOCKS--86.2%

BASIC MATERIALS--5.1%                            SHARES          VALUE
                                               -----------   -------------
CHEMICALS-1.5%
DuPont (E.I.) de Nemours & Co. ..............       19,800   $   1,836,450
                                                             -------------
  Large chemical co.: oil & gas
OIL & GAS-3.6%
Amoco Corp. .................................       40,000       3,030,000
  Integrated domestic oil
San Juan Basin Royalty Trust ................      190,000       1,330,000
                                                             -------------
  Royalty gas interest in New Mexico
                                                                 4,360,000
                                                             -------------
                                                                 6,196,450
                                                             -------------
CAPITAL GOODS/
 CONSTRUCTION--5.7%

AEROSPACE & DEFENSE-5.5%
General Dynamics Corp. ......................       30,600       2,099,925
  Builds & designs nuclear submarines
Raytheon Co. ................................       39,900       1,965,075
  Defense: commercial electronics:
  construction
United Technologies Corp. ...................       19,500       2,510,625
                                                             -------------
  Aerospace, climate control systems
                                                                 6,575,625
                                                             -------------
BUILDING & CONSTRUCTION-0.2%
RPM, Inc. Ohio...............................       15,000         251,250
                                                             -------------
  Protective coatings
                                                                 6,826,875
                                                             -------------
CONSUMER PRODUCTS
 & SERVICES--31.4%

BEVERAGES & TOBACCO-5.3%
American Brands, Inc. .......................        5,000         238,750
  Tobacco, life insurance
Guinness PLC ADRs............................       23,100         838,068
  Distiller, brewer and distributor of
  distilled spirits and malt beverages
Philip Morris Cos., Inc. ....................       31,000       2,871,375
  Tobacco, brewing, soft drinks
RJR Nabisco Holdings Corp. ..................       33,000         952,875
  Manufactures tobacco and food products
UST, Inc. ...................................       50,000       1,443,750
                                                             -------------
  Snuff, tobacco, wine, spirits
                                                                 6,344,818
                                                             -------------

CONTAINERS-0.7%
Bemis Co. ...................................       24,000         840,000
                                                             -------------
  Packaging/adhesive products
DRUGS-3.6%
Pfizer, Inc. ................................       25,700       2,126,675
  Healthcare consumer products, special
  chemicals
Pharmacia & Upjohn, Inc. ....................       20,000         720,000
  Int'l pharmaceutical & biotechnological
  group of companies
Schering-Plough Corp. .......................       24,100       1,542,400
                                                             -------------
  Pharmaceutical/consumer products
                                                                 4,389,075
                                                             -------------

                                                 SHARES          VALUE
                                               -----------   -------------

FOODS-2.1%
Archer-Daniels-Midland Co. ..................       29,505   $     641,734
  Process soybeans: flour mills
Heinz (H.J.) Co. ............................       52,700       1,870,850
                                                             -------------
  Manufactures and markets food products
                                                                 2,512,584
                                                             -------------

HOSPITAL SUPPLIES & SERVICES-2.8%
Abbott Laboratories..........................       44,500       2,252,813
  Diversified line of human healthcare
  products & services
Columbia/HCA Healthcare Corp. ...............       30,000       1,072,500
                                                             -------------
  Healthcare facilities/services
                                                                 3,325,313
                                                             -------------

LEISURE-4.6%
Cedar Fair L.P. .............................       55,700       1,949,500
  Owns and operates amusement parks
Disney (Walt) Co. ...........................       20,739       1,367,478
  Diversified international entertainment
  company
Hasbro, Inc. ................................       58,200       2,262,525
                                                             -------------
  Manufacturer of toys & games
                                                                 5,579,503
                                                             -------------

PRINTING & PUBLISHING-2.7%
Dun & Bradstreet Corp. ......................       32,000       1,852,000
  Business information: publishing,
  marketing, TV
New York Times Co. Cl. A.....................       40,000       1,445,000
                                                             -------------
  Publishes newspapers & magazines
                                                                 3,297,000
                                                             -------------

RETAIL-FOOD & DRUGS-1.7%
Walgreen Co. ................................       54,800       2,068,700
                                                             -------------
  Major retail drug chain

RETAIL-GENERAL-3.3%
Federated Department Stores, Inc. ...........       54,000       1,782,000
  Operates department stores in U.S.
Newell Co. ..................................       77,500       2,199,063
                                                             -------------
  Manufacturer of high volume staple consumer
  products
                                                                 3,981,063
                                                             -------------

SOAPS & TOILETRIES-4.6%
Gillette Co. ................................       39,200       2,930,200
  Shaving, personal care products
Procter & Gamble Co. ........................       26,000       2,574,000
                                                             -------------
  Household, personal care, food products
                                                                 5,504,200
                                                             -------------
                                                                37,842,256
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND

                                                 SHARES          VALUE
                                               -----------   -------------
ENERGY--4.4%

OIL-SUPPLIES & CONSTRUCTION-4.4%
Halliburton Co. .............................       18,000   $   1,019,250
  Oil well services: engineering &
  construction
Mobil Corp. .................................        8,450         986,538
  International oil & gas exploration,
  development
Union Pacific Resources Group................       35,500         976,250
  Oil & gas exploration, development,
  production
Western Atlas, Inc.*.........................       34,000       2,358,750
                                                             -------------
  Oilfield information service/ automation
  systems
                                                                 5,340,788
                                                             -------------
FINANCIAL SERVICES--21.1%
BANKING-9.9%
BankAmerica Corp. ...........................       27,200       2,488,800
  Diverse financial products & services
First Bank System, Inc. .....................       55,532       3,665,112
  Commercial banking: MN and Upper Midwest
Mellon Bank Corp. ...........................       20,000       1,302,500
  Commercial banking: PA
Regions Financial Corp. .....................        5,000         250,000
  Commercial banking: AL
Republic New York Corp. .....................       26,100       1,990,125
  Commercial banking: NY & worldwide
Wells Fargo & Co. ...........................        8,500       2,270,562
                                                             -------------
  Commercial banking: CA
                                                                11,967,099
                                                             -------------
INSURANCE-6.8%
Allmerica Financial Corp. ...................       34,000       1,032,750
  Insurance and financial services & products
Allmerica Property & Casualty Cos., Inc. ....       10,000         276,250
  Property-liability insurance
American International Group, Inc. ..........       31,800       3,454,275
  International insurance holding company
Hartford Steam Boiler
  Inspection & Insurance Co. ................       15,000         646,875
  Insurance/engineering services
ITT Hartford Group, Inc. ....................       26,900       1,694,700
  Insurance provider
Progressive Corp. ...........................       16,100       1,106,875
                                                             -------------
  Insurance holding company
                                                                 8,211,725
                                                             -------------
OTHER-4.4%
Block (H&R), Inc. ...........................       70,000       1,732,500
  Tax, computer & personal services
Federal Home Loan Mortgage Corp. ............       35,000       3,535,000
                                                             -------------
  Provides residential mortgage funds
                                                                 5,267,500
                                                             -------------
                                                                25,446,324
                                                             -------------
PUBLIC UTILITIES--4.3%

ELECTRIC-1.1%
CIPSCO, Inc. ................................       35,200       1,280,400
                                                             -------------
  Holding co.: central IL public service

                                                 SHARES          VALUE
                                               -----------   -------------

GAS-1.6%
Consolidated Natural Gas Co. ................       21,000   $   1,115,625
  Integrated natural gas systems
New Jersey Resources Corp. ..................       29,000         801,125
                                                             -------------
  Supplies gas in New Jersey
                                                                 1,916,750
                                                             -------------

TELEPHONE-1.6%
GTE Corp. ...................................       45,000       1,895,625
                                                             -------------
  Telephone holding company; manufacturing
                                                                 5,092,775
                                                             -------------
SCIENCE & TECHNOLOGY--4.2%

COMPUTERS-0.3%
Automatic Data Processing....................       10,000         416,250
                                                             -------------
  Computer services

ELECTRONICS-3.0%
Arrow Electronics, Inc. .....................       23,500       1,119,187
  Distributes electronic components
General Instruments Corp.*...................       70,600       1,420,825
  Supplies CATV/communications equipment
Motorola, Inc. ..............................       22,300       1,025,800
                                                             -------------
  Semiconductors: communications equipment
                                                                 3,565,812
                                                             -------------

TELECOMMUNICATIONS-0.9%
International Cabletel, Inc.*................       13,333         316,659
  Telecommunications services
Vodafone Group ADRs..........................       20,326         785,092
                                                             -------------
  British cellular operator
                                                                 1,101,751
                                                             -------------
                                                                 5,083,813
                                                             -------------
TRANSPORT & SERVICE--3.2%

PROFESSIONAL SERVICE-1.5%
United Healthcare Corp. .....................       46,000       1,742,250
                                                             -------------
  Manages health maintenance services

RAILROADS-1.7%
Burlington Northern Santa Fe.................       24,500       2,018,187
                                                             -------------
  Railroad systems operations in U.S.
                                                                 3,760,437
                                                             -------------
MISCELLANEOUS--6.8%

DIVERSIFIED-4.9%
Loews Corp. .................................       44,000       3,635,500
  Tobacco; hotel; insurance subsidiary
Tyco International Ltd. .....................       44,600       2,213,275
                                                             -------------
  Fire protection systems: cable, solar
                                                                 5,848,775
                                                             -------------

LIMITED PARTNERSHIP-TIMBER-1.2%
Plum Creek Timber Co. L.P. ..................       55,000       1,471,250
                                                             -------------
  Lumber and wood products

REAL ESTATE INVESTMENT TRUST-0.7%
General Growth Properties, Inc. .............       35,000         883,750
                                                             -------------
  Real estate investment trust
                                                                 8,203,775
                                                             -------------

TOTAL COMMON STOCKS
  (cost $78,415,496).........................                  103,793,493
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND

                                                 SHARES          VALUE
                                               -----------   -------------
CONVERTIBLE
 PREFERRED STOCK--3.3%
Airtouch Communications, Inc. Cl. B Cv. Pfd.
  6.000%.....................................       40,728   $   1,155,657
  Wireless communications services
Airtouch Communications, Inc. Cl. C Cv. Pfd.
  4.250%.....................................       21,156         981,109
  Wireless communications services
Corning, Inc. Mips, Cv. Pfd 6.000%...........       10,000         560,000
  Specialty material communications, consumer
  products/services
RJR Nabisco Holdings Corp., Cv. Pfd. ........      230,000       1,293,750
                                                             -------------
  Manufactures tobacco and food products
TOTAL PREFERRED STOCKS
  (cost $4,033,838)..........................                    3,990,516
                                                             -------------


                                                PRINCIPAL
                                                 AMOUNT
                                               -----------

U.S. GOVERNMENT
 AGENCIES--1.8%
Federal National Mortgage Assn. 7.400%,
  07/01/04...................................  $ 1,000,000       1,051,690
Federal Home Loan Bank
  7.460%, 09/09/04...........................    1,000,000       1,056,320
                                                             -------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $1,953,819)..........................                    2,108,010
                                                             -------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------

U.S. GOVERNMENT
 OBLIGATIONS--5.2%
United States Treasury Strips
  0.000%, 05/15/11...........................  $ 1,425,000   $     542,796
United States Treasury Strips
  0.000%, 11/15/11...........................    3,000,000       1,102,199
United States Treasury Strips
  0.000%, 02/15/12...........................    3,100,000       1,111,908
United States Treasury Strips
  0.000%, 11/15/14...........................    4,000,000       1,178,600
United States Treasury Strips
  0.000%, 11/15/18...........................   10,294,000       2,283,826
                                                             -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost $6,157,079)..........................                    6,219,329
                                                             -------------

COMMERCIAL PAPER--3.3%
General Electric Capital Corp.
  5.200%, 11/01/96...........................    1,225,000       1,225,000
General Electric Capital Corp.
  5.35%, 11/06/96............................    1,470,000       1,468,908
Ford Motor Credit Corp.
  5.250%, 11/05/96...........................    1,315,000       1,314,233
                                                             -------------
TOTAL COMMERCIAL PAPER
  (amortized cost $4,008,141)................                    4,008,141
                                                             -------------

TOTAL INVESTMENTS--99.8%
  (cost $94,568,373).........................                  120,119,489
                                                             -------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES-0.2%....................                      228,627
                                                             -------------

NET ASSETS--100.0%...........................                $ 120,348,116
                                                             -------------
                                                             -------------

*   Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND
COMMON STOCKS--99.3%

BASIC MATERIALS--5.7%                            SHARES          VALUE
                                               -----------   -------------
CHEMICALS-4.8%
Puron Co.....................................       91,700   $   1,925,700
  Manufactures non-metallic industrial
  products
Hanna (M.A.) Co..............................      213,500       4,536,875
  Special chemicals, polymers
LeaRonal, Inc................................      105,600       2,336,400
  Electroplating process
Loctite Corp. ...............................       44,000       2,579,500
                                                             -------------
  Chemical sealants, adhesives
                                                                11,378,475
                                                             -------------

PAPER-0.9%
Caraustar Industries, Inc. ..................       69,400       2,029,950
                                                             -------------
  Manufactures low-cost recycled paperboard
                                                                13,408,425
                                                             -------------
CAPITAL GOODS/
 CONSTRUCTION--21.2%
AEROSPACE-2.4%
Teleflex, Inc................................       85,500       4,114,687
  Aerospace controls; medical products
Whittaker Corp.*.............................      114,000       1,610,250
                                                             -------------
  Aerospace: fluid control/electric systems
                                                                 5,724,937
                                                             -------------

BUILDING & CONSTRUCTION-10.9%
Applied Power, Inc. Cl. A....................      101,900       3,668,400
  Manufactures hydraulic industrial/
  construction equipment materials
Carlisle Companies, Inc......................       94,700       5,386,063
  Manufactures rubber, plastic, metal
  products
Clarcor, Inc.................................       77,050       1,675,838
  Manufactures filtration/consumer products
Cuno, Inc.*..................................       66,250       1,060,000
  Manufactures filtration products
Lydall, Inc.*................................      212,100       4,692,712
  Engineered fiber materials
Osmonics, Inc.*..............................      174,900       3,716,625
  Reverse osmosis/ultrafiltration
Regal Beloit Corp............................      158,000       2,804,500
  Manufactures tools and power transmissions
RPM, Inc., Ohio..............................      149,750       2,508,313
                                                             -------------
  Protective coatings
                                                                25,512,451
                                                             -------------
ELECTRICAL EQUIPMENT-4.9%
AptarGroup, Inc..............................       77,300       2,492,925
  Manufacturer of packaging components:
  pumps, valves
Bearings, Inc................................       71,450       1,857,700
  Distributor of bearings & power
  transmissions
Belden, Inc..................................      105,200       3,024,500
  Manufacturer of electrical wire, cable
EG & G, Inc..................................       67,900       1,196,738
  Scientific equipment, systems & services
Woodhead Industries, Inc.....................      211,800       2,912,250
                                                             -------------
  Electrical specialty products
                                                                11,484,113
                                                             -------------
ENVIRONMENTAL CONTROL-1.4%
Donaldson, Inc...............................      109,200       3,194,100
                                                             -------------
  Engine air cleaners, mufflers

                                                 SHARES          VALUE
                                               -----------   -------------

MACHINERY-1.6%
AGCO Corp....................................       65,000   $   1,649,375
  Manufacturer and distributor of
  agricultural equipment
Commercial Intertech Corp....................       46,650         518,981
  Engineers metal components
Core Industries, Inc.........................      125,900       1,668,175
                                                             -------------
  Manufacturer of specialty products
                                                                 3,836,531
                                                             -------------

                                                                49,752,132
                                                             -------------
CONSUMER CYCLICAL--28.0%

APPAREL/TEXTILE-3.4%
Interface, Inc. Cl. A........................       76,300       1,287,563
  Manufacturer of carpet/tile
Unifi, Inc...................................       82,500       2,567,813
  Texturizing polyester yarns
Unitog Co....................................      152,500       4,117,500
                                                             -------------
  Rent/sell industrial uniforms
                                                                 7,972,876
                                                             -------------

AUTO RELATED-7.1%
Amcast Industrial Corp. .....................      134,700       2,744,512
  Technology-intensive metal products
Armor All Products Corp. ....................      109,000       1,825,750
  Produces auto cleaners and protectants
Augat, Inc. .................................       57,900       1,592,250
  Manufactures electromechanical components
Donnelly Corp. Cl. A.........................      141,600       2,814,300
  Manufactures auto glass products
Modine Manufacturing Co. ....................       96,400       2,385,900
  Auto parts: heating, air-conditioning
Myers Industries, Inc. ......................      157,295       2,438,072
  Tire service/plastic products
Smith (A.O.) Corp. ..........................       89,500       2,349,375
  Automotive products, electric motors,
  piping systems
Thompson PBE, Inc.*..........................       51,900         376,275
                                                             -------------
  Distributor of auto paints/supplies
                                                                16,526,434
                                                             -------------

FOOD SERVICE/LODGING-4.1%
Marcus Corp..................................      115,650       2,573,212
  Hotels, restaurants, theatres
Sbarro, Inc..................................      141,800       3,739,975
  Italian fast food restaurant
Universal Foods Corp. .......................       93,400       3,304,025
                                                             -------------
  Specialty products: yeast, cheese
                                                                 9,617,212
                                                             -------------

HOUSEHOLD FURNITURE/APPLIANCE-4.2%
Chromcraft Revington, Inc.*..................      115,800       2,981,850
  Designs/manufactures furniture
Crown Crafts, Inc. ..........................       26,800         257,950
  Manufactures home furnishing products
Ekco Group, Inc.*............................       88,900         300,037
  Manufactures kitchen/household products
HON Industries, Inc..........................       75,000       2,625,000
  Manufacturer of office furniture/ home
  building products
Rival Co. ...................................       82,000       1,927,000
  Small household appliances and personal
  care products
Stanhome, Inc. ..............................       68,400       1,812,600
                                                             -------------
  Consumer products/household items
                                                                 9,904,437
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND

                                                 SHARES          VALUE
                                               -----------   -------------
LEISURE RELATED-2.4%
Jostens, Inc. ...............................       91,800   $   1,973,700
  School class rings, yearbooks
K2, Inc. ....................................      163,200       3,753,600
                                                             -------------
  Snow skis, fish tackle, industrial products
                                                                 5,727,300
                                                             -------------
PRINTING & PUBLISHING-4.8%
American Business Products, Inc. ............      142,000       3,159,500
  Business forms and supplies
Banta Corp. .................................      139,250       2,941,656
  Printing/graphic/video services
Lee Enterprises, Inc.........................      136,200       3,115,575
  Newspaper publishing: radio, TV
Meredith Corp................................       39,000       1,959,750
                                                             -------------
  Publishing, broadcasting, real estate &
  cable TV
                                                                11,176,481
                                                             -------------
RETAIL-GENERAL-2.0%
Arbor Drugs, Inc. ...........................      111,150       2,514,769
  Operates drugstores in Michigan
Department 56, Inc.*.........................       98,000       2,156,000
                                                             -------------
  Distributor of collectibles & gifts
                                                                 4,670,769
                                                             -------------
                                                                65,595,509
                                                             -------------
CONSUMER STAPLES--12.3%

DRUGS-3.0%
Bergen Brunswig Corp. Cl. A..................       91,700       2,877,088
  Pharmaceutical suppliers
Scherer (R.P.) Corp.*........................       55,900       2,592,362
  Manufacturer of drug delivery systems
West Co., Inc................................       61,100       1,642,063
                                                             -------------
  Pharmaceutical packaging
                                                                 7,111,513
                                                             -------------
FOODS-2.9%
Dean Foods Co................................       50,000       1,450,000
  Milk & dairy: food items
Flowers Industries, Inc......................      149,550       3,495,731
  Baked, convenience, snack food
Longhorn Steaks, Inc.*.......................       68,600       1,097,600
  Operates full-service restaurants
Sanfilippo (John B. & Son), Inc.*............      142,400         854,400
                                                             -------------
  Processes/packages/distributes snacks
                                                                 6,897,731
                                                             -------------
HOSPITAL SUPPLIES & SERVICES-4.0%
Beckman Instruments, Inc. ...................       87,600       3,219,300
  Manufactures laboratory instruments
Nellcor Puritan Bennett*.....................       77,000       1,501,500
  Electronic patient monitoring systems
Sierra Health Services*......................       95,600       2,736,550
  Healthcare provider
SpaceLabs Medical, Inc.*.....................       92,700       1,877,175
                                                             -------------
  Manufactures patient monitoring products
                                                                 9,334,525
                                                             -------------
RETAIL-FOOD & DRUGS-2.4%
General Nutrition Cos.*......................       80,000       1,460,000
  Operates chain health product stores
Hannaford Brothers Co. ......................       69,600       2,096,700
  Distributor: food/supermarkets
Luby's Cafeterias, Inc.......................       95,300       2,001,300
                                                             -------------
  Cafeteria style restaurants
                                                                 5,558,000
                                                             -------------
                                                                28,901,769
                                                             -------------

                                                 SHARES          VALUE
                                               -----------   -------------
ENERGY--2.2%

OIL-DOMESTIC-1.0%
MAPCO, Inc. .................................       51,900   $   1,615,387
  Coal, LP-gas pipeline: crude
Wiser Oil Co.................................       45,000         708,750
                                                             -------------
  Exploration and production of oil and gas
  in fifteen states
                                                                 2,324,137
                                                             -------------

OIL-SUPPLIES & CONSTRUCTION-1.2%
Tidewater, Inc...............................       62,100       2,716,875
                                                             -------------
  Offshore service vessels
                                                                 5,041,012
                                                             -------------
FINANCIAL--14.8%

BANKS-8.0%
First American Corp. of Tennessee............      104,000       5,174,000
  Commercial banking: TN
First Commerce Corp..........................      107,100       3,802,050
  Commercial banking: LA, MS
FirstMerit Corp..............................      110,000       3,575,000
  Commercial banking: OH
First Virginia Banks, Inc....................       60,200       2,693,950
  Commercial banking: VA
Washington Mutual, Inc.......................       80,200       3,388,450
                                                             -------------
  Savings bank, Pacific, NW
                                                                18,633,450
                                                             -------------

INSURANCE-6.8%
Hartford Steam Boiler Inspection &
  Insurance Co. .............................       65,700       2,833,313
  Insurance/engineering services
Mercury Finance Co...........................      187,500       2,156,250
  Consumer finance & insurance
Old Republic International Corp..............      115,200       2,851,200
  Insurance: life, disability, property,
  casualty
Poe & Brown, Inc. ...........................       87,700       2,263,756
  General insurance agency
Protective Life Corp.........................       71,100       2,452,950
  Financial service provider
ReliaStar Financial Corp.....................       63,000       3,339,000
                                                             -------------
  Insurance/financial services
                                                                15,896,469
                                                             -------------
                                                                34,529,919
                                                             -------------
PUBLIC UTILITIES--1.0%

GAS-1.0%
WICOR, Inc...................................       67,450       2,402,906
                                                             -------------
  Utility holding: Wisconsin gas
TECHNOLOGY--7.8%

ELECTRONICS-4.6%
DH Technology, Inc.*.........................       53,700       1,248,525
  Manufactures dot matrix printheads
Mark IV Industries, Inc......................       65,000       1,405,625
  Power transfer equipment/audio transfer
  equipment
Methode Electronics, Inc. Cl. A..............      241,650       4,712,175
  Electronic component devices
Pioneer Standard Electronics, Inc............      234,450       2,461,725
  Distributor: electronic components
VeriFone, Inc.*..............................       30,000       1,008,750
                                                             -------------
  Manufactures transaction automation systems
                                                                10,836,800
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND

                                                 SHARES          VALUE
                                               -----------   -------------
OFFICE EQUIPMENT-2.6%
Hunt Manufacturing Corp. ....................      173,500   $   2,927,813
  Manufactures & distributes office and art
  products
Miller (Herman), Inc.........................       75,000       3,234,375
                                                             -------------
  Manufacturer of office furniture
                                                                 6,162,188
                                                             -------------

TELECOMMUNICATIONS-0.6%
Glenayre Technologies, Inc.*.................       50,000       1,287,500
                                                             -------------
  Manufacturer of telecommunications
  equipment
                                                                18,286,488
                                                             -------------
TRANSPORT & SERVICE--3.5%
PROFESSIONAL SERVICES-1.9%
CDI Corp.*...................................       53,000       1,457,500
  Engineering & technical services
Interim Services, Inc.*......................       25,200       1,008,000
  Temporary help services
Jacobs Engineering Group, Inc.*..............       92,450       2,045,456
                                                             -------------
  Full service engineering organization
                                                                 4,510,956
                                                             -------------
TRUCKING & SHIPPING-1.6%
Werner Enterprises, Inc......................      207,000       3,622,500
                                                             -------------
  Motor carrier: general freight
                                                                 8,133,456
                                                             -------------
MISCELLANEOUS--2.8%
DIVERSIFIED-2.0%
Brady (W.H.) Cl. A...........................      107,700       2,544,413
  Manufactures adhesives & coatings
Ruddick Corp.................................      166,600       2,165,800
                                                             -------------
  Food supermarkets; thread/yarn
                                                                 4,710,213
                                                             -------------

                                                 SHARES          VALUE
                                               -----------   -------------
REAL ESTATE INVESTMENT TRUST-0.8%
Merry Land & Investment Co., Inc. ...........       85,000   $   1,785,000
                                                             -------------
  Acquisition, development & operation of
  income producing properties
                                                                 6,495,213
                                                             -------------
TOTAL COMMON STOCKS
  (cost $191,840,461)........................                  232,546,829
                                                             -------------

COMMERCIAL                                      PRINCIPAL
 PAPER--0.8%                                     AMOUNT
                                               -----------

General Electric Capital Corp.
  5.200%, 11/01/96...........................  $ 1,447,000       1,447,000
General Electric Capital Corp.
  5.250%, 11/04/96...........................      320,000         319,860
                                                             -------------
  TOTAL COMMERCIAL PAPER
  (amortized cost $1,766,860)................                    1,766,860
                                                             -------------
TOTAL INVESTMENTS--100.1%
(cost $193,607,321)..........................                  234,313,689
                                                             -------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--(0.1)%.................                     (292,508)
                                                             -------------

NET ASSETS--100.0%...........................                $ 234,021,181
                                                             -------------
                                                             -------------

*   Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP FIXED INCOME FUND

U.S. GOVERNMENT                                 PRINCIPAL
 OBLIGATIONS--52.3%                              AMOUNT          VALUE
                                               -----------   -------------
United States Treasury Notes
  9.000%, 05/15/98...........................  $   500,000   $     524,485
United States Treasury Notes
  8.250%, 07/15/98...........................      950,000         989,026
United States Treasury Notes
  9.250%, 08/15/98...........................      500,000         529,615
United States Treasury Notes
  8.000%, 08/15/99...........................      750,000         790,050
United States Treasury Notes
  7.500%, 10/31/99...........................    4,000,000       4,169,160
United States Treasury Notes
  7.750%, 01/31/00...........................    2,500,000       2,631,600
United States Treasury Notes
  8.500%, 02/15/00...........................      500,000         537,660
United States Treasury Notes
  7.750%, 02/15/01...........................    2,000,000       2,128,020
United States Treasury Notes
  8.000%, 05/15/01...........................    1,400,000       1,506,890
United States Treasury Notes
  7.500%, 11/15/01...........................    3,500,000       3,709,685
United States Treasury Notes
  7.250%, 05/15/04...........................    3,500,000       3,705,555
United States Treasury Notes
  7.250%, 08/15/04...........................    4,250,000       4,500,325
United States Treasury Notes
  6.500%, 08/15/05...........................    2,000,000       2,022,400
United States Treasury Strips
  0.000%, 11/15/07...........................    5,300,000       2,588,042
                                                             -------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost $29,691,678).........................                   30,332,513
                                                             -------------

U.S. GOVERNMENT
 AGENCIES--30.8%
Federal Home Loan Mortgage Corp.
  Pool #90350 7.000%, 07/01/99...............    1,126,841       1,139,870
Federal National Mortgage Assn.
  8.550%, 08/30/99...........................      400,000         426,028
Federal Home Loan Mortgage Corp.
  Pool #22016 8.750%, 10/01/01...............       29,453          30,346
Tennessee Valley Power Authority
  7.450%, 10/15/01...........................    1,500,000       1,565,625
Federal National Mortgage Assn.
  Pool #312088 7.000%, 06/01/02..............    2,353,181       2,372,300
Federal National Mortgage Assn.
  Pool #76368 9.250%, 09/01/03...............      140,333         147,876
Federal National Mortgage Assn.
  Pool #76378 9.250%, 09/01/03...............      249,343         262,745
Federal National Mortgage Assn.
  7.600%, 04/14/04...........................    1,000,000       1,003,310
Federal National Mortgage Assn.
  8.250%, 10/12/04...........................      600,000         623,166
Federal National Mortgage Assn.
  8.400%, 10/25/04...........................      650,000         678,528
Federal Home Loan Mortgage Corp.
  8.800%, 11/17/04...........................      500,000         513,535
Federal National Mortgage Assn.
  8.550%, 12/10/04...........................    1,000,000       1,025,980
Federal National Mortgage Assn.
  6.700%, 11/10/05...........................    1,000,000         986,040
Government National Mortgage Assn.
  Pool #93401 9.500%, 01/15/10...............      319,399         342,955
Federal Home Loan Mortgage Corp.
  5.000%, 12/15/12...........................    1,000,000         993,839
Federal Home Loan Mortgage Corp.
  Pool #260499 10.000%, 04/01/16.............      208,037         226,240
Federal Home Loan Mortgage Corp.
  Pool #292065 8.500%, 04/01/17..............    2,084,395       2,161,257

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------
Federal National Mortgage Assn.
  Pool #270674 9.000%, 09/01/17..............  $   762,878   $     802,929
Federal Home Loan Mortgage Corp.
  Pool #606523 7.779%, 10/01/19..............      995,900       1,030,757
Federal National Mortgage Assn.
  Pool #224635 9.000%, 09/01/20..............      272,836         287,160
Government National Mortgage Assn.
  Pool #296254 9.500%, 09/15/20..............       16,902          18,243
Federal National Mortgage Assn.
  Pool #124211 7.038%, 12/01/21..............    1,202,979       1,233,805
                                                             -------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $17,659,806).........................                   17,872,534
                                                             -------------

CORPORATE BONDS--14.6%

FOREIGN-4.5%
Santander Financial Issuances
  7.875%, 04/15/05...........................    1,500,000       1,580,625
Santander Financial Issuances
  7.250%, 05/30/06...........................    1,000,000       1,017,500
                                                             -------------

                                                                 2,598,125
                                                             -------------
CONSUMER PRODUCTS & SERVICES-1.7%
Anheuser Busch Cos.
  7.000%, 09/01/05...........................    1,000,000       1,010,000
                                                             -------------
FINANCIAL-4.1%
First National Bank of Boston
  7.375%, 09/15/06...........................    1,000,000       1,025,000
Ford Motor Credit Co.
  7.750%, 11/15/02...........................      350,000         371,000
Sears Roebuck Acceptance Corp.
  6.900%, 08/01/03...........................    1,000,000       1,013,750
                                                             -------------

                                                                 2,409,750
                                                             -------------
INDUSTRIAL-1.7%
DuPont (E.I.) de Nemours & Co.
  8.500%, 02/15/03...........................      900,000         966,375
                                                             -------------
PUBLIC UTILITIES-2.6%
Duke Power Co.
  6.375%, 03/01/08...........................    1,550,000       1,491,875
                                                             -------------
TOTAL CORPORATE BONDS
  (cost $8,203,878)..........................                    8,476,125
                                                             -------------

COMMERCIAL PAPER--1.8%
General Electric Capital Corp.
  5.250%, 11/01/96...........................      420,000         420,000
General Electric Capital Corp.
  5.350%, 11/05/96...........................      640,000         639,620
                                                             -------------
TOTAL COMMERCIAL PAPER
  (amortized cost $1,059,620)................                    1,059,620
                                                             -------------
TOTAL INVESTMENTS--99.5%
  (cost $56,614,982).........................                   57,740,792
                                                             -------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--0.5%...................                      276,560
                                                             -------------

NET ASSETS--100.0%...........................                $  58,017,352
                                                             -------------
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL TRUST FUND

                                                PRINCIPAL
MUNICIPAL BONDS--98.1%                           AMOUNT          VALUE
                                               -----------   -------------
ALABAMA-0.5%
McIntosh, Alabama (Ciba Geigy Project),
  Variable Rate
  3.600%, 07/01/04...........................  $   200,000   $     200,000
                                                             -------------

ARIZONA-3.7%
Arizona State Wastewater
  Management Authority
  6.000%, 07/01/00...........................      600,000         631,500
Arizona State University
  Refunding Ser. A
  6.500%, 07/01/01...........................      750,000         810,000
                                                             -------------
                                                                 1,441,500
                                                             -------------

CALIFORNIA-5.2%
California State
  5.500%, 04/01/07...........................    1,000,000       1,037,500
Los Angeles County, California
  5.125%, 09/01/08...........................    1,000,000         986,250
                                                             -------------
                                                                 2,023,750
                                                             -------------

COLORADO-5.3%
Denver, Colorado City &
  County Airport
  6.750%, 11/15/22...........................    2,000,000       2,087,500
                                                             -------------

ILLINOIS-10.6%
Chicago, Illinois Metropolitan Water
  Reclamation District
  5.750%, 12/01/01...........................    1,000,000       1,053,750
Chicago, Illinois
  5.800%, 01/01/08...........................    1,000,000       1,042,500
Chicago, Illinois O'Hare International
  Airport
  5.500%, 01/01/08...........................    1,000,000       1,011,250
Chicago, Illinois Metropolitan Water
  Reclamation District
  6.300%, 12/01/09...........................    1,000,000       1,071,250
                                                             -------------
                                                                 4,178,750
                                                             -------------

INDIANA-5.3%
Indiana University Revenue
  Student Fee Ser. K
  6.500%, 08/01/05...........................    1,000,000       1,101,250
Indiana Highway Transportation
  Finance Authority Ser. A
  5.250%, 06/01/09...........................    1,000,000         995,000
                                                             -------------
                                                                 2,096,250
                                                             -------------

IOWA-2.7%
Iowa Student Loan Liquidation Corp.
  6.800%, 03/01/05...........................    1,000,000       1,077,500
                                                             -------------
LOUISIANA-2.7%
Louisiana Public Facility Authority
  Revenue Student Loan Ser. A
  6.750%, 09/01/06...........................    1,000,000       1,057,500
                                                             -------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------
MASSACHUSETTS-5.3%
Massachusetts State
  Water Resources Ser. B
  5.700%, 11/01/02...........................  $ 1,000,000   $   1,052,500
Massachusetts State
  Refunding Ser. B
  5.500%, 11/01/07...........................    1,000,000       1,036,250
                                                             -------------
                                                                 2,088,750
                                                             -------------

MISSOURI-5.2%
Missouri State Health & Education Facility
  5.100%, 05/15/09...........................    1,000,000         981,250
Missouri State Environment Import & Energy
  Resource Authority Pollution Control
  Revenue
  5.800%, 09/01/09...........................    1,000,000       1,043,750
                                                             -------------
                                                                 2,025,000
                                                             -------------

NEBRASKA-2.5%
Omaha Public Power District,
  Nebraska Electric Ser. D
  5.100%, 02/01/08...........................    1,000,000         998,750
                                                             -------------

NEW JERSEY-2.8%
University of Medicine & Dentistry
  New Jersey Ser. E
  6.400%, 12/01/07...........................    1,000,000       1,098,750
                                                             -------------

NEW YORK-14.5%
New York City Municipal Assistance Corp.
  4.300%, 07/01/99...........................    1,000,000       1,001,250
New York State Urban Development Corp.
  5.300%, 01/01/05...........................    1,670,000       1,655,388
New York, New York Ser. E
  5.500%, 08/01/05...........................    1,000,000         981,250
New York State Dormitory Authority Revenue
  6.500%, 05/15/06...........................    1,000,000       1,070,000
New York City, New York Ser. G
  5.750%, 02/01/08...........................    1,000,000         980,000
                                                             -------------
                                                                 5,687,888
                                                             -------------

OHIO-4.8%
Columbus, Ohio Sewer Refunding
  6.200%, 06/01/04...........................      740,000         804,750
Ohio State Water Development
  Authority Revenue
  5.750%, 06/01/04...........................    1,000,000       1,062,500
                                                             -------------
                                                                 1,867,250
                                                             -------------

PENNSYLVANIA-2.6%
Allegheny County, Pennsylvania
  Sanitation Authority Sewer Revenue
  5.200%, 12/01/00...........................    1,000,000       1,030,000
                                                             -------------

PUERTO RICO-2.6%
Puerto Rico Commonwealth Refunding
  5.100%, 07/01/02...........................    1,000,000       1,020,000
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL TRUST FUND

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------
TEXAS-13.4%
Texas Water Development Board Revenue
  5.000%, 07/15/07...........................  $ 1,100,000   $   1,090,375
Dallas, Texas
  5.500%, 02/15/08...........................    1,000,000       1,013,750
University of Texas, Permanent
  University Funding
  4.600%, 07/01/08...........................    1,200,000       1,129,500
Texas State Refunding Ser. A
  6.000%, 10/01/08...........................    1,000,000       1,071,250
San Antonio, Texas Electric & Gas
  5.000%, 02/01/12...........................    1,000,000         956,250
                                                             -------------
                                                                 5,261,125
                                                             -------------
UTAH-0.5%
Carbon County, Utah Pollution Control
  Revenue, Variable Rate
  3.600%, 11/01/24...........................      200,000         200,000
                                                             -------------

VIRGINIA-2.6%
Arlington County, Virginia
  5.250%, 08/01/98...........................    1,000,000       1,022,500
                                                             -------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------

WASHINGTON-5.3%
Washington State Public Power Supply Ser. 1B
  7.100%, 07/01/00...........................  $ 1,000,000   $   1,073,750
Washington State Public Power Supply
  5.500%, 07/01/10...........................    1,000,000         986,250
                                                             -------------
                                                                 2,060,000
                                                             -------------
TOTAL INVESTMENTS--98.1%
  (cost $37,970,658).........................                   38,522,763
                                                             -------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--1.9%...................                      759,820
                                                             -------------

NET ASSETS--100.0%...........................                $  39,282,583
                                                             -------------
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF ASSETS AND LIABILITIES OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                 GROWTH AND      AGGRESSIVE       FIXED        MUNICIPAL
                                                 GROWTH FUND     INCOME FUND    GROWTH FUND    INCOME FUND     TRUST FUND
                                                 ------------   -------------   ------------   ------------   ------------
ASSETS:
    Investments in securities, at value
      (cost $57,026,331, $94,568,373,
      $193,607,321, $56,614,982, and
      $37,970,658, respectively)...............  $ 71,296,507   $ 120,119,489   $234,313,689   $ 57,740,792   $ 38,522,763

    Cash.......................................        83,876           4,074          5,808          2,762         90,825
    Receivable for investment securities sold..            --         191,519      1,022,634             --             --
    Receivable for capital stock sold..........        54,017         167,121         43,944         48,763             --
    Dividends and interest receivable..........        71,476         253,389        190,682        854,589        677,353
    Reimbursement due from advisor.............            --              --             --         36,458             --
    Deferred organization costs (Note A).......            --              --             --             --         36,849
                                                 ------------   -------------   ------------   ------------   ------------
        Total assets...........................    71,505,876     120,735,592    235,576,757     58,683,364     39,327,790
                                                 ------------   -------------   ------------   ------------   ------------
LIABILITIES:
    Payable to investment advisor..............        44,782          65,898        156,714             --          9,347
    Payable for investment securities
      purchased................................            --              --        882,831             --             --
    Payable for capital stock redeemed.........         1,755          66,027        156,496        568,673             --
    Dividend payable...........................            --              --             --         81,215         26,090
    Accrued expenses and other liabilities.....       186,538         255,551        359,535         16,124          9,770
                                                 ------------   -------------   ------------   ------------   ------------
        Total liabilities......................       233,075         387,476      1,555,576        666,012         45,207
                                                 ------------   -------------   ------------   ------------   ------------
NET ASSETS.....................................  $ 71,272,801   $ 120,348,116   $234,021,181   $ 58,017,352   $ 39,282,583
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
NET ASSETS CONSIST OF:
    Captial paid-in............................  $ 50,170,496   $  83,140,185   $198,457,734   $ 57,869,723   $ 39,456,749
    Undistributed net investment income........       249,883         299,663        987,511             --             --
    Accumulated net realized gain (loss) on
      investments..............................     6,582,246      11,357,152     (6,130,432)      (978,181)      (726,271)
    Net unrealized appreciation of
      investments..............................    14,270,176      25,551,116     40,706,368      1,125,810        552,105
                                                 ------------   -------------   ------------   ------------   ------------
                                                 $ 71,272,801   $ 120,348,116   $234,021,181   $ 58,017,352   $ 39,282,583
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
CLASS A SHARES:
    Net assets.................................  $ 68,096,263   $ 113,803,332   $227,716,423   $ 56,388,381   $ 38,793,745
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
    Shares outstanding.........................     5,366,136       6,623,733     12,367,697      5,600,504      3,876,067
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
  Net asset value and redemption value per
    share......................................        $12.69          $17.18         $18.41         $10.07         $10.01
                                                        -----           -----          -----          -----          -----
                                                        -----           -----          -----          -----          -----
  Maximum offering price per share (net asset
    value plus sales charge of 4.75% of
    offering price)............................        $13.32          $18.04         $19.33         $10.57         $10.51
                                                        -----           -----          -----          -----          -----
                                                        -----           -----          -----          -----          -----
CLASS B SHARES:
    Net assets.................................  $  3,176,538   $   6,544,784   $  6,304,758   $  1,628,971   $    488,838
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
    Shares outstanding.........................       251,457         381,690        343,773        161,789         48,842
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
  Net asset value and offering price per
    share......................................        $12.63          $17.15         $18.34         $10.07         $10.01
                                                        -----           -----          -----          -----          -----
                                                        -----           -----          -----          -----          -----

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31,
1996
--------------------------------------------------------------------------------

                                                        GROWTH AND     AGGRESSIVE       FIXED        MUNICIPAL
INVESTMENT INCOME:                      GROWTH FUND    INCOME FUND    GROWTH FUND    INCOME FUND     TRUST FUND
                                        ------------   ------------   ------------   ------------   ------------
    Dividends.........................  $ 1,121,267    $ 2,501,284    $ 4,159,903    $        --    $        --
    Interest..........................      112,421        700,142        186,769      3,878,126      1,958,533
                                        ------------   ------------   ------------   ------------   ------------
        Total investment income.......    1,233,688      3,201,426      4,346,672      3,878,126      1,958,533
                                        ------------   ------------   ------------   ------------   ------------
EXPENSES:
    Investment advisory fees (Note
      B)..............................      476,341        714,397      1,774,607        360,520        242,321
    Distribution fees--Class A (Note
      B)..............................      225,915        372,389        802,958        208,372        141,896
    Distribution fees--Class B (Note
      B)..............................        9,651         21,572         22,502          6,565          1,775
    Legal fees........................       12,000         20,000         41,000         10,000          8,000
    Transfer agent fees...............      100,000        141,000        318,000         63,000         44,000
    Custodian fees....................       53,000         76,000        129,000         61,500         46,000
    Auditing fees.....................       10,000         16,000         38,000          9,000          8,500
    Printing fees.....................       15,000         20,000         51,000         14,000         11,000
    Trustees' fees....................        7,500          8,000         20,000          7,500          5,500
    Registration Fees.................       21,400         23,699         43,453         23,000         19,700
    Miscellaneous.....................       12,862         28,635         59,888         16,893          8,929
    Amortization of organization costs
      (Note A)........................           --             --             --             --         21,243
                                        ------------   ------------   ------------   ------------   ------------
                                            943,669      1,441,692      3,300,408        780,350        558,864
        Less expenses reimbursed by
          investment advisor..........           --             --             --       (198,923)      (249,651)
                                        ------------   ------------   ------------   ------------   ------------
        Net expenses..................      943,669      1,441,692      3,300,408        581,427        309,213
                                        ------------   ------------   ------------   ------------   ------------

NET INVESTMENT INCOME.................      290,019      1,759,734      1,046,264      3,296,699      1,649,320
                                        ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--Note C:
    Net realized gain (loss)
      on investments..................    6,591,571     11,355,940      9,125,357       (765,991)       172,684
    Net change in unrealized
      appreciation on investments.....    4,528,416      7,715,321     18,057,004       (148,726)      (352,918)
                                        ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain
      (loss) on investments...........   11,119,987     19,071,261     27,182,361       (914,717)      (180,234)
                                        ------------   ------------   ------------   ------------   ------------

INCREASE IN NET ASSETS FROM
  OPERATIONS..........................  $11,410,006    $20,830,995    $28,228,625    $ 2,381,982    $ 1,469,086
                                        ------------   ------------   ------------   ------------   ------------
                                        ------------   ------------   ------------   ------------   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  GROWTH FUND                GROWTH AND INCOME FUND
                                                        -------------------------------  -------------------------------
                                                           YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                            10/31/96         10/31/95        10/31/96         10/31/95
                                                        -----------------  ------------  -----------------  ------------
OPERATIONS:
    Net investment income.............................     $   290,019      $  184,388     $   1,759,734     $1,462,066
    Net realized gain on investments..................       6,591,571       3,855,434        11,355,940      2,114,892
    Net change in unrealized appreciation on
      investments.....................................       4,528,416       2,214,074         7,715,321      8,320,026
                                                        -----------------  ------------  -----------------  ------------
    Increase in net assets from operations............      11,410,006       6,253,896        20,830,995     11,896,984
                                                        -----------------  ------------  -----------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income:
      Class A.........................................        (199,179)        (58,068)       (1,560,079)    (1,501,908)
      Class B.........................................         --               --               (26,691)        --
    Realized gains on investments--Class A............      (3,854,607)     (3,314,586)       (2,114,222)    (2,851,832)
                                                        -----------------  ------------  -----------------  ------------
    Total Dividends and Distributions to
      Shareholders....................................      (4,053,786)     (3,372,654)       (3,700,992)    (4,353,740)
                                                        -----------------  ------------  -----------------  ------------

CAPITAL STOCK TRANSACTIONS--(NET) Note D..............       7,970,431         610,099        15,243,210     13,411,750
                                                        -----------------  ------------  -----------------  ------------
    Total increase in net assets......................      15,326,651       3,491,341        32,373,213     20,954,994
NET ASSETS:
    Beginning of year.................................      55,946,150      52,454,809        87,974,903     67,019,909
                                                        -----------------  ------------  -----------------  ------------
    End of year (including undistributed net
      investment income of $249,883 and $159,043 for
      the Growth Fund at 10/31/96 and 10/31/95,
      respectively, and $299,663 and $126,699 for the
      Growth and Income Fund at 10/31/96 and 10/31/95,
      respectively)...................................     $71,272,801      $55,946,150    $ 120,348,116     $87,974,903
                                                        -----------------  ------------  -----------------  ------------
                                                        -----------------  ------------  -----------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                    AGGRESSIVE
                                                                    GROWTH FUND                 FIXED INCOME FUND
                                                           -----------------------------   ---------------------------
                                                            YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                             10/31/96        10/31/95        10/31/96       10/31/95
                                                           -------------   -------------   ------------   ------------
OPERATIONS:
    Net investment income................................  $  1,046,264    $    405,162    $ 3,296,699    $ 2,662,154
    Net realized gain (loss) on investments..............     9,125,357       4,891,763       (765,991)       221,384
    Net change in unrealized appreciation on
      investments........................................    18,057,004      13,889,695       (148,726)     2,303,777
                                                           -------------   -------------   ------------   ------------
    Increase in net assets from operations...............    28,228,625      19,186,620      2,381,982      5,187,315
                                                           -------------   -------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income:
      Class A............................................      (463,915)        --          (3,263,578)    (2,662,154)
      Class B............................................       --              --             (33,121)       --
    Realized gains on investments--Class A...............    (4,882,667)     (6,165,603)       --             --
                                                           -------------   -------------   ------------   ------------
    Total Dividends and Distributions to Shareholders....    (5,346,582)     (6,165,603)    (3,296,699)    (2,662,154)
                                                           -------------   -------------   ------------   ------------

CAPITAL STOCK TRANSACTIONS--(NET) Note D.................     8,409,509      45,084,159      5,047,283     12,209,472
                                                           -------------   -------------   ------------   ------------
    Total increase in net assets.........................    31,291,552      58,105,176      4,132,566     14,734,633
NET ASSETS:
    Beginning of year....................................   202,729,629     144,624,453     53,884,786     39,150,153
                                                           -------------   -------------   ------------   ------------
    End of year (including undistributed net investment
      income of $987,511 and $405,162 for the Aggressive
      Growth Fund at 10/31/96 and 10/31/95,
      respectively)......................................  $234,021,181    $202,729,629    $58,017,352    $53,884,786
                                                           -------------   -------------   ------------   ------------
                                                           -------------   -------------   ------------   ------------

                                                                                               MUNICIPAL
                                                                                              TRUST FUND
                                                                                      ---------------------------
                                                                                       YEAR ENDED     YEAR ENDED
                                                                                        10/31/96       10/31/95
                                                                                      ------------   ------------
OPERATIONS:
    Net investment income...........................................................  $ 1,649,320    $ 1,426,670
    Net realized gain (loss) on investments.........................................      172,684       (559,335)
    Net change in unrealized appreciation on investments............................     (352,918)     2,549,446
                                                                                      ------------   ------------
    Increase in net assets from operations..........................................    1,469,086      3,416,781
                                                                                      ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment Income:
      Class A.......................................................................   (1,642,490)    (1,426,670)
      Class B.......................................................................       (6,830)       --
                                                                                      ------------   ------------
    Total Dividends and Distributions to Shareholders...............................   (1,649,320)    (1,426,670)
                                                                                      ------------   ------------

CAPITAL STOCK TRANSACTIONS--(NET) Note D............................................      404,039      2,598,461
                                                                                      ------------   ------------
    Total increase in net assets....................................................      223,805      4,588,572
NET ASSETS:
    Beginning of year...............................................................   39,058,778     34,470,206
                                                                                      ------------   ------------
    End of year.....................................................................  $39,282,583    $39,058,778
                                                                                      ------------   ------------
                                                                                      ------------   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. Winthrop Focus Funds ("Winthrop" or "Funds") operates as a series company currently consisting of five portfolios (the "Portfolios"): Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Aggressive Growth Fund, Winthrop Fixed Income Fund, and Winthrop Municipal Trust Fund. Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ("Act").

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. On February 7, 1996, at a special meeting, the shareholders of Winthrop approved a new multiple class distribution structure.

Effective February 28, 1996, each Fund commenced offering two classes of shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Wood Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by Winthrop.

  (1) SECURITY VALUATION: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fixed Income Fund has an unused capital loss carryover of approximately $892,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, $155,000 of the carryover expires in fiscal 2002 and $737,000 expires in fiscal 2004. The Municipal Trust Fund has an unused capital loss carryover of approximately $726,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, $167,000 of the carryover expires in fiscal 2002 and $559,000 expires in fiscal 2003.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized on municipal securities only, with a corresponding decrease in cost basis.

--------------------------------------------------------------------------------
  (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date.

  (6) DEFERRED ORGANIZATION COSTS: The Municipal Trust Fund will reimburse the Advisor for costs incurred in connection with the Municipal Trust Fund's organization. The costs are being amortized on a straight-line basis over five years commencing July 28, 1993.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: Under its Advisory Agreement with Winthrop, the Advisor will provide investment advisory services and order placement facilities for Winthrop and pay all compensation of Trustees of Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish Winthrop, without charge, management supervision and assistance and office facilities. Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Aggressive Growth Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of
1% of the balance; and Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

The Advisory Agreement provides that the Advisor will reimburse Winthrop for its expenses (exclusive of interest, taxes, brokerage, distribution services fees and extraordinary expenses, all to the extent permitted by applicable state securities law and regulations) which in any year exceed the limits prescribed by any state in which shares of Winthrop are qualified for sale. Winthrop believes that presently the most restrictive applicable expense ratio limitation imposed on Winthrop by any state is 2 1/2% of average net assets of the first $30 million, 2% of average net assets of the next $70 million and 1 1/2% of average net assets in excess of $100 million. Commencing November 1, 1995 through April 30, 1997 the Advisor has agreed, in its sole discretion, to reduce its management fees and reimburse operating expenses by the amount that Total Fund Operating Expenses exceed 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares of the Fixed Income Fund. For the Municipal Trust Fund, during the period November 1, 1995 through May 31, 1996, the Advisor reduced its management fees and reimbursed operating expenses by the amount that Total Fund Operating Expenses exceeded 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares. For the period June 1, 1996 through December 31, 1996, the Advisor has agreed, with respect to the Municipal Trust Fund, to reduce its management fees and reimburse operating expenses by the amount that Total Fund Operating Expenses exceed .50% of the average daily net assets of its Class A shares and 1.20% of the average daily net assets of its Class B shares. After April 30, 1997, with respect to the Fixed Income Fund, and December 31, 1996, with respect to the Municipal Trust Fund, the Advisor may, in its sole discretion, determine to continue to pay certain expenses of the Fixed Income Fund or the Municipal Trust Fund or it may discontinue this practice with respect to both or either of such Funds. As a result of the voluntary assumption of expenses, the Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $198,923 and $249,651, respectively, during the year ended October 31, 1996.

Pursuant to Rule 12b-1 under the Act, Winthrop has entered into a Distribution Services Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, Winthrop's Distributor, under which Winthrop pays a distribution services fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including Winthrop) to finance the distribution of Winthrop's shares.

--------------------------------------------------------------------------------
NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at October 31, 1996, was substantially the same as the cost of securities for financial statement purposes. At October 31, 1996, the components of the net unrealized appreciation (depreciation) on investments were as follows:

                                                 GROWTH     GROWTH & INCOME   AGGRESSIVE GROWTH  FIXED INCOME  MUNICIPAL TRUST
                                                  FUND            FUND              FUND             FUND           FUND
                                              ------------  ----------------  -----------------  ------------  ---------------
Gross appreciation (investments having an
  excess of value over cost)................  $ 15,219,174    $ 28,155,008      $  45,002,877     $1,283,350     $   692,298
Gross depreciation (investments having an
  excess of cost over value)................      (948,998)     (2,603,892)        (4,296,509)      (157,540)       (140,193)
                                              ------------  ----------------  -----------------  ------------  ---------------
Net unrealized appreciation of investments..  $ 14,270,176    $ 25,551,116      $  40,706,368     $1,125,810     $   552,105
                                              ------------  ----------------  -----------------  ------------  ---------------
                                              ------------  ----------------  -----------------  ------------  ---------------

    For the year ended October 31, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                 GROWTH     GROWTH & INCOME   AGGRESSIVE GROWTH  FIXED INCOME  MUNICIPAL TRUST
                                                  FUND            FUND              FUND             FUND           FUND
                                              ------------  ----------------  -----------------  ------------  ---------------
Purchases...................................  $ 41,538,207    $ 55,336,292      $  82,201,292     $54,993,415   $  30,309,442
Sales.......................................    37,021,885      45,154,566         77,183,567     49,832,173       29,966,630

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.01 par value) authorized.

    Transactions in shares of beneficial interest were as follows:

                                                        GROWTH FUND                             GROWTH & INCOME FUND
                                      ------------------------------------------------  -------------------------------------
                                                                                                                   YEAR ENDED
                                           PERIOD ENDED              YEAR ENDED               PERIOD ENDED          OCTOBER
                                         OCTOBER 31, 1996         OCTOBER 31, 1995          OCTOBER 31, 1996        31, 1995
                                      -----------------------  -----------------------  -------------------------  ----------
                                       SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT        SHARES
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
CLASS A
Shares sold.........................    659,662  $  7,791,827    532,740  $  5,466,192   1,164,764  $  18,470,066   1,461,088
Shares issued through reinvestment
  of dividends......................    323,919     3,499,542    287,842     2,878,417     197,158      2,969,907     263,368
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
                                        983,581    11,291,369    820,582     8,344,609   1,361,922     21,439,973   1,724,456
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
Shares redeemed.....................   (544,548)   (6,369,265)  (743,608)   (7,734,510)   (775,120)   (12,425,324)   (697,917)
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
Net increase........................    439,033  $  4,922,104     76,974  $    610,099     586,802  $   9,014,649   1,026,539
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
CLASS B*
Shares sold.........................    257,899  $  3,126,900                              397,069  $   6,478,685
Shares issued through reinvestment
  of dividends......................         --            --                                1,551         25,566
                                      ---------  ------------                           ----------  -------------
                                        257,899     3,126,900                              398,620      6,504,251
                                      ---------  ------------                           ----------  -------------
Shares redeemed.....................     (6,442)      (78,573)                             (16,930)      (275,690)
                                      ---------  ------------                           ----------  -------------
Net increase........................    251,457  $  3,048,327                              381,690  $   6,228,561
                                      ---------  ------------                           ----------  -------------
                                      ---------  ------------                           ----------  -------------

                                         AMOUNT
                                      ------------
CLASS A
Shares sold.........................  $ 19,316,205
Shares issued through reinvestment
  of dividends......................     3,373,871
                                      ------------
                                        22,690,076
                                      ------------
Shares redeemed.....................    (9,278,326)
                                      ------------
Net increase........................  $ 13,411,750
                                      ------------
                                      ------------
CLASS B*
Shares sold.........................
Shares issued through reinvestment
  of dividends......................
Shares redeemed.....................
Net increase........................

--------------------------------------------------------------------------------

                                              AGGRESSIVE GROWTH FUND                             FIXED INCOME FUND
                              ------------------------------------------------------  ---------------------------------------
                                                                                                                  YEAR ENDED
                                     PERIOD ENDED                 YEAR ENDED                 PERIOD ENDED         OCTOBER 31,
                                   OCTOBER 31, 1996            OCTOBER 31, 1995            OCTOBER 31, 1996          1995
                              --------------------------  --------------------------  --------------------------  -----------
                                SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
CLASS A
Shares sold.................    2,166,779  $  37,617,929    4,656,242  $  72,414,139    1,462,054  $  14,868,063    2,205,344
Shares issued through
  reinvestment of
  dividends.................      299,334      4,999,339      382,815      5,692,460      228,562      2,298,998      178,087
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
                                2,466,113     42,617,268    5,039,057     78,106,599    1,690,616     17,167,061    2,383,431
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
Shares redeemed.............   (2,302,746)   (40,353,318)  (2,074,286)   (33,022,440)  (1,365,005)   (13,732,889)  (1,159,789)
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
Net increase................      163,367  $   2,263,950    2,964,771  $  45,084,159      325,611  $   3,434,172    1,223,642
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
CLASS B*
Shares sold.................      349,790  $   6,251,446                                  167,890  $   1,673,750
Shares issued through
  reinvestment of
  dividends.................           --             --                                    3,016         29,872
                              -----------  -------------                              -----------  -------------
                                  349,790      6,251,446                                  170,906      1,703,622
                              -----------  -------------                              -----------  -------------
Shares redeemed.............       (6,017)      (105,887)                                  (9,117)       (90,511)
                              -----------  -------------                              -----------  -------------
Net increase................      343,773  $   6,145,559                                  161,789  $   1,613,111
                              -----------  -------------                              -----------  -------------
                              -----------  -------------                              -----------  -------------

                                 AMOUNT
                              -------------
CLASS A
Shares sold.................  $  21,904,065
Shares issued through
  reinvestment of
  dividends.................      1,772,956
                              -------------
                                 23,677,021
                              -------------
Shares redeemed.............    (11,467,549)
                              -------------
Net increase................  $  12,209,472
                              -------------
                              -------------
CLASS B*
Shares sold.................
Shares issued through
  reinvestment of
  dividends.................
Shares redeemed.............
Net increase................

*   Winthrop commenced offering Class B shares on February 28, 1996.

                                               MUNICIPAL TRUST FUND
                              ------------------------------------------------------
                                     PERIOD ENDED                 YEAR ENDED
                                   OCTOBER 31, 1996            OCTOBER 31, 1995
                              --------------------------  --------------------------
                                SHARES        AMOUNT        SHARES        AMOUNT
                              -----------  -------------  -----------  -------------
CLASS A
Shares sold.................      778,590  $   7,762,187    1,175,181  $  11,478,178
Shares issued through
  reinvestment of
  dividends.................      130,153      1,298,598      112,223      1,098,286
                              -----------  -------------  -----------  -------------
                                  908,743      9,060,785    1,287,404     12,576,464
                              -----------  -------------  -----------  -------------
Shares redeemed.............     (916,513)    (9,136,736)  (1,030,022)    (9,978,003)
                              -----------  -------------  -----------  -------------
Net increase (decrease).....       (7,770) $     (75,951)     257,382  $   2,598,461
                              -----------  -------------  -----------  -------------
                              -----------  -------------  -----------  -------------
CLASS B*
Shares sold.................       48,213  $     473,753
Shares issued through
  reinvestment of
  dividends.................          629          6,237
                              -----------  -------------
                                   48,842        479,990
                              -----------  -------------
Shares redeemed.............           --             --
                              -----------  -------------
Net increase................       48,842  $     479,990
                              -----------  -------------
                              -----------  -------------

CLASS A
Shares sold.................
Shares issued through
  reinvestment of
  dividends.................
Shares redeemed.............
Net increase (decrease).....
CLASS B*
Shares sold.................
Shares issued through
  reinvestment of
  dividends.................
Shares redeemed.............
Net increase................

*   Winthrop commenced offering Class B shares on February 28, 1996.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                                                                      RATIO OF
                               NET                                                                      NET
                             REALIZED                                                        RATIO    INVESTMENT
                               AND                             NET                  NET        OF      INCOME
                             UNREALIZED                       ASSET               ASSETS    EXPENSES   (LOSS)
         NET ASSET           GAINS OR  DIVIDENDS  DISTRIBUTIONS  VALUE,           END OF       TO        TO              AVERAGE
          VALUE,     NET     (LOSSES)  FROM NET     FROM       END                PERIOD    AVERAGE   AVERAGE   PORTFOLIO COMMISSION
         BEGINNING INVESTMENT    ON    INVESTMENT  CAPITAL      OF      TOTAL      (000       NET       NET     TURNOVER   RATE
         OF PERIOD  INCOME   SECURITIES  INCOME     GAINS     PERIOD   RETURN++  OMITTED)   ASSETS(2) ASSETS(2)  RATE      PAID
         --------- --------  --------  ---------  ---------  --------  --------  ---------  --------  --------  -------  --------
GROWTH FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 11.35   $0.053    $2.107    ($0.038)   ($0.782)   $12.69     20.32%   $68,096      1.48%     0.47%    60.6%   $0.06
1995       10.82    0.037     1.190     (0.012)    (0.685)   11.35      12.21     55,946      1.63      0.35    101.7      N/A
1994       10.97    0.014     0.435       --       (0.599)   10.82       4.15     52,455      1.65      0.06     28.2      N/A
1993       11.10    0.061     1.386     (0.077)    (1.500)   10.97      14.36     49,446      1.36      0.56     61.7      N/A
1992       11.45    0.123     0.418     (0.163)    (0.728)   11.10       4.66     48,678      1.26      1.11     65.7      N/A
Class B (3)
1996       11.88   (0.013)    0.763       --         --      12.63       6.40      3,177      2.17(1)  (0.34) (1)  60.6  0.06
GROWTH AND INCOME FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 14.57   $0.266    $2.935    ($0.241)   ($0.350)   $17.18     22.60%   $113,803     1.36%     1.68%    44.0%   $0.06
1995       13.38    0.254     1.769     (0.266)    (0.567)   14.57      16.10     87,975      1.58      1.94     31.8      N/A
1994       13.42    0.244     0.358     (0.223)    (0.419)   13.38       4.58     67,020      1.64      1.88     25.9      N/A
1993       12.35    0.270     1.720     (0.271)    (0.649)   13.42      16.93     52,166      1.33      2.12     36.4      N/A
1992*      12.03    0.083     0.572     (0.165)    (0.170)   12.35      16.39(1)  46,457      1.32(1)   1.99(1)  14.4      N/A
                           YEAR ENDED JUNE 30,
Class A
1992       11.70    0.320     0.916     (0.234)    (0.672)   12.03      10.45     45,342      1.35      2.62     29.0      N/A
                           YEAR ENDED OCTOBER 31,
Class B (3)
1996       16.05    0.136     1.109     (0.145)      --      17.15       7.67      6,545      1.99(1)   1.06(1)  44.0    0.06
AGGRESSIVE GROWTH FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 16.61   $0.084    $2.162    ($0.037)   ($0.409)   $18.41     13.80%   $227,716     1.47%     0.48%    35.1%   $0.06
1995       15.65    0.035     1.621       --       (0.696)   16.61      11.10    202,730      1.64      0.23     25.1      N/A
1994       16.11    0.105     0.603     (0.026)    (1.142)   15.65       4.67    144,624      1.70     (0.04)    31.6      N/A
1993       14.00    0.123     3.195     (0.011)    (1.197)   16.11      25.34     77,903      1.44      0.32    134.3      N/A
1992**     14.16    0.011     1.482     (0.027)    (1.626)   14.00      13.95(1)  39,683      1.74(1)   0.10(1) 164.1      N/A
                          YEAR ENDED DECEMBER 31,
Class A
1991       10.16    0.023     5.090     (0.024)    (1.089)   14.16      50.55     33,340      1.89      0.18     91.3      N/A
                          YEAR ENDED OCTOBER 31,
Class B (3)
1996       17.41   (0.023)    0.953       --         --      18.34       5.28      6,305      2.15(1)  (0.34) (1)  35.1  0.06
FIXED INCOME FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 10.22   $0.577    ($0.150)  ($0.577)   $  --      $10.07      4.34%   $56,388      1.00%     5.72%    90.2%     N/A
1995        9.66    0.588     0.560     (0.588)      --      10.22      12.23     53,885      1.00      5.90     66.1      N/A
1994       10.93    0.567    (1.027)    (0.567)    (0.243)    9.66      (4.37)    39,150      0.93      5.58     55.9      N/A
1993       10.40    0.622     0.567     (0.622)    (0.037)   10.93      11.79     40,881      0.83      5.79     95.6      N/A
1992       10.08    0.695     0.320     (0.695)      --      10.40      10.37     32,358      0.51      6.71     62.8      N/A
Class B (3)
1996       10.22    0.339    (0.150)    (0.339)      --      10.07       2.23      1,629      1.70(1)   5.03(1)  90.2      N/A
MUNICIPAL TRUST FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 10.06   $0.425    ($0.050)  ($0.425)   $  --      $10.01      3.83%   $38,794      0.80%     4.26%    79.3%     N/A
1995        9.51    0.389     0.550     (0.389)      --      10.06      10.06     39,059      1.00      3.97     49.3      N/A
1994       10.10    0.365    (0.590)    (0.365)      --       9.51      (2.27)    34,470      0.83      3.71     42.5      N/A
1993+      10.00    0.085     0.100     (0.085)      --      10.10       7.15(1)  33,794      0.75(1)   3.28(1)   --       N/A
Class B (3)
1996       10.12    0.248    (0.110)    (0.248)      --      10.01       1.42        489      1.23(1)   3.81(1)  79.3      N/A

------------------------
  * FOR THE PERIOD 7/1/92 TO 10/31/92.
 ** FOR THE PERIOD 1/1/92 TO 10/31/92.
  + COMMENCEMENT OF OPERATIONS FOR THE MUNICIPAL TRUST FUND WAS JULY 28, 1993. ++ TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET
    ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. INITIAL SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE IS NOT REFLECTED IN THE CALCULATION OF TOTAL RETURN. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
 (1) ANNUALIZED
 (2) NET OF VOLUNTARY ASSUMPTION BY ADVISOR OF EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS, AS FOLLOWS: GROWTH AND INCOME FUND, .01%, FOR THE YEAR ENDED 6/30/92; AGGRESSIVE GROWTH FUND, .01% FOR THE YEAR ENDED 12/31/91; FIXED INCOME FUND CLASS A SHARES, .34%, .51%, .67%, .58% AND .98%
    FOR THE YEARS ENDED 10/31/96, 95, 94, 93 AND 92, RESPECTIVELY; FIXED INCOME CLASS B SHARES, .34% (ANNUALIZED) FOR THE PERIOD 2/28/96 THROUGH 10/31/96; MUNICIPAL TRUST FUND CLASS A SHARES, .64%, .58%, .77% AND 1.15% (ANNUALIZED) FOR THE YEARS ENDED 10/31/96, 95, 94 AND 93, RESPECTIVELY, AND MUNICIPAL TRUST FUND CLASS B SHARES, .64% (ANNUALIZED) FOR THE PERIOD 2/28/96 THROUGH 10/31/96.
 (3) WINTHROP COMMENCED OFFERING CLASS B SHARES ON FEBRUARY 28, 1996.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Winthrop Focus Funds:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Focus Funds (comprising, respectively, the Winthrop Growth Fund, the Winthrop Growth and Income Fund, the Winthrop Aggressive Growth Fund, the Winthrop Fixed Income Fund and the Winthrop Municipal Trust Fund) as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights, with respect to the Winthrop Growth Fund, Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund, for each of the periods indicated therein and, with respect to the Winthrop Aggressive Growth Fund and Winthrop Growth and Income Fund, for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Winthrop Aggressive Growth Fund (formerly Neuwirth Fund, Inc.) for the year ended December 31, 1991 and Winthrop Growth and Income Fund (formerly Pine Street Fund, Inc.) for the year ended June 30, 1992, were audited by other auditors whose reports thereon dated January 27, 1992 and August 3, 1992 respectively, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the respective Funds constituting the Winthrop Focus Funds at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights, with respect to the Winthrop Growth Fund, Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund, for each of the indicated periods and, with respect to the Winthrop Aggressive Growth Fund and Winthrop Growth and Income Fund for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        [SIG]

New York, New York
December 13, 1996

                                    APPENDIX
SECURITIES RATINGS

Bond Ratings
------------

          Municipal and Corporate Bonds. The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal corporate bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality.
Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A are judged by Moody's to possess many favorable investment attributes and are considered "upper medium grade obligations". Factors giving security to principal and interest of A-rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The generic ratings Aa through Baa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

          Moody's highest rating for short-term municipal loans is MIG-1. Moody's states that short-term municipal securities rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2 designation are of judged to be of high quality, with margins of protection ample although not so large as in the MIG-1 group.

          The four highest ratings of Standard & Poor's Ratings Group ("S&P") for municipal and corporate bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and indicate an extremely strong capacity to pay interest and repay principal. Bonds rated AA also qualify as high-quality debt obligations and have a very strong capacity to pay interest and repay principal and in the majority of instances differ from AAA issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. The BBB rating, which is the lowest "investment grade" security rating of S&P, indicates an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The ratings AA through BBB may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within such rating categories.

          Notes rated SP-1 have a very strong capacity to pay principal and interest. Those issues determined by S&P to possess overwhelming safety characteristics are given an SP-1+ rating. Notes rated SP-2 have a satisfactory capacity to pay principal and interest. Notes rated SP-3 have a speculative capacity to pay principal and interest. The rating scale for notes is closely related to long-term bond ratings; notes rated SP-1+ compare with bonds rated AAA, AA+, AA and AA-; notes rated SP-1 compare with bonds rated A+, A and A-; and notes rated SP-2 compare with bonds rated BBB+, BBB and BBB-.

Other Municipal Securities and Commercial Paper
-----------------------------------------------

          "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by S&P (S&P does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime", while S&P uses the numbers 1+, 1, 2 and 3 to denote relative strength within the highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins or support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rated "A" by S&P have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company, is in a well-established industry and has superior management.

                                   PART C
                             Other Information

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements
          --------------------

          Included in the Prospectus:
               Financial Highlights

          Included in the Statement of Additional Information:


               For Year Ended October 31, 1996

               Statement of Investments, October 31, 1996
               Statement of Operations for Year Ended October 31, 1996 Statement of Changes in Net Assets for Each of the Years
                    Ended October 31, 1995 and 1996
               Statement of Assets and Liabilities, October 31, 1996 Notes to Financial Statements
               Financial Highlights
               Report of Ernst & Young LLP, Independent Auditors



          Included In Part C of the Registration Statement:

               None
     (b)  Exhibits
          --------


          (1)  (a)  Amended and Restated Declaration of Trust10
               (b)  Amendment to Amended and Restated
                    Declaration of Trust*
          (2)  Bylaws1
          (3)  Not Applicable
          (4)  Specimen Stock Certificates
               a.   Growth Fund and Fixed Income Fund2
               b.   Aggressive Growth Fund3
               c.   Growth and Income Fund4
               d.   Municipal Trust Fund8
          (5)  Investment Advisory Contract
               a. Growth Fund, Fixed Income Fund, Aggressive Growth Fund and Growth and Income Fund3
               b.   Municipal Trust Fund9
          (6)  Distribution Agreement dated as of February 25, 199611
          (7)  Not Applicable
          (8)  Custodial Services Agreement5
          (9)  Shareholder Services Agreement5
          (10) Legal Opinion2
          (11) Consent of Independent Auditors*
          (12) Not Applicable
          (13) Investment Representation Letter6
          (14) Prototype Retirement Plans7
          (15) Rule 12b-1 Plan
               a.   Aggressive Growth Fund - Class A Plan11
               b.   Aggressive Growth Fund - Class B Plan11
               c.   Growth and Income Fund - Class A Plan11
               d.   Growth and Income Fund - Class B Plan11
               e.   Growth Fund - Class A Plan11
               f.   Growth Fund - Class B Plan11
               g.   Fixed Income Fund - Class A Plan11
               h.   Fixed Income Fund - Class B Plan11
               i.   Municipal Trust Fund - Class A Plan11
               j.   Municipal Trust Fund - Class B Plan11
          (16) Schedules for Computation of Performance Quotation10
          (17) Financial Data Schedule*
          (18) Rule 18F-3 Plan 10


          Other Exhibit:  Power of Attorney (attached to signature page)
__________________
1 Incorporated herein by reference to Registration Statement of Winthrop Focus Funds on Form N-1A (File No. 3706) filed March 4, 1986.

2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on November 3, 1986.
3 Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on February 24, 1992.
4 Incorporated herein by reference to Post-Effective Amendment No. 7 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on February 3, 1992.
5 Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on December 31, 1992.
6 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on October 21, 1986.
7 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on February 26, 1988.
8 Incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement of Winthrop Focus Funds on Form N-1A (File
     No. 3706) filed on April 22, 1993.
9 Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement of Winthrop Focus Funds on Form N-1A (File
     No. 3706) filed on January 28, 1994.
10 Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No. 33-3706) filed via EDGAR on December 29, 1995.
11 Incorporated herein by reference to Post-Effective Amendment No. 15 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No. 33-3706) filed via EDGAR on December 31, 1996.

__________________
*    Filed herewith.




Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not Applicable

Item 26.  NUMBER OF HOLDERS OF SECURITIES


                                                Number of Record Holders
          Title of Class                         as of January 31, 1997
          --------------                       ---------------------------

          Growth Fund Shares
          par value $.01 per share                     Class A: 2,931
                                                       Class B:   380

          Aggressive Growth Fund Shares
          par value $.01 per share                     Class A: 9,445
                                                       Class B: 1,053


          Fixed Income Fund Shares
          par value $.01 per share                     Class A: 1,323
                                                       Class B:   152


          Growth and Income Fund Shares
          par value $.01 per share                     Class A: 4,290
                                                       Class B:   646

          Municipal Trust Fund Shares
          par value $.01 per share                     Class A:   445
                                                       Class B:    22


Item 27.  INDEMNIFICATION


          Registrant's Amended and Restated Agreement and Declaration of Trust provides that the Trust (or the appropriate Fund) shall indemnify each person who is or has been a trustee or officer of the Trust (including persons who serve, or have served, at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a person, except with respect to any matter as to which it has been determined that such person (i) did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          The Advisory Agreement between Registrant and Wood, Struthers & Winthrop Management Corp. provides that Wood, Struthers & Winthrop Management Corp. will not be liable thereunder for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Wood, Struthers & Winthrop Management Corp. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

          The Distribution Services Agreement between the Registrant and Donaldson, Lufkin & Jenrette Securities Corporation provides that Registrant will indemnify, defend and hold Donaldson, Lufkin & Jenrette Securities Corporation, and any other person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Donaldson, Lufkin & Jenrette Securities Corporation or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

          The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between Registrant and Wood, Struthers & Winthrop Management Corp. and the Distribution Services Agreement between Registrant and Donaldson, Lufkin & Jenrette Securities Corporation. The Registrant's Amended and Restated Agreement and Declaration of Trust is filed herewith. The Advisory Agreement and Distribution Services Agreement are incorporated by reference herein as Exhibits 5 and 6, in response to Item 24.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Equitable Life Assurance Society of the United States (the parent of Adviser's parent) carries for itself and its subsidiaries Directors and Officers Liability Insurance. Coverage under this policy has been extended to directors and officers of the investment companies managed by Wood, Struthers & Winthrop Management Corp. Under this policy, outside directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as members of the Board.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The description of Wood, Struthers & Winthrop Management Corp. under the caption "Management" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The following are Directors and Officers of the Adviser including their other business connections which are of a substantial nature.


                    POSITION WITH              OTHER BUSINESS
 NAME                THE ADVISER                 CONNECTIONS
 ----               -------------              --------------

 G. Moffett         Chairman of the Board      Director of Palmer National
 Cochran            and President              Bank; President and Chairman
                                               of Winthrop Focus Funds.


 Martin Jaffe       Managing Director, Chief   President, International
                    Operating Officer and      Association for Financial
                    Treasurer                  Planning, New York Chapter;
                                               Vice President, Secretary
                                               and Treasurer of Winthrop
                                               Focus Funds; Vice President
                                               of Donaldson Lufkin &
                                               Jenrette Securities
                                               Corporation.


 Guy S. Waltman     Vice Chairman              Chairman, Winthrop Trust
                                               Company

 Thomas E. Siegler  Secretary                  ----


Item 29.  PRINCIPAL UNDERWRITERS

     (a) Donaldson, Lufkin & Jenrette Securities Corporation, the Registrant's Distributor (Underwriter) also acts as Distributor for the following investment companies:

          None

     (b) The following are the Directors and Officers of Donaldson, Lufkin & Jenrette Securities Corporation, none of whom hold any post or office with the Registrant. Donaldson, Lufkin and Jenrette Securities Corporation's principal place of business is 277 Park Avenue, New York, New York 10272.

     (c)  DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
          OFFICERS AND DIRECTORS


            ----------------------------------------------------


                                     OFFICE
                                     ------


John S. Chalsty         Director, Chairman of the Board and Chief Executive
                        Officer

Joe L. Ruby             Director, President and Chief Operating Officer

Anthony F. Daddino      Director, Executive Vice President and Chief
                        Financial Officer

Hamilton E. James       Director, Managing Director (Chairman - DLJ Banking
                        Group)

Richard S. Pechter      Director, Managing Director (Chairman - DLJ
                        Financial Services Group)

Theodore P. Shen        Director, Managing Director (Chairman - DLJ
                        Capital Markets Group)

James L. Alexandre      Senior Vice President (Managing Director -
                        Institutional Equities Division)

Richard Browne          Senior Vice President (Managing Director - Pershing
                        Division)

Richard F. Brueckner    Senior Vice President (Managing Director - Pershing
                        Division)

Van Vechten Burger, Jr. Senior Vice President (Chairman - Pershing Division)

Joseph P. Bzezinski     Senior Vice President (Managing Director - Fixed
                        Income Division)

Michael J. Campbell     Senior Vice President (Managing Director -
                        Investment Services Group

Anthony R. Chidoni      Senior Vice President (Managing Director -
                        Investment Services Group

Peter C. Cohen          Senior Vice President (Managing Director - Pershing
                        Division)

Robert W. Diemer        Senior Vice President (Chief Finacial Officer -
                        and Managing Director - Pershing Division)

Vincent C. DeGiaimo     Senior Vice President (Managing Director - Investment
                        Banking)

Joseph D. Dreitlein     Senior Vice President and Associate General
                        Counsel (Managing Director/General Counsel -
                        Pershing Division)

Michael A. Dreisdein    Senior Vice President (Managing Director - Pershing
                        Division)

John A. Friel           Senior Vice President (Managing Director - Fixed
                        Income Division)

Frank L. Hohmann, III   Senior Vice President (Managing Director - Equity
                        Derivatives Division)


            DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                            OFFICERS AND DIRECTORS
            ----------------------------------------------------

Alan C. Jones           Senior Vice President (Managing Director - Pershing
                        Division)

Todd N. Kanter          Senior Vice President (Managing Director - Investment
                        Services Group)

George J. Minnig        Senior Vice President (Managing Director - Pershing
                        Division)

David S. Moore          Senior Vice President (Managing Director -
                        Institutional Equities Division)

Garrett M. Moran        Senior Vice President (Vice Chairman - Investment
                        Banking Division)

Leon M. Pollack         Senior Vice President (Managing Director - Fixed
                        Income Division)

Richard W. Reinemann    Senior Vice President (Managing Director - Pershing
                        Division)

Stuart M. Robbins       Senior Vice President (Managing Director -
                        Instututional Equities Division)

            DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                            OFFICERS AND DIRECTORS
            ----------------------------------------------------



     (c)  Not Applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS


          The majority of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of Wood, Struthers & Winthrop Management Corp., 277 Park Avenue, New York, New York 10272 (see "Investment Adviser" in the Prospectus). Additional records are maintained at the offices of Citibank, N.A., the Registrant's Custodian, 111 Wall Street, New York, New York 10043.


Item 31.  MANAGEMENT SERVICES

          Not Applicable

Item 32.  UNDERTAKINGS

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                               SIGNATURES
                               ----------



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 19th day of February 1997.



                                        Winthrop Focus Funds


                                        By:  G. Moffett Cochran*
                                             -------------------
                                             G. Moffett Cochran
                                             President


Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



       Signature                 Title                     Date
       ---------                 -----                     ----

  G. Moffet Cochran*     President                   February 19, 1997
  ------------------
  G. Moffet Cochran      Chairman of the Board

  /s/ Martin Jaffe       Treasurer                   February 19, 1997
  ------------------
  Martin Jaffe

                         Trustee                     February 19, 1997
  ------------------
  Robert L. Bast

  James Engle*           Trustee                     February 19, 1997
  ------------------
  James Engle

  John J. Halsey*        Trustee                     February 19, 1997
  ------------------
  John J. Halsey

  Stig Host*             Trustee                     February 19, 1997
  ------------------
  Stig Host

  Peter F. Krogh*        Trustee                     February 19, 1997
  ------------------
  Peter F. Krogh

                         Trustee
  ------------------
  Dennis Little

  William H. Mathers*    Trustee                     February 19, 1997
  ------------------
  William H. Mathers

  James L. McCabe*       Trustee                     February 19, 1997
  ------------------
  James L. McCabe

  Carl B. Menges*        Trustee                     February 19, 1997
  ------------------
  Carl B. Menges

                         Trustee                     February 19, 1997
  ------------------
  John J. Sheehan

  William C. Simpson*    Trustee                     February 19, 1997
  ------------------
  William C. Simpson

  Stephen K. West*       Trustee                     February 19, 1997
  ------------------
  Stephen K. West


  *By:
  /s/ Martin Jaffe
  ----------------------------
  Martin Jaffe
  (Attorney-in-fact)
  Pursuant to Power of Attorney attached hereto

                              POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned has constituted and appointed, and by these presents does constitute and appoint,
G. Moffet Cochran and Martin Jaffe, or either of them, the true and lawful agents and attorneys-in-fact of each of the undersigned with respect to all matters arising in connection with the filing with the Securities and Exchange Commission of this Post-Effective Amendment No. 16 to the Registration Statement under the Securities Act of 1933 and under the Investment Company Act of 1940 on Form N-1A and any subsequent amendments to the Registration Statement with full power and authority to execute and deliver for and on behalf of each of the undersigned all such consents and documents in connection therewith as said agents and attorneys-in-fact may deem advisable. Each of the undersigned hereby gives to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power and authority to execute and file with the Securities and Exchange Commission this Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A and any amendments thereto, and/or other documents in connection therewith, and to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. Each of the undersigned hereby ratifies and confirms all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.


     This Power of Attorney may be signed in more than one counterpart, each of which shall be deemed an original, but all of which together shall constitute one and the same document.



   /s/ Carl B. Menges
----------------------------------      -----------------------------------
       Carl B. Menges                           Robert L. Bast


   /s/ G. Moffett Cochran                   /s/ James A. Engle
----------------------------------      -----------------------------------
       G. Moffett Cochran                       James A. Engle


   /s/ John J. Halsey                       /s/ Stig Host
----------------------------------      -----------------------------------
       John J. Halsey                           Stig Host


   /s/ Peter F. Krogh
----------------------------------      -----------------------------------
   /s/ Peter F. Krogh                           Dennis G. Little


   /s/ William H. Mathers                   /s/ James L. McCabe
----------------------------------      -----------------------------------
       William H. Mathers                       James L. McCabe


                                            /s/ William C. Simpson
----------------------------------      -----------------------------------
       John J. Sheehan                          William C. Simpson


                            /s/ Stephen K. West
                         -----------------------------
                                Stephen K. West


Dated as of January 23, 1997

                               Exhibit Index
                               -------------

          A complete list of exhibits is included in Part C, Item 24(b) of the registration Statement. The following exhibits are filed herewith:



                                                                 Page
                                                                 ----
(1(a))         Certificate of Amendment to Amended
               and Restated Declaration of Trust
(11)           Consent of Independent Auditors
(17)           Financial Data Schedule